UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Capital Appreciation

Fund

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Capital Appreciation Fund	14.70%	-0.00%	9.12%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Capital Appreciation Fund, a class of the fund, on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

A. INST

A. INIT

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow and the S&P® achieving their best marks since 2007, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Fergus Shiel, Portfolio Manager of Fidelity® Capital Appreciation Fund: For the year, the fund's Retail Class shares returned 14.70%, modestly trailing the S&P 500®. Versus the index, my stock and sector selection added value to relative performance. However, a sizable and growing position in cash and cash equivalents dampened the fund's gain. Among sectors, information technology had the most positive impact, mainly because of favorable stock picking. At the stock level, a large overweighting in off-price clothing and home furnishings retailer TJX Companies aided performance. The company combined excellent management with a business plan well-suited to a challenging economy. Out-of-benchmark positions in apparel company PVH and US Airways Group also helped. The fund's largest holding during the period, and also its biggest contributor to absolute performance, was consumer electronics maker Apple. Conversely, stock selection in energy detracted, along with positioning in telecommunication services and consumer staples. A sizable overweighting in crude oil producer Occidental Petroleum was counterproductive. Non-benchmark stakes in specialty apparel retailer Express and air carrier United Continental Holdings also hurt results, as did unrewarding timing in owning investment bank Morgan Stanley. Express was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Capital Appreciation	.93%
Actual		$ 1,000.00	$ 1,008.30	$ 4.69
Hypothetical A		$ 1,000.00	$ 1,020.46	$ 4.72
Class K	.79%
Actual		$ 1,000.00	$ 1,009.30	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.0	5.8
United Continental Holdings, Inc.	3.9	3.8
Amgen, Inc.	3.6	1.6
Wal-Mart Stores, Inc.	3.0	0.0
TJX Companies, Inc.	2.9	3.7
Biogen Idec, Inc.	2.7	3.0
eBay, Inc.	2.7	0.0
General Electric Co.	2.6	0.0
DSW, Inc. Class A	2.6	2.5
PVH Corp.	2.4	2.5
	32.4
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.5	33.1
Industrials	11.8	10.3
Information Technology	11.0	15.7
Health Care	10.7	5.5
Financials	7.3	9.3
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Stocks 84.5%		Stocks 88.5%
	Short-Term Investments and Net Other Assets (Liabilities) 15.5%		Short-Term Investments and Net Other Assets (Liabilities) 11.5%
* Foreign investments	7.8%	** Foreign investments	1.5%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 84.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.5%
Automobiles - 0.8%
Harley-Davidson, Inc.	1,038,003	$ 48,537
Hotels, Restaurants & Leisure - 4.4%
InterContinental Hotel Group PLC ADR	614,939	15,140
Las Vegas Sands Corp.	1,513,462	70,285
Paddy Power PLC (Ireland)	1,359,658	100,347
Starbucks Corp.	773,360	35,497
Whitbread PLC	197,665	7,496
William Hill PLC	988,300	5,391
Wyndham Worldwide Corp.	632,723	31,889
		266,045
Household Durables - 2.8%
M.D.C. Holdings, Inc.	2,043,455	78,142
PulteGroup, Inc. (a)	5,341,584	92,623
		170,765
Internet & Catalog Retail - 0.6%
HSN, Inc.	316,400	16,459
Liberty Media Corp. Interactive Series A (a)	988,500	19,770
		36,229
Media - 6.1%
CBS Corp. Class B	395,371	12,810
Charter Communications, Inc. Class A (a)	642,678	49,750
Comcast Corp. Class A (special) (non-vtg.)	3,195,900	116,459
DIRECTV (a)	1,037,838	53,044
Discovery Communications, Inc. (a)	359,410	21,212
Gannett Co., Inc.	1,915,695	32,375
Interpublic Group of Companies, Inc.	8,703,145	87,902
		373,552
Specialty Retail - 9.7%
Bed Bath & Beyond, Inc. (a)	1,686,341	97,268
DSW, Inc. Class A	2,510,119	157,108
Home Depot, Inc.	1,681,863	103,233
Limited Brands, Inc.	1,138,131	54,505
TJX Companies, Inc.	4,304,460	179,195
		591,309
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 3.1%
Oxford Industries, Inc.	803,333	$ 44,569
PVH Corp.	1,337,696	147,133
		191,702
TOTAL CONSUMER DISCRETIONARY		1,678,139
CONSUMER STAPLES - 7.1%
Food & Staples Retailing - 3.3%
Carrefour SA	741,685	17,919
Wal-Mart Stores, Inc.	2,429,732	182,278
		200,197
Food Products - 0.4%
Bunge Ltd.	306,113	21,743
Tobacco - 3.4%
Altria Group, Inc.	1,433,622	45,589
Lorillard, Inc.	1,140,514	132,311
Reynolds American, Inc.	770,766	32,095
		209,995
TOTAL CONSUMER STAPLES		431,935
ENERGY - 5.7%
Energy Equipment & Services - 0.6%
Cameron International Corp. (a)	767,185	38,850
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)(d)	4,053,035	34,735
Anadarko Petroleum Corp.	494,841	34,050
Concho Resources, Inc. (a)	365,892	31,511
Hess Corp.	1,008,375	52,698
Occidental Petroleum Corp.	1,111,542	87,767
Pioneer Natural Resources Co.	197,700	20,887
Rosetta Resources, Inc. (a)	214,500	9,876
Suncor Energy, Inc.	1,187,700	39,862
		311,386
TOTAL ENERGY		350,236
FINANCIALS - 7.3%
Capital Markets - 2.8%
Goldman Sachs Group, Inc.	346,037	42,351
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	3,954,753	$ 68,734
T. Rowe Price Group, Inc.	323,935	21,036
UBS AG	2,471,500	37,081
		169,202
Commercial Banks - 1.5%
Banco Bilbao Vizcaya Argentaria SA	1,582,200	13,221
Banco Santander SA (Spain)	1,681,109	12,657
BNP Paribas SA	543,700	27,350
Lloyds Banking Group PLC (a)	24,715,000	16,275
Societe Generale Series A (a)	691,985	21,997
		91,500
Diversified Financial Services - 1.8%
Citigroup, Inc.	2,966,200	110,906
Insurance - 0.3%
American International Group, Inc. (a)	444,884	15,540
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	3,159,699	56,938
TOTAL FINANCIALS		444,086
HEALTH CARE - 10.7%
Biotechnology - 9.7%
Alexion Pharmaceuticals, Inc. (a)	357,841	32,342
Amgen, Inc.	2,511,224	217,334
ARIAD Pharmaceuticals, Inc. (a)	954,052	20,560
Biogen Idec, Inc. (a)	1,186,719	164,028
Gilead Sciences, Inc. (a)	1,087,428	73,032
Onyx Pharmaceuticals, Inc. (a)	558,733	43,782
PDL BioPharma, Inc. (d)	318,375	2,372
Regeneron Pharmaceuticals, Inc. (a)	286,741	40,803
		594,253
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	889,702	20,872
Pharmaceuticals - 0.6%
Elan Corp. PLC sponsored ADR (a)	3,460,802	37,377
TOTAL HEALTH CARE		652,502
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.8%
Aerospace & Defense - 1.6%
Textron, Inc.	3,891,838	$ 98,113
Airlines - 6.3%
Delta Air Lines, Inc. (a)	5,369,950	51,713
United Continental Holdings, Inc. (a)(d)	12,267,155	235,652
US Airways Group, Inc. (a)(d)	8,108,223	98,758
		386,123
Commercial Services & Supplies - 0.1%
Edenred SA	197,694	5,721
Electrical Equipment - 0.2%
Alstom SA	296,689	10,133
Industrial Conglomerates - 2.9%
General Electric Co.	7,513,991	158,245
Koninklijke Philips Electronics NV	790,900	19,809
		178,054
Road & Rail - 0.7%
Union Pacific Corp.	365,930	45,020
TOTAL INDUSTRIALS		723,164
INFORMATION TECHNOLOGY - 11.0%
Computers & Peripherals - 6.0%
Apple, Inc.	613,592	365,148
Internet Software & Services - 3.6%
eBay, Inc. (a)	3,361,282	162,316
VeriSign, Inc. (a)	1,086,361	40,271
Yahoo!, Inc. (a)	988,500	16,617
		219,204
IT Services - 1.0%
Visa, Inc. Class A	445,195	61,775
Software - 0.4%
FactSet Research Systems, Inc.	299,220	27,094
TOTAL INFORMATION TECHNOLOGY		673,221
MATERIALS - 2.3%
Chemicals - 1.6%
Monsanto Co.	790,978	68,079
Syngenta AG (Switzerland)	79,100	30,840
		98,919
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	691,939	$ 25,097
Walter Energy, Inc.	543,670	19,007
		44,104
TOTAL MATERIALS		143,023
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Iliad SA	138,403	21,321
Telecom Italia SpA	17,799,700	16,422
		37,743
UTILITIES - 0.5%
Multi-Utilities - 0.5%
Sempra Energy	450,500	31,422
TOTAL COMMON STOCKS (Cost $4,444,097)		5,165,471
Money Market Funds - 16.1%

Fidelity Cash Central Fund, 0.19% (b)	922,143,795	922,144
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	63,559,575	63,560
TOTAL MONEY MARKET FUNDS (Cost $985,704)		985,704
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,429,801)		6,151,175
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(35,604)
NET ASSETS - 100%		$ 6,115,571
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 686
Fidelity Securities Lending Cash Central Fund	1,801
Total	$ 2,487
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Inhibitex, Inc.	$ -	$ 117,572	$ 128,705	$ -	$ -
Oxford Industries, Inc.	40,059	4,471	15,326	490	-
Total	$ 40,059	$ 122,043	$ 144,031	$ 490	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,678,139	$ 1,678,139	$ -	$ -
Consumer Staples	431,935	431,935	-	-
Energy	350,236	350,236	-	-
Financials	444,086	364,852	79,234	-
Health Care	652,502	652,502	-	-
Industrials	723,164	703,355	19,809	-
Information Technology	673,221	673,221	-	-
Materials	143,023	112,183	30,840	-
Telecommunication Services	37,743	21,321	16,422	-
Utilities	31,422	31,422	-	-
Money Market Funds	985,704	985,704	-	-
Total Investments in Securities:	$ 6,151,175	$ 6,004,870	$ 146,305	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $62,408) - See accompanying schedule: Unaffiliated issuers (cost $4,444,097)	$ 5,165,471
Fidelity Central Funds (cost $985,704)	985,704
Total Investments (cost $5,429,801)		$ 6,151,175
Cash		2,469
Foreign currency held at value (cost $16)		16
Receivable for investments sold		39,992
Receivable for fund shares sold		6,950
Dividends receivable		347
Distributions receivable from Fidelity Central Funds		101
Other receivables		508
Total assets		6,201,558

Liabilities
Payable for investments purchased	$ 6,387
Payable for fund shares redeemed	11,128
Accrued management fee	3,796
Other affiliated payables	927
Other payables and accrued expenses	189
Collateral on securities loaned, at value	63,560
Total liabilities		85,987

Net Assets		$ 6,115,571
Net Assets consist of:
Paid in capital		$ 5,258,178
Undistributed net investment income		24,098
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,921
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		721,374
Net Assets		$ 6,115,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012

Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($4,677,933 ÷ 160,133 shares)	$ 29.21

Class K: Net Asset Value, offering price and redemption price per share ($1,437,638 ÷ 49,108 shares)	$ 29.28

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Dividends (including $490 earned from other affiliated issuers)		$ 80,298
Income from Fidelity Central Funds		2,487
Total income		82,785

Expenses
Management fee Basic fee	$ 31,121
Performance adjustment	9,558
Transfer agent fees	9,496
Accounting and security lending fees	1,137
Custodian fees and expenses	130
Independent trustees' compensation	36
Appreciation in deferred trustee compensation account	1
Registration fees	158
Audit	66
Legal	21
Miscellaneous	52
Total expenses before reductions	51,776
Expense reductions	(452)	51,324
Net investment income (loss)		31,461
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	246,386
Other affiliated issuers	14,843
Foreign currency transactions	172
Total net realized gain (loss)		261,401
Change in net unrealized appreciation (depreciation) on: Investment securities	450,309
Assets and liabilities in foreign currencies	(54)
Total change in net unrealized appreciation (depreciation)		450,255
Net gain (loss)		711,656
Net increase (decrease) in net assets resulting from operations		$ 743,117

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,461	$ 14,710
Net realized gain (loss)	261,401	499,527
Change in net unrealized appreciation (depreciation)	450,255	(175,468)
Net increase (decrease) in net assets resulting from operations	743,117	338,769
Distributions to shareholders from net investment income	(10,087)	(5,716)
Share transactions - net increase (decrease)	207,380	(540,966)
Total increase (decrease) in net assets	940,410	(207,913)

Net Assets
Beginning of period	5,175,161	5,383,074
End of period (including undistributed net investment income of $24,098 and undistributed net investment income of $3,573, respectively)	$ 6,115,571	$ 5,175,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Appreciation

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.51	$ 24.03	$ 18.71	$ 16.68	$ 32.13
Income from Investment Operations
Net investment income (loss) B	.15	.06	.04	.04	.16
Net realized and unrealized gain (loss)	3.59	1.44	5.30	2.17	(13.27)
Total from investment operations	3.74	1.50	5.34	2.21	(13.11)
Distributions from net investment income	(.04)	(.02)	(.02)	(.18)	(.12)
Distributions from net realized gain	-	-	-	-	(2.22)
Total distributions	(.04)	(.02)	(.02)	(.18)	(2.34)
Net asset value, end of period	$ 29.21	$ 25.51	$ 24.03	$ 18.71	$ 16.68
Total Return A	14.70%	6.24%	28.57%	13.54%	(43.80)%
Ratios to Average Net AssetsC,E
Expenses before reductions	.96%	.91%	.88%	.79%	.82%
Expenses net of fee waivers, if any	.96%	.91%	.88%	.79%	.82%
Expenses net of all reductions	.95%	.90%	.86%	.78%	.82%
Net investment income (loss)	.53%	.25%	.16%	.25%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 4,678	$ 4,319	$ 4,672	$ 4,627	$ 4,794
Portfolio turnover rateD	169%	182%	186%	243%	157%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.57	$ 24.09	$ 18.73	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.19	.10	.08	.08	.03
Net realized and unrealized gain (loss)	3.61	1.44	5.31	2.18	(8.45)
Total from investment operations	3.80	1.54	5.39	2.26	(8.42)
Distributions from net investment income	(.09)	(.06)	(.03)	(.22)	-
Net asset value, end of period	$ 29.28	$ 25.57	$ 24.09	$ 18.73	$ 16.69
Total Return B,C	14.92%	6.41%	28.80%	13.85%	(33.53)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.81%	.75%	.70%	.55%	.66% A
Expenses net of fee waivers, if any	.81%	.75%	.70%	.55%	.66% A
Expenses net of all reductions	.80%	.74%	.68%	.54%	.65% A
Net investment income (loss)	.68%	.41%	.34%	.49%	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,438	$ 856	$ 712	$ 283	$ 93
Portfolio turnover rate F	169%	182%	186%	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012 is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 895,765
Gross unrealized depreciation	(184,361)
Net unrealized appreciation (depreciation) on securities and other investments	$ 711,404

Tax Cost	$ 5,439,771

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 24,199
Undistributed long-term capital gain	$ 121,892
Net unrealized appreciation (depreciation)	$ 711,404

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 10,087	$ 5,716

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,654,950 and $9,325,943, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Capital Appreciation	$ 8,910.20
Class K	586.05
	$ 9,496

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $266 for the period.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,801, including $116 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $452 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Capital Appreciation	$ 7,160	$ 3,856
Class K	2,927	1,860
Total	$ 10,087	$ 5,716

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Capital Appreciation
Shares sold	33,131	18,860	$ 930,591	$ 481,703
Reinvestment of distributions	278	148	6,866	3,700
Shares redeemed	(42,560)	(44,166)	(1,163,912)	(1,127,770)
Net increase (decrease)	(9,151)	(25,158)	$ (226,455)	$ (642,367)
Class K
Shares sold	25,274	10,289	$ 701,363	$ 263,401
Reinvestment of distributions	118	74	2,927	1,860
Shares redeemed	(9,763)	(6,424)	(270,455)	(163,860)
Net increase (decrease)	15,629	3,939	$ 433,835	$ 101,401

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital Appreciation Fund (a fund of Fidelity Capital Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital Appreciation Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Capital Appreciation Fund voted to pay on December 10, 2012, to shareholders of record at the opening of business on December 07, 2012, a distribution of $0.590 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.147 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2012, $122,761,195, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital Appreciation Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Capital Appreciation Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Capital Appreciation Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAF-UANN-1212
1.784775.109

Fidelity®

Capital Appreciation

Fund -
Class K

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class KA	14.92%	0.17%	9.21%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Capital Appreciation Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Capital Appreciation Fund - Class K on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

A. INST

A. INIT

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow and the S&P® achieving their best marks since 2007, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Fergus Shiel, Portfolio Manager of Fidelity® Capital Appreciation Fund: For the year, the fund's Class K shares returned 14.92%, modestly trailing the S&P 500®. Versus the index, my stock and sector selection added value to relative performance. However, a sizable and growing position in cash and cash equivalents dampened the fund's gain. Among sectors, information technology had the most positive impact, mainly because of favorable stock picking. At the stock level, a large overweighting in off-price clothing and home furnishings retailer TJX Companies aided performance. The company combined excellent management with a business plan well-suited to a challenging economy. Out-of-benchmark positions in apparel company PVH and US Airways Group also helped. The fund's largest holding during the period, and also its biggest contributor to absolute performance, was consumer electronics maker Apple. Conversely, stock selection in energy detracted, along with positioning in telecommunication services and consumer staples. A sizable overweighting in crude oil producer Occidental Petroleum was counterproductive. Non-benchmark stakes in specialty apparel retailer Express and air carrier United Continental Holdings also hurt results, as did unrewarding timing in owning investment bank Morgan Stanley. Express was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Capital Appreciation	.93%
Actual		$ 1,000.00	$ 1,008.30	$ 4.69
Hypothetical A		$ 1,000.00	$ 1,020.46	$ 4.72
Class K	.79%
Actual		$ 1,000.00	$ 1,009.30	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.0	5.8
United Continental Holdings, Inc.	3.9	3.8
Amgen, Inc.	3.6	1.6
Wal-Mart Stores, Inc.	3.0	0.0
TJX Companies, Inc.	2.9	3.7
Biogen Idec, Inc.	2.7	3.0
eBay, Inc.	2.7	0.0
General Electric Co.	2.6	0.0
DSW, Inc. Class A	2.6	2.5
PVH Corp.	2.4	2.5
	32.4
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	27.5	33.1
Industrials	11.8	10.3
Information Technology	11.0	15.7
Health Care	10.7	5.5
Financials	7.3	9.3
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Stocks 84.5%		Stocks 88.5%
	Short-Term Investments and Net Other Assets (Liabilities) 15.5%		Short-Term Investments and Net Other Assets (Liabilities) 11.5%
* Foreign investments	7.8%	** Foreign investments	1.5%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 84.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 27.5%
Automobiles - 0.8%
Harley-Davidson, Inc.	1,038,003	$ 48,537
Hotels, Restaurants & Leisure - 4.4%
InterContinental Hotel Group PLC ADR	614,939	15,140
Las Vegas Sands Corp.	1,513,462	70,285
Paddy Power PLC (Ireland)	1,359,658	100,347
Starbucks Corp.	773,360	35,497
Whitbread PLC	197,665	7,496
William Hill PLC	988,300	5,391
Wyndham Worldwide Corp.	632,723	31,889
		266,045
Household Durables - 2.8%
M.D.C. Holdings, Inc.	2,043,455	78,142
PulteGroup, Inc. (a)	5,341,584	92,623
		170,765
Internet & Catalog Retail - 0.6%
HSN, Inc.	316,400	16,459
Liberty Media Corp. Interactive Series A (a)	988,500	19,770
		36,229
Media - 6.1%
CBS Corp. Class B	395,371	12,810
Charter Communications, Inc. Class A (a)	642,678	49,750
Comcast Corp. Class A (special) (non-vtg.)	3,195,900	116,459
DIRECTV (a)	1,037,838	53,044
Discovery Communications, Inc. (a)	359,410	21,212
Gannett Co., Inc.	1,915,695	32,375
Interpublic Group of Companies, Inc.	8,703,145	87,902
		373,552
Specialty Retail - 9.7%
Bed Bath & Beyond, Inc. (a)	1,686,341	97,268
DSW, Inc. Class A	2,510,119	157,108
Home Depot, Inc.	1,681,863	103,233
Limited Brands, Inc.	1,138,131	54,505
TJX Companies, Inc.	4,304,460	179,195
		591,309
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 3.1%
Oxford Industries, Inc.	803,333	$ 44,569
PVH Corp.	1,337,696	147,133
		191,702
TOTAL CONSUMER DISCRETIONARY		1,678,139
CONSUMER STAPLES - 7.1%
Food & Staples Retailing - 3.3%
Carrefour SA	741,685	17,919
Wal-Mart Stores, Inc.	2,429,732	182,278
		200,197
Food Products - 0.4%
Bunge Ltd.	306,113	21,743
Tobacco - 3.4%
Altria Group, Inc.	1,433,622	45,589
Lorillard, Inc.	1,140,514	132,311
Reynolds American, Inc.	770,766	32,095
		209,995
TOTAL CONSUMER STAPLES		431,935
ENERGY - 5.7%
Energy Equipment & Services - 0.6%
Cameron International Corp. (a)	767,185	38,850
Oil, Gas & Consumable Fuels - 5.1%
Alpha Natural Resources, Inc. (a)(d)	4,053,035	34,735
Anadarko Petroleum Corp.	494,841	34,050
Concho Resources, Inc. (a)	365,892	31,511
Hess Corp.	1,008,375	52,698
Occidental Petroleum Corp.	1,111,542	87,767
Pioneer Natural Resources Co.	197,700	20,887
Rosetta Resources, Inc. (a)	214,500	9,876
Suncor Energy, Inc.	1,187,700	39,862
		311,386
TOTAL ENERGY		350,236
FINANCIALS - 7.3%
Capital Markets - 2.8%
Goldman Sachs Group, Inc.	346,037	42,351
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	3,954,753	$ 68,734
T. Rowe Price Group, Inc.	323,935	21,036
UBS AG	2,471,500	37,081
		169,202
Commercial Banks - 1.5%
Banco Bilbao Vizcaya Argentaria SA	1,582,200	13,221
Banco Santander SA (Spain)	1,681,109	12,657
BNP Paribas SA	543,700	27,350
Lloyds Banking Group PLC (a)	24,715,000	16,275
Societe Generale Series A (a)	691,985	21,997
		91,500
Diversified Financial Services - 1.8%
Citigroup, Inc.	2,966,200	110,906
Insurance - 0.3%
American International Group, Inc. (a)	444,884	15,540
Real Estate Management & Development - 0.9%
CBRE Group, Inc. (a)	3,159,699	56,938
TOTAL FINANCIALS		444,086
HEALTH CARE - 10.7%
Biotechnology - 9.7%
Alexion Pharmaceuticals, Inc. (a)	357,841	32,342
Amgen, Inc.	2,511,224	217,334
ARIAD Pharmaceuticals, Inc. (a)	954,052	20,560
Biogen Idec, Inc. (a)	1,186,719	164,028
Gilead Sciences, Inc. (a)	1,087,428	73,032
Onyx Pharmaceuticals, Inc. (a)	558,733	43,782
PDL BioPharma, Inc. (d)	318,375	2,372
Regeneron Pharmaceuticals, Inc. (a)	286,741	40,803
		594,253
Health Care Providers & Services - 0.4%
Brookdale Senior Living, Inc. (a)	889,702	20,872
Pharmaceuticals - 0.6%
Elan Corp. PLC sponsored ADR (a)	3,460,802	37,377
TOTAL HEALTH CARE		652,502
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.8%
Aerospace & Defense - 1.6%
Textron, Inc.	3,891,838	$ 98,113
Airlines - 6.3%
Delta Air Lines, Inc. (a)	5,369,950	51,713
United Continental Holdings, Inc. (a)(d)	12,267,155	235,652
US Airways Group, Inc. (a)(d)	8,108,223	98,758
		386,123
Commercial Services & Supplies - 0.1%
Edenred SA	197,694	5,721
Electrical Equipment - 0.2%
Alstom SA	296,689	10,133
Industrial Conglomerates - 2.9%
General Electric Co.	7,513,991	158,245
Koninklijke Philips Electronics NV	790,900	19,809
		178,054
Road & Rail - 0.7%
Union Pacific Corp.	365,930	45,020
TOTAL INDUSTRIALS		723,164
INFORMATION TECHNOLOGY - 11.0%
Computers & Peripherals - 6.0%
Apple, Inc.	613,592	365,148
Internet Software & Services - 3.6%
eBay, Inc. (a)	3,361,282	162,316
VeriSign, Inc. (a)	1,086,361	40,271
Yahoo!, Inc. (a)	988,500	16,617
		219,204
IT Services - 1.0%
Visa, Inc. Class A	445,195	61,775
Software - 0.4%
FactSet Research Systems, Inc.	299,220	27,094
TOTAL INFORMATION TECHNOLOGY		673,221
MATERIALS - 2.3%
Chemicals - 1.6%
Monsanto Co.	790,978	68,079
Syngenta AG (Switzerland)	79,100	30,840
		98,919
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	691,939	$ 25,097
Walter Energy, Inc.	543,670	19,007
		44,104
TOTAL MATERIALS		143,023
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Iliad SA	138,403	21,321
Telecom Italia SpA	17,799,700	16,422
		37,743
UTILITIES - 0.5%
Multi-Utilities - 0.5%
Sempra Energy	450,500	31,422
TOTAL COMMON STOCKS (Cost $4,444,097)		5,165,471
Money Market Funds - 16.1%

Fidelity Cash Central Fund, 0.19% (b)	922,143,795	922,144
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	63,559,575	63,560
TOTAL MONEY MARKET FUNDS (Cost $985,704)		985,704
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,429,801)		6,151,175
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(35,604)
NET ASSETS - 100%		$ 6,115,571
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 686
Fidelity Securities Lending Cash Central Fund	1,801
Total	$ 2,487
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Inhibitex, Inc.	$ -	$ 117,572	$ 128,705	$ -	$ -
Oxford Industries, Inc.	40,059	4,471	15,326	490	-
Total	$ 40,059	$ 122,043	$ 144,031	$ 490	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,678,139	$ 1,678,139	$ -	$ -
Consumer Staples	431,935	431,935	-	-
Energy	350,236	350,236	-	-
Financials	444,086	364,852	79,234	-
Health Care	652,502	652,502	-	-
Industrials	723,164	703,355	19,809	-
Information Technology	673,221	673,221	-	-
Materials	143,023	112,183	30,840	-
Telecommunication Services	37,743	21,321	16,422	-
Utilities	31,422	31,422	-	-
Money Market Funds	985,704	985,704	-	-
Total Investments in Securities:	$ 6,151,175	$ 6,004,870	$ 146,305	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $62,408) - See accompanying schedule: Unaffiliated issuers (cost $4,444,097)	$ 5,165,471
Fidelity Central Funds (cost $985,704)	985,704
Total Investments (cost $5,429,801)		$ 6,151,175
Cash		2,469
Foreign currency held at value (cost $16)		16
Receivable for investments sold		39,992
Receivable for fund shares sold		6,950
Dividends receivable		347
Distributions receivable from Fidelity Central Funds		101
Other receivables		508
Total assets		6,201,558

Liabilities
Payable for investments purchased	$ 6,387
Payable for fund shares redeemed	11,128
Accrued management fee	3,796
Other affiliated payables	927
Other payables and accrued expenses	189
Collateral on securities loaned, at value	63,560
Total liabilities		85,987

Net Assets		$ 6,115,571
Net Assets consist of:
Paid in capital		$ 5,258,178
Undistributed net investment income		24,098
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,921
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		721,374
Net Assets		$ 6,115,571

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012

Capital Appreciation:
Net Asset Value, offering price and redemption price per share ($4,677,933 ÷ 160,133 shares)	$ 29.21

Class K: Net Asset Value, offering price and redemption price per share ($1,437,638 ÷ 49,108 shares)	$ 29.28

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Dividends (including $490 earned from other affiliated issuers)		$ 80,298
Income from Fidelity Central Funds		2,487
Total income		82,785

Expenses
Management fee Basic fee	$ 31,121
Performance adjustment	9,558
Transfer agent fees	9,496
Accounting and security lending fees	1,137
Custodian fees and expenses	130
Independent trustees' compensation	36
Appreciation in deferred trustee compensation account	1
Registration fees	158
Audit	66
Legal	21
Miscellaneous	52
Total expenses before reductions	51,776
Expense reductions	(452)	51,324
Net investment income (loss)		31,461
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	246,386
Other affiliated issuers	14,843
Foreign currency transactions	172
Total net realized gain (loss)		261,401
Change in net unrealized appreciation (depreciation) on: Investment securities	450,309
Assets and liabilities in foreign currencies	(54)
Total change in net unrealized appreciation (depreciation)		450,255
Net gain (loss)		711,656
Net increase (decrease) in net assets resulting from operations		$ 743,117

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,461	$ 14,710
Net realized gain (loss)	261,401	499,527
Change in net unrealized appreciation (depreciation)	450,255	(175,468)
Net increase (decrease) in net assets resulting from operations	743,117	338,769
Distributions to shareholders from net investment income	(10,087)	(5,716)
Share transactions - net increase (decrease)	207,380	(540,966)
Total increase (decrease) in net assets	940,410	(207,913)

Net Assets
Beginning of period	5,175,161	5,383,074
End of period (including undistributed net investment income of $24,098 and undistributed net investment income of $3,573, respectively)	$ 6,115,571	$ 5,175,161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Appreciation

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.51	$ 24.03	$ 18.71	$ 16.68	$ 32.13
Income from Investment Operations
Net investment income (loss) B	.15	.06	.04	.04	.16
Net realized and unrealized gain (loss)	3.59	1.44	5.30	2.17	(13.27)
Total from investment operations	3.74	1.50	5.34	2.21	(13.11)
Distributions from net investment income	(.04)	(.02)	(.02)	(.18)	(.12)
Distributions from net realized gain	-	-	-	-	(2.22)
Total distributions	(.04)	(.02)	(.02)	(.18)	(2.34)
Net asset value, end of period	$ 29.21	$ 25.51	$ 24.03	$ 18.71	$ 16.68
Total Return A	14.70%	6.24%	28.57%	13.54%	(43.80)%
Ratios to Average Net AssetsC,E
Expenses before reductions	.96%	.91%	.88%	.79%	.82%
Expenses net of fee waivers, if any	.96%	.91%	.88%	.79%	.82%
Expenses net of all reductions	.95%	.90%	.86%	.78%	.82%
Net investment income (loss)	.53%	.25%	.16%	.25%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 4,678	$ 4,319	$ 4,672	$ 4,627	$ 4,794
Portfolio turnover rateD	169%	182%	186%	243%	157%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.57	$ 24.09	$ 18.73	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.19	.10	.08	.08	.03
Net realized and unrealized gain (loss)	3.61	1.44	5.31	2.18	(8.45)
Total from investment operations	3.80	1.54	5.39	2.26	(8.42)
Distributions from net investment income	(.09)	(.06)	(.03)	(.22)	-
Net asset value, end of period	$ 29.28	$ 25.57	$ 24.09	$ 18.73	$ 16.69
Total Return B,C	14.92%	6.41%	28.80%	13.85%	(33.53)%
Ratios to Average Net AssetsE,H
Expenses before reductions	.81%	.75%	.70%	.55%	.66% A
Expenses net of fee waivers, if any	.81%	.75%	.70%	.55%	.66% A
Expenses net of all reductions	.80%	.74%	.68%	.54%	.65% A
Net investment income (loss)	.68%	.41%	.34%	.49%	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,438	$ 856	$ 712	$ 283	$ 93
Portfolio turnover rate F	169%	182%	186%	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012 is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 895,765
Gross unrealized depreciation	(184,361)
Net unrealized appreciation (depreciation) on securities and other investments	$ 711,404

Tax Cost	$ 5,439,771

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 24,199
Undistributed long-term capital gain	$ 121,892
Net unrealized appreciation (depreciation)	$ 711,404

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 10,087	$ 5,716

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,654,950 and $9,325,943, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Capital Appreciation	$ 8,910.20
Class K	586.05
	$ 9,496

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $266 for the period.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,801, including $116 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $452 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Capital Appreciation	$ 7,160	$ 3,856
Class K	2,927	1,860
Total	$ 10,087	$ 5,716

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Capital Appreciation
Shares sold	33,131	18,860	$ 930,591	$ 481,703
Reinvestment of distributions	278	148	6,866	3,700
Shares redeemed	(42,560)	(44,166)	(1,163,912)	(1,127,770)
Net increase (decrease)	(9,151)	(25,158)	$ (226,455)	$ (642,367)
Class K
Shares sold	25,274	10,289	$ 701,363	$ 263,401
Reinvestment of distributions	118	74	2,927	1,860
Shares redeemed	(9,763)	(6,424)	(270,455)	(163,860)
Net increase (decrease)	15,629	3,939	$ 433,835	$ 101,401

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital Appreciation Fund (a fund of Fidelity Capital Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital Appreciation Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Capital Appreciation Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	12/10/12	12/07/12	$0.19	$0.59

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2012, $122,761,195, or, if subsequently determined to be different, the net capital gain of such year.

Class K designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital Appreciation Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Capital Appreciation Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the third quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Capital Appreciation Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAF-K-UANN-1212
1.863089.104

Fidelity®

Disciplined Equity

Fund

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Disciplined Equity Fund	13.95%	-3.43%	5.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Disciplined Equity Fund, a class of the fund, on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow and the S&P® achieving their best marks since 2007, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Keith Quinton, Portfolio Manager of Fidelity® Disciplined Equity Fund: For the year, the fund's Retail Class shares returned 13.95%, underperforming the S&P 500® Index. Security selection detracted, as the fund's quantitative models proved ineffective for most of the period, when stocks were highly correlated. A sizable stake in troubled computer maker Hewlett-Packard was by far the fund's biggest disappointment. I remained overweighted in the stock until October, when executives lowered earnings guidance and outlined a multiyear turnaround plan. I significantly reduced the position by period end. Two other picks in the technology hardware/equipment segment also hurt, including an underweighting in consumer electronics manufacturer Apple and poor timing with network equipment provider Cisco Systems. I sold Cisco from the fund by period end. Conversely, the fund was helped by a stake in the defensive food/beverage/tobacco segment of consumer staples, particularly top relative contributor and Belgium-based out-of-index holding Anheuser-Busch InBev. Positioning in the outperforming financials sector also helped, as did picks in energy, where many companies benefited from the U.S. boom in natural gas and oil production. An overweighting in drugmaker Amgen was a plus, as its stock rose on consecutive positive earnings surprises. Improved housing markets and increased repair and remodeling activity led to gains at retailer Home Depot, another top relative contributor.

Note to shareholders: Effective January 1, 2013, Alex Devereaux will become Co-Manager of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Disciplined Equity	.48%
Actual		$ 1,000.00	$ 1,019.60	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Class K	.36%
Actual		$ 1,000.00	$ 1,020.40	$ 1.83
HypotheticalA		$ 1,000.00	$ 1,023.33	$ 1.83
Class F	.30%
Actual		$ 1,000.00	$ 1,020.40	$ 1.52
HypotheticalA		$ 1,000.00	$ 1,023.63	$ 1.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.7	3.2
General Electric Co.	3.7	4.2
Apple, Inc.	3.5	2.6
Amgen, Inc.	3.4	3.4
Citigroup, Inc.	3.2	0.0
Microsoft Corp.	3.2	1.8
Chevron Corp.	3.1	4.6
CVS Caremark Corp.	2.7	0.0
Oracle Corp.	2.7	0.0
PVH Corp.	2.5	1.5
	31.7
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	20.8
Financials	14.5	13.2
Health Care	12.0	11.6
Consumer Discretionary	11.0	10.3
Consumer Staples	10.7	9.6
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Stocks 96.3%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	13.2%	** Foreign investments	11.4%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.3%
Delphi Automotive PLC	600,000	$ 18,864
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	250,000	19,368
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	200,000	6,160
Icahn Enterprises LP rights	1,900,000	0
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	500,000	7,255
Wyndham Worldwide Corp.	1,500,000	75,600
		89,015
Household Durables - 0.4%
Jarden Corp.	184,057	9,166
Whirlpool Corp.	200,000	19,536
		28,702
Internet & Catalog Retail - 1.7%
Expedia, Inc.	2,000,000	118,300
Media - 2.3%
The Walt Disney Co.	648,200	31,807
Time Warner Cable, Inc.	700,000	69,377
Virgin Media, Inc. (d)	1,686,600	55,219
		156,403
Specialty Retail - 1.3%
Foot Locker, Inc.	600,000	20,100
Guess?, Inc.	300,000	7,434
Home Depot, Inc.	1,000,000	61,380
		88,914
Textiles, Apparel & Luxury Goods - 2.9%
G-III Apparel Group Ltd. (a)	500,000	18,480
Iconix Brand Group, Inc. (a)	500,000	9,255
PVH Corp.	1,560,202	171,607
		199,342
TOTAL CONSUMER DISCRETIONARY		718,908
CONSUMER STAPLES - 10.7%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	971,457	81,244
Coca-Cola Enterprises, Inc.	200,000	6,288
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,900,000	137,826
		225,358
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 4.6%
CVS Caremark Corp.	4,000,000	$ 185,600
Kroger Co.	2,400,000	60,528
Wal-Mart Stores, Inc.	948,700	71,171
		317,299
Food Products - 0.9%
Dean Foods Co. (a)	450,000	7,578
The J.M. Smucker Co.	500,000	42,820
Tyson Foods, Inc. Class A	450,000	7,565
		57,963
Tobacco - 1.9%
Imperial Tobacco Group PLC	2,600,000	98,181
Japan Tobacco, Inc.	1,200,000	33,160
		131,341
TOTAL CONSUMER STAPLES		731,961
ENERGY - 10.3%
Energy Equipment & Services - 0.8%
Ensco PLC Class A	300,000	17,346
Exterran Holdings, Inc. (a)	400,000	7,992
Helix Energy Solutions Group, Inc. (a)	400,000	6,916
Oil States International, Inc. (a)	100,000	7,310
Transocean Ltd. (United States)	400,000	18,276
		57,840
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp.	1,894,900	208,837
Exxon Mobil Corp.	1,361,500	124,128
Marathon Petroleum Corp.	2,485,600	136,534
Phillips 66	3,400,000	160,344
Royal Dutch Shell PLC Class A sponsored ADR	300,000	20,544
		650,387
TOTAL ENERGY		708,227
FINANCIALS - 14.5%
Commercial Banks - 1.0%
Wells Fargo & Co.	2,010,300	67,727
Consumer Finance - 2.1%
Discover Financial Services	3,500,000	143,500
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 6.9%
Citigroup, Inc.	5,900,000	$ 220,601
JPMorgan Chase & Co.	6,200,000	258,413
		479,014
Insurance - 4.1%
Allied World Assurance Co. Holdings Ltd.	100,000	8,030
American International Group, Inc. (a)	600,000	20,958
Assured Guaranty Ltd.	1,040,702	14,455
Lincoln National Corp.	900,000	22,311
MetLife, Inc.	4,400,000	156,156
Montpelier Re Holdings Ltd.	233,235	5,334
The Travelers Companies, Inc.	790,157	56,054
		283,298
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	225,000	25,538
TOTAL FINANCIALS		999,077
HEALTH CARE - 12.0%
Biotechnology - 4.4%
Amgen, Inc.	2,724,000	235,749
Gilead Sciences, Inc. (a)	600,000	40,296
Spectrum Pharmaceuticals, Inc. (a)(d)	2,388,000	26,650
Threshold Pharmaceuticals, Inc. (a)	761,120	3,128
		305,823
Health Care Equipment & Supplies - 1.0%
The Cooper Companies, Inc.	400,000	38,392
Zimmer Holdings, Inc.	500,000	32,105
		70,497
Health Care Providers & Services - 1.9%
Community Health Systems, Inc. (a)	1,910,000	52,372
UnitedHealth Group, Inc.	1,200,000	67,200
Universal Health Services, Inc. Class B	200,000	8,278
		127,850
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	500,000	18,660
Pharmaceuticals - 4.4%
Merck & Co., Inc.	1,200,000	54,756
Mylan, Inc. (a)	1,400,000	35,476
Sanofi SA sponsored ADR	3,400,000	149,090
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC	1,600,224	$ 18,531
Watson Pharmaceuticals, Inc. (a)	500,000	42,975
		300,828
TOTAL HEALTH CARE		823,658
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.2%
Textron, Inc.	6,050,000	152,521
Airlines - 0.1%
US Airways Group, Inc. (a)	324,231	3,949
Building Products - 0.3%
A.O. Smith Corp.	200,000	12,154
Owens Corning (a)	343,651	11,543
		23,697
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	1,300,000	36,855
Construction & Engineering - 0.7%
Fluor Corp.	500,000	27,925
MasTec, Inc. (a)	850,500	19,187
		47,112
Industrial Conglomerates - 3.7%
General Electric Co.	12,000,000	252,720
Machinery - 1.7%
Ingersoll-Rand PLC	800,000	37,624
Lincoln Electric Holdings, Inc.	200,000	8,674
Manitowoc Co., Inc.	1,200,000	17,100
Oshkosh Truck Corp. (a)	150,000	4,497
Pentair Ltd.	550,000	23,232
Terex Corp. (a)	1,250,000	28,188
		119,315
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	1,386,100	17,271
TOTAL INDUSTRIALS		653,440
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	14,074,600	74,595
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.8%
Apple, Inc.	400,000	$ 238,040
Hewlett-Packard Co.	4,096,372	56,735
Lexmark International, Inc. Class A (d)	1,800,000	38,268
		333,043
Internet Software & Services - 0.7%
Demand Media, Inc. (a)	600,000	5,118
Facebook, Inc. Class B (a)(e)	493,371	9,376
Google, Inc. Class A (a)	50,000	33,989
		48,483
IT Services - 4.5%
Accenture PLC Class A	800,000	53,928
Acxiom Corp. (a)	400,000	7,300
Alliance Data Systems Corp. (a)(d)	500,000	71,525
Fidelity National Information Services, Inc.	1,000,000	32,870
Heartland Payment Systems, Inc.	127,266	3,319
IBM Corp.	500,000	97,265
Teradata Corp. (a)	658,405	44,976
		311,183
Semiconductors & Semiconductor Equipment - 1.5%
GT Advanced Technologies, Inc. (a)(d)	4,000,000	17,360
Samsung Electronics Co. Ltd.	69,320	83,287
		100,647
Software - 6.1%
BMC Software, Inc. (a)	400,000	16,280
Microsoft Corp.	7,589,902	216,578
Oracle Corp.	5,924,580	183,958
Parametric Technology Corp. (a)	158,147	3,191
		420,007
TOTAL INFORMATION TECHNOLOGY		1,287,958
MATERIALS - 3.2%
Chemicals - 2.4%
Ashland, Inc.	100,000	7,115
CF Industries Holdings, Inc.	307,700	63,137
Chemtura Corp. (a)	400,000	6,372
Eastman Chemical Co.	400,000	23,696
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Huntsman Corp.	1,000,000	$ 15,040
LyondellBasell Industries NV Class A	900,000	48,051
		163,411
Containers & Packaging - 0.8%
Rock-Tenn Co. Class A	800,000	58,552
TOTAL MATERIALS		221,963
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	1,925,485	73,900
Nippon Telegraph & Telephone Corp. sponsored ADR	712,500	16,259
		90,159
Wireless Telecommunication Services - 1.6%
MetroPCS Communications, Inc. (a)	3,200,000	32,672
NTT DoCoMo, Inc. sponsored ADR	300,000	4,320
Vodafone Group PLC sponsored ADR	2,532,300	68,929
		105,921
TOTAL TELECOMMUNICATION SERVICES		196,080
UTILITIES - 3.5%
Electric Utilities - 2.9%
Edison International	1,800,000	84,492
ITC Holdings Corp.	100,000	7,962
Pinnacle West Capital Corp.	600,000	31,782
PNM Resources, Inc.	3,577,376	79,275
		203,511
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	1,000,000	17,600
The AES Corp.	2,170,962	22,687
		40,287
TOTAL UTILITIES		243,798
TOTAL COMMON STOCKS (Cost $6,328,862)		6,585,070
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $30,771)	160,700	$ 33,243
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.19% (b)	89,195,522	89,196
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	67,915,575	67,916
TOTAL MONEY MARKET FUNDS (Cost $157,112)		157,112
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $6,516,745)		6,775,425
NET OTHER ASSETS (LIABILITIES) - 1.4%		95,943
NET ASSETS - 100%		$ 6,871,368
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,376,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 204
Fidelity Securities Lending Cash Central Fund	1,322
Total	$ 1,526
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
El Paso Electric Co.	$ 66,943	$ -	$ 63,483	$ 920	$ -
Spectrum Pharmaceuticals, Inc.	-	53,316	18,483	-	-
Total	$ 66,943	$ 53,316	$ 81,966	$ 920	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 752,151	$ 752,151	$ -	$ -
Consumer Staples	731,961	650,717	81,244	-
Energy	708,227	708,227	-	-
Financials	999,077	999,077	-	-
Health Care	823,658	823,658	-	-
Industrials	653,440	653,440	-	-
Information Technology	1,287,958	1,278,582	9,376	-
Materials	221,963	221,963	-	-
Telecommunication Services	196,080	196,080	-	-
Utilities	243,798	243,798	-	-
Money Market Funds	157,112	157,112	-	-
Total Investments in Securities:	$ 6,775,425	$ 6,684,805	$ 90,620	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 231,932
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.8%
United Kingdom	2.9%
France	2.2%
Ireland	1.6%
Korea (South)	1.2%
Belgium	1.2%
Japan	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $64,532) - See accompanying schedule: Unaffiliated issuers (cost $6,359,633)	$ 6,618,313
Fidelity Central Funds (cost $157,112)	157,112
Total Investments (cost $6,516,745)		$ 6,775,425
Receivable for investments sold		282,519
Receivable for fund shares sold		3,980
Dividends receivable		3,538
Distributions receivable from Fidelity Central Funds		61
Other receivables		664
Total assets		7,066,187

Liabilities
Payable for investments purchased	$ 116,776
Payable for fund shares redeemed	7,438
Accrued management fee	1,548
Other affiliated payables	758
Other payables and accrued expenses	383
Collateral on securities loaned, at value	67,916
Total liabilities		194,819

Net Assets		$ 6,871,368
Net Assets consist of:
Paid in capital		$ 7,997,907
Undistributed net investment income		105,140
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,490,354)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		258,675
Net Assets		$ 6,871,368

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($3,947,708 ÷ 161,321.6 shares)	$ 24.47

Class K: Net Asset Value, offering price and redemption price per share ($131,187 ÷ 5,357.5 shares)	$ 24.49

Class F: Net Asset Value, offering price and redemption price per share ($2,792,473 ÷ 114,095.4 shares)	$ 24.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Dividends (including $920 earned from other affiliated issuers)		$ 188,814
Interest		7
Income from Fidelity Central Funds		1,526
Total income		190,347

Expenses
Management fee Basic fee	$ 47,456
Performance adjustment	(20,696)
Transfer agent fees	11,021
Accounting and security lending fees	1,243
Custodian fees and expenses	210
Independent trustees' compensation	58
Registration fees	48
Audit	81
Legal	39
Interest	4
Miscellaneous	101
Total expenses before reductions	39,565
Expense reductions	(1,200)	38,365
Net investment income (loss)		151,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	771,049
Other affiliated issuers	(5,239)
Foreign currency transactions	(1,444)
Futures contracts	343
Total net realized gain (loss)		764,709
Change in net unrealized appreciation (depreciation) on: Investment securities	252,449
Assets and liabilities in foreign currencies	101
Total change in net unrealized appreciation (depreciation)		252,550
Net gain (loss)		1,017,259
Net increase (decrease) in net assets resulting from operations		$ 1,169,241

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 151,982	$ 134,929
Net realized gain (loss)	764,709	674,729
Change in net unrealized appreciation (depreciation)	252,550	(592,538)
Net increase (decrease) in net assets resulting from operations	1,169,241	217,120
Distributions to shareholders from net investment income	(149,685)	(105,872)
Share transactions - net increase (decrease)	(4,169,470)	(532,409)
Total increase (decrease) in net assets	(3,149,914)	(421,161)

Net Assets
Beginning of period	10,021,282	10,442,443
End of period (including undistributed net investment income of $105,140 and undistributed net investment income of $102,810, respectively)	$ 6,871,368	$ 10,021,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Disciplined Equity

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37
Income from Investment Operations
Net investment income (loss) B	.40	.28	.18	.24	.29
Net realized and unrealized gain (loss)	2.59	.05	1.99	.96	(12.19)
Total from investment operations	2.99	.33	2.17	1.20	(11.90)
Distributions from net investment income	(.31)	(.21)	(.22)	(.26)	(.26)
Distributions from net realized gain	-	-	-	-	(2.43)
Total distributions	(.31)	(.21)	(.22)	(.26)	(2.69)
Net asset value, end of period	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78
Total Return A	13.95%	1.51%	11.05%	6.64%	(38.68)%
Ratios to Average Net Assets C,E
Expenses before reductions	.54%	.59%	.70%	.84%	.87%
Expenses net of fee waivers, if any	.54%	.59%	.70%	.84%	.87%
Expenses net of all reductions	.52%	.58%	.68%	.83%	.87%
Net investment income (loss)	1.72%	1.22%	.85%	1.37%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 3,948	$ 7,233	$ 8,943	$ 10,530	$ 9,804
Portfolio turnover rate D	147%	153%	146%	200%	186%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.43	.31	.22	.28	.12
Net realized and unrealized gain (loss)	2.60	.06	1.99	.96	(8.71)
Total from investment operations	3.03	.37	2.21	1.24	(8.59)
Distributions from net investment income	(.35)	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Total Return B,C	14.14%	1.68%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.39%	.43%	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.39%	.43%	.52%	.61%	.71% A
Expenses net of all reductions	.37%	.42%	.51%	.60%	.71% A
Net investment income (loss)	1.87%	1.38%	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 95	$ 141	$ 184	$ 49
Portfolio turnover rate F	147%	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended October 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.44	.32	.22	.02
Net realized and unrealized gain (loss)	2.60	.05	2.00	2.20
Total from investment operations	3.04	.37	2.22	2.22
Distributions from net investment income	(.37)	(.26)	(.27)	-
Net asset value, end of period	$ 24.47	$ 21.80	$ 21.69	$ 19.74
Total Return B,C	14.18%	1.70%	11.31%	12.67%
Ratios to Average Net Assets E,H
Expenses before reductions	.34%	.38%	.47%	.50% A
Expenses net of fee waivers, if any	.34%	.38%	.47%	.50% A
Expenses net of all reductions	.32%	.37%	.45%	.49% A
Net investment income (loss)	1.92%	1.43%	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,792	$ 2,693	$ 1,359	$ 75
Portfolio turnover rate F	147%	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 516,748
Gross unrealized depreciation	(267,000)
Net unrealized appreciation (depreciation) on securities and other investments	$ 249,748

Tax Cost	$ 6,525,677

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 105,407
Capital loss carryforward	$ (1,481,421)
Net unrealized appreciation (depreciation)	$ 249,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,481,421)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 149,685	$ 105,872

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $343 related to its investment in futures contracts. This amount is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,207,964 and $16,447,517, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K and Class F. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Disciplined Equity	$ 10,958.20
Class K	63.05
	$ 11,021

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $270 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 27,056.38%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,127. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,322, including $11 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,200 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Disciplined Equity	$ 100,145	$ 86,646
Class K	1,554	1,698
Class F	47,986	17,528
Total	$ 149,685	$ 105,872

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Disciplined Equity
Shares sold	11,526	41,487	$ 264,379	$ 933,066
Reinvestment of distributions	4,640	3,881	99,208	85,889
Shares redeemed	(186,807)	(126,148)	(4,297,497)	(2,865,193)
Net increase (decrease)	(170,641)	(80,780)	$ (3,933,910)	$ (1,846,238)
Class K
Shares sold	3,039	2,553	$ 69,662	$ 58,670
Reinvestment of distributions	73	77	1,554	1,698
Shares redeemed	(2,124)	(4,762)	(49,699)	(109,108)
Net increase (decrease)	988	(2,132)	$ 21,517	$ (48,740)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class F
Shares sold	60,590	75,199	$ 1,374,571	$ 1,686,077
Reinvestment of distributions	2,248	793	47,986	17,528
Shares redeemed	(72,255)	(15,144)	(1,679,634)	(341,036)
Net increase (decrease)	(9,417)	60,848	$ (257,077)	$ 1,362,569

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 81% of the total outstanding shares of the Fund.

Effective after the close of business on December 7, 2012, 182,076 shares of the Fund held by the Freedom Funds were redeemed for cash and securities, with a value of $4,434,339. The Freedom Funds' ownership in the Fund was reduced to 47%. The Fund did not recognize gain or loss for federal income tax purposes.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Disciplined Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Disciplined Equity Fund (a fund of Fidelity Capital Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Disciplined Equity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Disciplined Equity designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Disciplined Equity designates 100% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Class K and the retail class show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Disciplined Equity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Disciplined Equity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FDE-UANN-1212
1.784777.109

Fidelity®

Disciplined Equity

Fund -
Class F

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class F A	14.18%	-3.29%	5.53%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009, are those of Fidelity® Disciplined Equity Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Disciplined Equity Fund - Class F on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow and the S&P® achieving their best marks since 2007, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Keith Quinton, Portfolio Manager of Fidelity® Disciplined Equity Fund: For the year, the fund's Class F shares returned 14.18%, underperforming the S&P 500® Index. Security selection detracted, as the fund's quantitative models proved ineffective for most of the period, when stocks were highly correlated. A sizable stake in troubled computer maker Hewlett-Packard was by far the fund's biggest disappointment. I remained overweighted in the stock until October, when executives lowered earnings guidance and outlined a multiyear turnaround plan. I significantly reduced the position by period end. Two other picks in the technology hardware/equipment segment also hurt, including an underweighting in consumer electronics manufacturer Apple and poor timing with network equipment provider Cisco Systems. I sold Cisco from the fund by period end. Conversely, the fund was helped by a stake in the defensive food/beverage/tobacco segment of consumer staples, particularly top relative contributor and Belgium-based out-of-index holding Anheuser-Busch InBev. Positioning in the outperforming financials sector also helped, as did picks in energy, where many companies benefited from the U.S. boom in natural gas and oil production. An overweighting in drugmaker Amgen was a plus, as its stock rose on consecutive positive earnings surprises. Improved housing markets and increased repair and remodeling activity led to gains at retailer Home Depot, another top relative contributor.

Note to shareholders: Effective January 1, 2013, Alex Devereaux will become Co-Manager of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Disciplined Equity	.48%
Actual		$ 1,000.00	$ 1,019.60	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Class K	.36%
Actual		$ 1,000.00	$ 1,020.40	$ 1.83
HypotheticalA		$ 1,000.00	$ 1,023.33	$ 1.83
Class F	.30%
Actual		$ 1,000.00	$ 1,020.40	$ 1.52
HypotheticalA		$ 1,000.00	$ 1,023.63	$ 1.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.7	3.2
General Electric Co.	3.7	4.2
Apple, Inc.	3.5	2.6
Amgen, Inc.	3.4	3.4
Citigroup, Inc.	3.2	0.0
Microsoft Corp.	3.2	1.8
Chevron Corp.	3.1	4.6
CVS Caremark Corp.	2.7	0.0
Oracle Corp.	2.7	0.0
PVH Corp.	2.5	1.5
	31.7
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	20.8
Financials	14.5	13.2
Health Care	12.0	11.6
Consumer Discretionary	11.0	10.3
Consumer Staples	10.7	9.6
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Stocks 96.3%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	13.2%	** Foreign investments	11.4%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.3%
Delphi Automotive PLC	600,000	$ 18,864
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	250,000	19,368
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	200,000	6,160
Icahn Enterprises LP rights	1,900,000	0
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	500,000	7,255
Wyndham Worldwide Corp.	1,500,000	75,600
		89,015
Household Durables - 0.4%
Jarden Corp.	184,057	9,166
Whirlpool Corp.	200,000	19,536
		28,702
Internet & Catalog Retail - 1.7%
Expedia, Inc.	2,000,000	118,300
Media - 2.3%
The Walt Disney Co.	648,200	31,807
Time Warner Cable, Inc.	700,000	69,377
Virgin Media, Inc. (d)	1,686,600	55,219
		156,403
Specialty Retail - 1.3%
Foot Locker, Inc.	600,000	20,100
Guess?, Inc.	300,000	7,434
Home Depot, Inc.	1,000,000	61,380
		88,914
Textiles, Apparel & Luxury Goods - 2.9%
G-III Apparel Group Ltd. (a)	500,000	18,480
Iconix Brand Group, Inc. (a)	500,000	9,255
PVH Corp.	1,560,202	171,607
		199,342
TOTAL CONSUMER DISCRETIONARY		718,908
CONSUMER STAPLES - 10.7%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	971,457	81,244
Coca-Cola Enterprises, Inc.	200,000	6,288
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,900,000	137,826
		225,358
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 4.6%
CVS Caremark Corp.	4,000,000	$ 185,600
Kroger Co.	2,400,000	60,528
Wal-Mart Stores, Inc.	948,700	71,171
		317,299
Food Products - 0.9%
Dean Foods Co. (a)	450,000	7,578
The J.M. Smucker Co.	500,000	42,820
Tyson Foods, Inc. Class A	450,000	7,565
		57,963
Tobacco - 1.9%
Imperial Tobacco Group PLC	2,600,000	98,181
Japan Tobacco, Inc.	1,200,000	33,160
		131,341
TOTAL CONSUMER STAPLES		731,961
ENERGY - 10.3%
Energy Equipment & Services - 0.8%
Ensco PLC Class A	300,000	17,346
Exterran Holdings, Inc. (a)	400,000	7,992
Helix Energy Solutions Group, Inc. (a)	400,000	6,916
Oil States International, Inc. (a)	100,000	7,310
Transocean Ltd. (United States)	400,000	18,276
		57,840
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp.	1,894,900	208,837
Exxon Mobil Corp.	1,361,500	124,128
Marathon Petroleum Corp.	2,485,600	136,534
Phillips 66	3,400,000	160,344
Royal Dutch Shell PLC Class A sponsored ADR	300,000	20,544
		650,387
TOTAL ENERGY		708,227
FINANCIALS - 14.5%
Commercial Banks - 1.0%
Wells Fargo & Co.	2,010,300	67,727
Consumer Finance - 2.1%
Discover Financial Services	3,500,000	143,500
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 6.9%
Citigroup, Inc.	5,900,000	$ 220,601
JPMorgan Chase & Co.	6,200,000	258,413
		479,014
Insurance - 4.1%
Allied World Assurance Co. Holdings Ltd.	100,000	8,030
American International Group, Inc. (a)	600,000	20,958
Assured Guaranty Ltd.	1,040,702	14,455
Lincoln National Corp.	900,000	22,311
MetLife, Inc.	4,400,000	156,156
Montpelier Re Holdings Ltd.	233,235	5,334
The Travelers Companies, Inc.	790,157	56,054
		283,298
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	225,000	25,538
TOTAL FINANCIALS		999,077
HEALTH CARE - 12.0%
Biotechnology - 4.4%
Amgen, Inc.	2,724,000	235,749
Gilead Sciences, Inc. (a)	600,000	40,296
Spectrum Pharmaceuticals, Inc. (a)(d)	2,388,000	26,650
Threshold Pharmaceuticals, Inc. (a)	761,120	3,128
		305,823
Health Care Equipment & Supplies - 1.0%
The Cooper Companies, Inc.	400,000	38,392
Zimmer Holdings, Inc.	500,000	32,105
		70,497
Health Care Providers & Services - 1.9%
Community Health Systems, Inc. (a)	1,910,000	52,372
UnitedHealth Group, Inc.	1,200,000	67,200
Universal Health Services, Inc. Class B	200,000	8,278
		127,850
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	500,000	18,660
Pharmaceuticals - 4.4%
Merck & Co., Inc.	1,200,000	54,756
Mylan, Inc. (a)	1,400,000	35,476
Sanofi SA sponsored ADR	3,400,000	149,090
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC	1,600,224	$ 18,531
Watson Pharmaceuticals, Inc. (a)	500,000	42,975
		300,828
TOTAL HEALTH CARE		823,658
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.2%
Textron, Inc.	6,050,000	152,521
Airlines - 0.1%
US Airways Group, Inc. (a)	324,231	3,949
Building Products - 0.3%
A.O. Smith Corp.	200,000	12,154
Owens Corning (a)	343,651	11,543
		23,697
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	1,300,000	36,855
Construction & Engineering - 0.7%
Fluor Corp.	500,000	27,925
MasTec, Inc. (a)	850,500	19,187
		47,112
Industrial Conglomerates - 3.7%
General Electric Co.	12,000,000	252,720
Machinery - 1.7%
Ingersoll-Rand PLC	800,000	37,624
Lincoln Electric Holdings, Inc.	200,000	8,674
Manitowoc Co., Inc.	1,200,000	17,100
Oshkosh Truck Corp. (a)	150,000	4,497
Pentair Ltd.	550,000	23,232
Terex Corp. (a)	1,250,000	28,188
		119,315
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	1,386,100	17,271
TOTAL INDUSTRIALS		653,440
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	14,074,600	74,595
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.8%
Apple, Inc.	400,000	$ 238,040
Hewlett-Packard Co.	4,096,372	56,735
Lexmark International, Inc. Class A (d)	1,800,000	38,268
		333,043
Internet Software & Services - 0.7%
Demand Media, Inc. (a)	600,000	5,118
Facebook, Inc. Class B (a)(e)	493,371	9,376
Google, Inc. Class A (a)	50,000	33,989
		48,483
IT Services - 4.5%
Accenture PLC Class A	800,000	53,928
Acxiom Corp. (a)	400,000	7,300
Alliance Data Systems Corp. (a)(d)	500,000	71,525
Fidelity National Information Services, Inc.	1,000,000	32,870
Heartland Payment Systems, Inc.	127,266	3,319
IBM Corp.	500,000	97,265
Teradata Corp. (a)	658,405	44,976
		311,183
Semiconductors & Semiconductor Equipment - 1.5%
GT Advanced Technologies, Inc. (a)(d)	4,000,000	17,360
Samsung Electronics Co. Ltd.	69,320	83,287
		100,647
Software - 6.1%
BMC Software, Inc. (a)	400,000	16,280
Microsoft Corp.	7,589,902	216,578
Oracle Corp.	5,924,580	183,958
Parametric Technology Corp. (a)	158,147	3,191
		420,007
TOTAL INFORMATION TECHNOLOGY		1,287,958
MATERIALS - 3.2%
Chemicals - 2.4%
Ashland, Inc.	100,000	7,115
CF Industries Holdings, Inc.	307,700	63,137
Chemtura Corp. (a)	400,000	6,372
Eastman Chemical Co.	400,000	23,696
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Huntsman Corp.	1,000,000	$ 15,040
LyondellBasell Industries NV Class A	900,000	48,051
		163,411
Containers & Packaging - 0.8%
Rock-Tenn Co. Class A	800,000	58,552
TOTAL MATERIALS		221,963
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	1,925,485	73,900
Nippon Telegraph & Telephone Corp. sponsored ADR	712,500	16,259
		90,159
Wireless Telecommunication Services - 1.6%
MetroPCS Communications, Inc. (a)	3,200,000	32,672
NTT DoCoMo, Inc. sponsored ADR	300,000	4,320
Vodafone Group PLC sponsored ADR	2,532,300	68,929
		105,921
TOTAL TELECOMMUNICATION SERVICES		196,080
UTILITIES - 3.5%
Electric Utilities - 2.9%
Edison International	1,800,000	84,492
ITC Holdings Corp.	100,000	7,962
Pinnacle West Capital Corp.	600,000	31,782
PNM Resources, Inc.	3,577,376	79,275
		203,511
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	1,000,000	17,600
The AES Corp.	2,170,962	22,687
		40,287
TOTAL UTILITIES		243,798
TOTAL COMMON STOCKS (Cost $6,328,862)		6,585,070
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $30,771)	160,700	$ 33,243
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.19% (b)	89,195,522	89,196
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	67,915,575	67,916
TOTAL MONEY MARKET FUNDS (Cost $157,112)		157,112
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $6,516,745)		6,775,425
NET OTHER ASSETS (LIABILITIES) - 1.4%		95,943
NET ASSETS - 100%		$ 6,871,368
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,376,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 204
Fidelity Securities Lending Cash Central Fund	1,322
Total	$ 1,526
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
El Paso Electric Co.	$ 66,943	$ -	$ 63,483	$ 920	$ -
Spectrum Pharmaceuticals, Inc.	-	53,316	18,483	-	-
Total	$ 66,943	$ 53,316	$ 81,966	$ 920	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 752,151	$ 752,151	$ -	$ -
Consumer Staples	731,961	650,717	81,244	-
Energy	708,227	708,227	-	-
Financials	999,077	999,077	-	-
Health Care	823,658	823,658	-	-
Industrials	653,440	653,440	-	-
Information Technology	1,287,958	1,278,582	9,376	-
Materials	221,963	221,963	-	-
Telecommunication Services	196,080	196,080	-	-
Utilities	243,798	243,798	-	-
Money Market Funds	157,112	157,112	-	-
Total Investments in Securities:	$ 6,775,425	$ 6,684,805	$ 90,620	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 231,932
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.8%
United Kingdom	2.9%
France	2.2%
Ireland	1.6%
Korea (South)	1.2%
Belgium	1.2%
Japan	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $64,532) - See accompanying schedule: Unaffiliated issuers (cost $6,359,633)	$ 6,618,313
Fidelity Central Funds (cost $157,112)	157,112
Total Investments (cost $6,516,745)		$ 6,775,425
Receivable for investments sold		282,519
Receivable for fund shares sold		3,980
Dividends receivable		3,538
Distributions receivable from Fidelity Central Funds		61
Other receivables		664
Total assets		7,066,187

Liabilities
Payable for investments purchased	$ 116,776
Payable for fund shares redeemed	7,438
Accrued management fee	1,548
Other affiliated payables	758
Other payables and accrued expenses	383
Collateral on securities loaned, at value	67,916
Total liabilities		194,819

Net Assets		$ 6,871,368
Net Assets consist of:
Paid in capital		$ 7,997,907
Undistributed net investment income		105,140
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,490,354)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		258,675
Net Assets		$ 6,871,368

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($3,947,708 ÷ 161,321.6 shares)	$ 24.47

Class K: Net Asset Value, offering price and redemption price per share ($131,187 ÷ 5,357.5 shares)	$ 24.49

Class F: Net Asset Value, offering price and redemption price per share ($2,792,473 ÷ 114,095.4 shares)	$ 24.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Dividends (including $920 earned from other affiliated issuers)		$ 188,814
Interest		7
Income from Fidelity Central Funds		1,526
Total income		190,347

Expenses
Management fee Basic fee	$ 47,456
Performance adjustment	(20,696)
Transfer agent fees	11,021
Accounting and security lending fees	1,243
Custodian fees and expenses	210
Independent trustees' compensation	58
Registration fees	48
Audit	81
Legal	39
Interest	4
Miscellaneous	101
Total expenses before reductions	39,565
Expense reductions	(1,200)	38,365
Net investment income (loss)		151,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	771,049
Other affiliated issuers	(5,239)
Foreign currency transactions	(1,444)
Futures contracts	343
Total net realized gain (loss)		764,709
Change in net unrealized appreciation (depreciation) on: Investment securities	252,449
Assets and liabilities in foreign currencies	101
Total change in net unrealized appreciation (depreciation)		252,550
Net gain (loss)		1,017,259
Net increase (decrease) in net assets resulting from operations		$ 1,169,241

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 151,982	$ 134,929
Net realized gain (loss)	764,709	674,729
Change in net unrealized appreciation (depreciation)	252,550	(592,538)
Net increase (decrease) in net assets resulting from operations	1,169,241	217,120
Distributions to shareholders from net investment income	(149,685)	(105,872)
Share transactions - net increase (decrease)	(4,169,470)	(532,409)
Total increase (decrease) in net assets	(3,149,914)	(421,161)

Net Assets
Beginning of period	10,021,282	10,442,443
End of period (including undistributed net investment income of $105,140 and undistributed net investment income of $102,810, respectively)	$ 6,871,368	$ 10,021,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Disciplined Equity

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37
Income from Investment Operations
Net investment income (loss) B	.40	.28	.18	.24	.29
Net realized and unrealized gain (loss)	2.59	.05	1.99	.96	(12.19)
Total from investment operations	2.99	.33	2.17	1.20	(11.90)
Distributions from net investment income	(.31)	(.21)	(.22)	(.26)	(.26)
Distributions from net realized gain	-	-	-	-	(2.43)
Total distributions	(.31)	(.21)	(.22)	(.26)	(2.69)
Net asset value, end of period	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78
Total Return A	13.95%	1.51%	11.05%	6.64%	(38.68)%
Ratios to Average Net Assets C,E
Expenses before reductions	.54%	.59%	.70%	.84%	.87%
Expenses net of fee waivers, if any	.54%	.59%	.70%	.84%	.87%
Expenses net of all reductions	.52%	.58%	.68%	.83%	.87%
Net investment income (loss)	1.72%	1.22%	.85%	1.37%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 3,948	$ 7,233	$ 8,943	$ 10,530	$ 9,804
Portfolio turnover rate D	147%	153%	146%	200%	186%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.43	.31	.22	.28	.12
Net realized and unrealized gain (loss)	2.60	.06	1.99	.96	(8.71)
Total from investment operations	3.03	.37	2.21	1.24	(8.59)
Distributions from net investment income	(.35)	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Total Return B,C	14.14%	1.68%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.39%	.43%	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.39%	.43%	.52%	.61%	.71% A
Expenses net of all reductions	.37%	.42%	.51%	.60%	.71% A
Net investment income (loss)	1.87%	1.38%	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 95	$ 141	$ 184	$ 49
Portfolio turnover rate F	147%	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended October 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.44	.32	.22	.02
Net realized and unrealized gain (loss)	2.60	.05	2.00	2.20
Total from investment operations	3.04	.37	2.22	2.22
Distributions from net investment income	(.37)	(.26)	(.27)	-
Net asset value, end of period	$ 24.47	$ 21.80	$ 21.69	$ 19.74
Total Return B,C	14.18%	1.70%	11.31%	12.67%
Ratios to Average Net Assets E,H
Expenses before reductions	.34%	.38%	.47%	.50% A
Expenses net of fee waivers, if any	.34%	.38%	.47%	.50% A
Expenses net of all reductions	.32%	.37%	.45%	.49% A
Net investment income (loss)	1.92%	1.43%	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,792	$ 2,693	$ 1,359	$ 75
Portfolio turnover rate F	147%	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 516,748
Gross unrealized depreciation	(267,000)
Net unrealized appreciation (depreciation) on securities and other investments	$ 249,748

Tax Cost	$ 6,525,677

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 105,407
Capital loss carryforward	$ (1,481,421)
Net unrealized appreciation (depreciation)	$ 249,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,481,421)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 149,685	$ 105,872

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $343 related to its investment in futures contracts. This amount is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,207,964 and $16,447,517, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K and Class F. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Disciplined Equity	$ 10,958.20
Class K	63.05
	$ 11,021

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $270 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 27,056.38%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,127. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,322, including $11 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,200 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Disciplined Equity	$ 100,145	$ 86,646
Class K	1,554	1,698
Class F	47,986	17,528
Total	$ 149,685	$ 105,872

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Disciplined Equity
Shares sold	11,526	41,487	$ 264,379	$ 933,066
Reinvestment of distributions	4,640	3,881	99,208	85,889
Shares redeemed	(186,807)	(126,148)	(4,297,497)	(2,865,193)
Net increase (decrease)	(170,641)	(80,780)	$ (3,933,910)	$ (1,846,238)
Class K
Shares sold	3,039	2,553	$ 69,662	$ 58,670
Reinvestment of distributions	73	77	1,554	1,698
Shares redeemed	(2,124)	(4,762)	(49,699)	(109,108)
Net increase (decrease)	988	(2,132)	$ 21,517	$ (48,740)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class F
Shares sold	60,590	75,199	$ 1,374,571	$ 1,686,077
Reinvestment of distributions	2,248	793	47,986	17,528
Shares redeemed	(72,255)	(15,144)	(1,679,634)	(341,036)
Net increase (decrease)	(9,417)	60,848	$ (257,077)	$ 1,362,569

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 81% of the total outstanding shares of the Fund.

Effective after the close of business on December 7, 2012, 182,076 shares of the Fund held by the Freedom Funds were redeemed for cash and securities, with a value of $4,434,339. The Freedom Funds' ownership in the Fund was reduced to 47%. The Fund did not recognize gain or loss for federal income tax purposes.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Disciplined Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Disciplined Equity Fund (a fund of Fidelity Capital Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Disciplined Equity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class F designates 87% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class F designates 100% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Class K and the retail class show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Disciplined Equity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Disciplined Equity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FDE-F-ANN-1212
1.891696.103

Fidelity®

Disciplined Equity

Fund -
Class K

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class KA	14.14%	-3.27%	5.54%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Disciplined Equity Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Disciplined Equity Fund - Class K on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow and the S&P® achieving their best marks since 2007, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Keith Quinton, Portfolio Manager of Fidelity® Disciplined Equity Fund: For the year, the fund's Class K shares returned 14.14%, underperforming the S&P 500® Index. Security selection detracted, as the fund's quantitative models proved ineffective for most of the period, when stocks were highly correlated. A sizable stake in troubled computer maker Hewlett-Packard was by far the fund's biggest disappointment. I remained overweighted in the stock until October, when executives lowered earnings guidance and outlined a multiyear turnaround plan. I significantly reduced the position by period end. Two other picks in the technology hardware/equipment segment also hurt, including an underweighting in consumer electronics manufacturer Apple and poor timing with network equipment provider Cisco Systems. I sold Cisco from the fund by period end. Conversely, the fund was helped by a stake in the defensive food/beverage/tobacco segment of consumer staples, particularly top relative contributor and Belgium-based out-of-index holding Anheuser-Busch InBev. Positioning in the outperforming financials sector also helped, as did picks in energy, where many companies benefited from the U.S. boom in natural gas and oil production. An overweighting in drugmaker Amgen was a plus, as its stock rose on consecutive positive earnings surprises. Improved housing markets and increased repair and remodeling activity led to gains at retailer Home Depot, another top relative contributor.

Note to shareholders: Effective January 1, 2013, Alex Devereaux will become Co-Manager of the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Disciplined Equity	.48%
Actual		$ 1,000.00	$ 1,019.60	$ 2.44
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Class K	.36%
Actual		$ 1,000.00	$ 1,020.40	$ 1.83
HypotheticalA		$ 1,000.00	$ 1,023.33	$ 1.83
Class F	.30%
Actual		$ 1,000.00	$ 1,020.40	$ 1.52
HypotheticalA		$ 1,000.00	$ 1,023.63	$ 1.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.7	3.2
General Electric Co.	3.7	4.2
Apple, Inc.	3.5	2.6
Amgen, Inc.	3.4	3.4
Citigroup, Inc.	3.2	0.0
Microsoft Corp.	3.2	1.8
Chevron Corp.	3.1	4.6
CVS Caremark Corp.	2.7	0.0
Oracle Corp.	2.7	0.0
PVH Corp.	2.5	1.5
	31.7
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.7	20.8
Financials	14.5	13.2
Health Care	12.0	11.6
Consumer Discretionary	11.0	10.3
Consumer Staples	10.7	9.6
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Stocks 96.3%		Stocks and Equity Futures 98.7%
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	13.2%	** Foreign investments	11.4%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.3%
Delphi Automotive PLC	600,000	$ 18,864
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	250,000	19,368
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	200,000	6,160
Icahn Enterprises LP rights	1,900,000	0
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	500,000	7,255
Wyndham Worldwide Corp.	1,500,000	75,600
		89,015
Household Durables - 0.4%
Jarden Corp.	184,057	9,166
Whirlpool Corp.	200,000	19,536
		28,702
Internet & Catalog Retail - 1.7%
Expedia, Inc.	2,000,000	118,300
Media - 2.3%
The Walt Disney Co.	648,200	31,807
Time Warner Cable, Inc.	700,000	69,377
Virgin Media, Inc. (d)	1,686,600	55,219
		156,403
Specialty Retail - 1.3%
Foot Locker, Inc.	600,000	20,100
Guess?, Inc.	300,000	7,434
Home Depot, Inc.	1,000,000	61,380
		88,914
Textiles, Apparel & Luxury Goods - 2.9%
G-III Apparel Group Ltd. (a)	500,000	18,480
Iconix Brand Group, Inc. (a)	500,000	9,255
PVH Corp.	1,560,202	171,607
		199,342
TOTAL CONSUMER DISCRETIONARY		718,908
CONSUMER STAPLES - 10.7%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	971,457	81,244
Coca-Cola Enterprises, Inc.	200,000	6,288
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,900,000	137,826
		225,358
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 4.6%
CVS Caremark Corp.	4,000,000	$ 185,600
Kroger Co.	2,400,000	60,528
Wal-Mart Stores, Inc.	948,700	71,171
		317,299
Food Products - 0.9%
Dean Foods Co. (a)	450,000	7,578
The J.M. Smucker Co.	500,000	42,820
Tyson Foods, Inc. Class A	450,000	7,565
		57,963
Tobacco - 1.9%
Imperial Tobacco Group PLC	2,600,000	98,181
Japan Tobacco, Inc.	1,200,000	33,160
		131,341
TOTAL CONSUMER STAPLES		731,961
ENERGY - 10.3%
Energy Equipment & Services - 0.8%
Ensco PLC Class A	300,000	17,346
Exterran Holdings, Inc. (a)	400,000	7,992
Helix Energy Solutions Group, Inc. (a)	400,000	6,916
Oil States International, Inc. (a)	100,000	7,310
Transocean Ltd. (United States)	400,000	18,276
		57,840
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp.	1,894,900	208,837
Exxon Mobil Corp.	1,361,500	124,128
Marathon Petroleum Corp.	2,485,600	136,534
Phillips 66	3,400,000	160,344
Royal Dutch Shell PLC Class A sponsored ADR	300,000	20,544
		650,387
TOTAL ENERGY		708,227
FINANCIALS - 14.5%
Commercial Banks - 1.0%
Wells Fargo & Co.	2,010,300	67,727
Consumer Finance - 2.1%
Discover Financial Services	3,500,000	143,500
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 6.9%
Citigroup, Inc.	5,900,000	$ 220,601
JPMorgan Chase & Co.	6,200,000	258,413
		479,014
Insurance - 4.1%
Allied World Assurance Co. Holdings Ltd.	100,000	8,030
American International Group, Inc. (a)	600,000	20,958
Assured Guaranty Ltd.	1,040,702	14,455
Lincoln National Corp.	900,000	22,311
MetLife, Inc.	4,400,000	156,156
Montpelier Re Holdings Ltd.	233,235	5,334
The Travelers Companies, Inc.	790,157	56,054
		283,298
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	225,000	25,538
TOTAL FINANCIALS		999,077
HEALTH CARE - 12.0%
Biotechnology - 4.4%
Amgen, Inc.	2,724,000	235,749
Gilead Sciences, Inc. (a)	600,000	40,296
Spectrum Pharmaceuticals, Inc. (a)(d)	2,388,000	26,650
Threshold Pharmaceuticals, Inc. (a)	761,120	3,128
		305,823
Health Care Equipment & Supplies - 1.0%
The Cooper Companies, Inc.	400,000	38,392
Zimmer Holdings, Inc.	500,000	32,105
		70,497
Health Care Providers & Services - 1.9%
Community Health Systems, Inc. (a)	1,910,000	52,372
UnitedHealth Group, Inc.	1,200,000	67,200
Universal Health Services, Inc. Class B	200,000	8,278
		127,850
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (a)	500,000	18,660
Pharmaceuticals - 4.4%
Merck & Co., Inc.	1,200,000	54,756
Mylan, Inc. (a)	1,400,000	35,476
Sanofi SA sponsored ADR	3,400,000	149,090
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC	1,600,224	$ 18,531
Watson Pharmaceuticals, Inc. (a)	500,000	42,975
		300,828
TOTAL HEALTH CARE		823,658
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.2%
Textron, Inc.	6,050,000	152,521
Airlines - 0.1%
US Airways Group, Inc. (a)	324,231	3,949
Building Products - 0.3%
A.O. Smith Corp.	200,000	12,154
Owens Corning (a)	343,651	11,543
		23,697
Commercial Services & Supplies - 0.5%
Republic Services, Inc.	1,300,000	36,855
Construction & Engineering - 0.7%
Fluor Corp.	500,000	27,925
MasTec, Inc. (a)	850,500	19,187
		47,112
Industrial Conglomerates - 3.7%
General Electric Co.	12,000,000	252,720
Machinery - 1.7%
Ingersoll-Rand PLC	800,000	37,624
Lincoln Electric Holdings, Inc.	200,000	8,674
Manitowoc Co., Inc.	1,200,000	17,100
Oshkosh Truck Corp. (a)	150,000	4,497
Pentair Ltd.	550,000	23,232
Terex Corp. (a)	1,250,000	28,188
		119,315
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	1,386,100	17,271
TOTAL INDUSTRIALS		653,440
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	14,074,600	74,595
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 4.8%
Apple, Inc.	400,000	$ 238,040
Hewlett-Packard Co.	4,096,372	56,735
Lexmark International, Inc. Class A (d)	1,800,000	38,268
		333,043
Internet Software & Services - 0.7%
Demand Media, Inc. (a)	600,000	5,118
Facebook, Inc. Class B (a)(e)	493,371	9,376
Google, Inc. Class A (a)	50,000	33,989
		48,483
IT Services - 4.5%
Accenture PLC Class A	800,000	53,928
Acxiom Corp. (a)	400,000	7,300
Alliance Data Systems Corp. (a)(d)	500,000	71,525
Fidelity National Information Services, Inc.	1,000,000	32,870
Heartland Payment Systems, Inc.	127,266	3,319
IBM Corp.	500,000	97,265
Teradata Corp. (a)	658,405	44,976
		311,183
Semiconductors & Semiconductor Equipment - 1.5%
GT Advanced Technologies, Inc. (a)(d)	4,000,000	17,360
Samsung Electronics Co. Ltd.	69,320	83,287
		100,647
Software - 6.1%
BMC Software, Inc. (a)	400,000	16,280
Microsoft Corp.	7,589,902	216,578
Oracle Corp.	5,924,580	183,958
Parametric Technology Corp. (a)	158,147	3,191
		420,007
TOTAL INFORMATION TECHNOLOGY		1,287,958
MATERIALS - 3.2%
Chemicals - 2.4%
Ashland, Inc.	100,000	7,115
CF Industries Holdings, Inc.	307,700	63,137
Chemtura Corp. (a)	400,000	6,372
Eastman Chemical Co.	400,000	23,696
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Huntsman Corp.	1,000,000	$ 15,040
LyondellBasell Industries NV Class A	900,000	48,051
		163,411
Containers & Packaging - 0.8%
Rock-Tenn Co. Class A	800,000	58,552
TOTAL MATERIALS		221,963
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	1,925,485	73,900
Nippon Telegraph & Telephone Corp. sponsored ADR	712,500	16,259
		90,159
Wireless Telecommunication Services - 1.6%
MetroPCS Communications, Inc. (a)	3,200,000	32,672
NTT DoCoMo, Inc. sponsored ADR	300,000	4,320
Vodafone Group PLC sponsored ADR	2,532,300	68,929
		105,921
TOTAL TELECOMMUNICATION SERVICES		196,080
UTILITIES - 3.5%
Electric Utilities - 2.9%
Edison International	1,800,000	84,492
ITC Holdings Corp.	100,000	7,962
Pinnacle West Capital Corp.	600,000	31,782
PNM Resources, Inc.	3,577,376	79,275
		203,511
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	1,000,000	17,600
The AES Corp.	2,170,962	22,687
		40,287
TOTAL UTILITIES		243,798
TOTAL COMMON STOCKS (Cost $6,328,862)		6,585,070
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $30,771)	160,700	$ 33,243
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.19% (b)	89,195,522	89,196
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	67,915,575	67,916
TOTAL MONEY MARKET FUNDS (Cost $157,112)		157,112
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $6,516,745)		6,775,425
NET OTHER ASSETS (LIABILITIES) - 1.4%		95,943
NET ASSETS - 100%		$ 6,871,368
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,376,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 204
Fidelity Securities Lending Cash Central Fund	1,322
Total	$ 1,526
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
El Paso Electric Co.	$ 66,943	$ -	$ 63,483	$ 920	$ -
Spectrum Pharmaceuticals, Inc.	-	53,316	18,483	-	-
Total	$ 66,943	$ 53,316	$ 81,966	$ 920	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 752,151	$ 752,151	$ -	$ -
Consumer Staples	731,961	650,717	81,244	-
Energy	708,227	708,227	-	-
Financials	999,077	999,077	-	-
Health Care	823,658	823,658	-	-
Industrials	653,440	653,440	-	-
Information Technology	1,287,958	1,278,582	9,376	-
Materials	221,963	221,963	-	-
Telecommunication Services	196,080	196,080	-	-
Utilities	243,798	243,798	-	-
Money Market Funds	157,112	157,112	-	-
Total Investments in Securities:	$ 6,775,425	$ 6,684,805	$ 90,620	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 231,932
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.8%
United Kingdom	2.9%
France	2.2%
Ireland	1.6%
Korea (South)	1.2%
Belgium	1.2%
Japan	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $64,532) - See accompanying schedule: Unaffiliated issuers (cost $6,359,633)	$ 6,618,313
Fidelity Central Funds (cost $157,112)	157,112
Total Investments (cost $6,516,745)		$ 6,775,425
Receivable for investments sold		282,519
Receivable for fund shares sold		3,980
Dividends receivable		3,538
Distributions receivable from Fidelity Central Funds		61
Other receivables		664
Total assets		7,066,187

Liabilities
Payable for investments purchased	$ 116,776
Payable for fund shares redeemed	7,438
Accrued management fee	1,548
Other affiliated payables	758
Other payables and accrued expenses	383
Collateral on securities loaned, at value	67,916
Total liabilities		194,819

Net Assets		$ 6,871,368
Net Assets consist of:
Paid in capital		$ 7,997,907
Undistributed net investment income		105,140
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,490,354)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		258,675
Net Assets		$ 6,871,368

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($3,947,708 ÷ 161,321.6 shares)	$ 24.47

Class K: Net Asset Value, offering price and redemption price per share ($131,187 ÷ 5,357.5 shares)	$ 24.49

Class F: Net Asset Value, offering price and redemption price per share ($2,792,473 ÷ 114,095.4 shares)	$ 24.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Dividends (including $920 earned from other affiliated issuers)		$ 188,814
Interest		7
Income from Fidelity Central Funds		1,526
Total income		190,347

Expenses
Management fee Basic fee	$ 47,456
Performance adjustment	(20,696)
Transfer agent fees	11,021
Accounting and security lending fees	1,243
Custodian fees and expenses	210
Independent trustees' compensation	58
Registration fees	48
Audit	81
Legal	39
Interest	4
Miscellaneous	101
Total expenses before reductions	39,565
Expense reductions	(1,200)	38,365
Net investment income (loss)		151,982
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	771,049
Other affiliated issuers	(5,239)
Foreign currency transactions	(1,444)
Futures contracts	343
Total net realized gain (loss)		764,709
Change in net unrealized appreciation (depreciation) on: Investment securities	252,449
Assets and liabilities in foreign currencies	101
Total change in net unrealized appreciation (depreciation)		252,550
Net gain (loss)		1,017,259
Net increase (decrease) in net assets resulting from operations		$ 1,169,241

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 151,982	$ 134,929
Net realized gain (loss)	764,709	674,729
Change in net unrealized appreciation (depreciation)	252,550	(592,538)
Net increase (decrease) in net assets resulting from operations	1,169,241	217,120
Distributions to shareholders from net investment income	(149,685)	(105,872)
Share transactions - net increase (decrease)	(4,169,470)	(532,409)
Total increase (decrease) in net assets	(3,149,914)	(421,161)

Net Assets
Beginning of period	10,021,282	10,442,443
End of period (including undistributed net investment income of $105,140 and undistributed net investment income of $102,810, respectively)	$ 6,871,368	$ 10,021,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Disciplined Equity

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37
Income from Investment Operations
Net investment income (loss) B	.40	.28	.18	.24	.29
Net realized and unrealized gain (loss)	2.59	.05	1.99	.96	(12.19)
Total from investment operations	2.99	.33	2.17	1.20	(11.90)
Distributions from net investment income	(.31)	(.21)	(.22)	(.26)	(.26)
Distributions from net realized gain	-	-	-	-	(2.43)
Total distributions	(.31)	(.21)	(.22)	(.26)	(2.69)
Net asset value, end of period	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78
Total Return A	13.95%	1.51%	11.05%	6.64%	(38.68)%
Ratios to Average Net Assets C,E
Expenses before reductions	.54%	.59%	.70%	.84%	.87%
Expenses net of fee waivers, if any	.54%	.59%	.70%	.84%	.87%
Expenses net of all reductions	.52%	.58%	.68%	.83%	.87%
Net investment income (loss)	1.72%	1.22%	.85%	1.37%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 3,948	$ 7,233	$ 8,943	$ 10,530	$ 9,804
Portfolio turnover rate D	147%	153%	146%	200%	186%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.43	.31	.22	.28	.12
Net realized and unrealized gain (loss)	2.60	.06	1.99	.96	(8.71)
Total from investment operations	3.03	.37	2.21	1.24	(8.59)
Distributions from net investment income	(.35)	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Total Return B,C	14.14%	1.68%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.39%	.43%	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.39%	.43%	.52%	.61%	.71% A
Expenses net of all reductions	.37%	.42%	.51%	.60%	.71% A
Net investment income (loss)	1.87%	1.38%	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 95	$ 141	$ 184	$ 49
Portfolio turnover rate F	147%	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended October 31,	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.80	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.44	.32	.22	.02
Net realized and unrealized gain (loss)	2.60	.05	2.00	2.20
Total from investment operations	3.04	.37	2.22	2.22
Distributions from net investment income	(.37)	(.26)	(.27)	-
Net asset value, end of period	$ 24.47	$ 21.80	$ 21.69	$ 19.74
Total Return B,C	14.18%	1.70%	11.31%	12.67%
Ratios to Average Net Assets E,H
Expenses before reductions	.34%	.38%	.47%	.50% A
Expenses net of fee waivers, if any	.34%	.38%	.47%	.50% A
Expenses net of all reductions	.32%	.37%	.45%	.49% A
Net investment income (loss)	1.92%	1.43%	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,792	$ 2,693	$ 1,359	$ 75
Portfolio turnover rate F	147%	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 516,748
Gross unrealized depreciation	(267,000)
Net unrealized appreciation (depreciation) on securities and other investments	$ 249,748

Tax Cost	$ 6,525,677

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 105,407
Capital loss carryforward	$ (1,481,421)
Net unrealized appreciation (depreciation)	$ 249,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,481,421)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 149,685	$ 105,872

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $343 related to its investment in futures contracts. This amount is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,207,964 and $16,447,517, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K and Class F. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Disciplined Equity	$ 10,958.20
Class K	63.05
	$ 11,021

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $270 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 27,056.38%		$ 4

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,127. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,322, including $11 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,200 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Disciplined Equity	$ 100,145	$ 86,646
Class K	1,554	1,698
Class F	47,986	17,528
Total	$ 149,685	$ 105,872

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Disciplined Equity
Shares sold	11,526	41,487	$ 264,379	$ 933,066
Reinvestment of distributions	4,640	3,881	99,208	85,889
Shares redeemed	(186,807)	(126,148)	(4,297,497)	(2,865,193)
Net increase (decrease)	(170,641)	(80,780)	$ (3,933,910)	$ (1,846,238)
Class K
Shares sold	3,039	2,553	$ 69,662	$ 58,670
Reinvestment of distributions	73	77	1,554	1,698
Shares redeemed	(2,124)	(4,762)	(49,699)	(109,108)
Net increase (decrease)	988	(2,132)	$ 21,517	$ (48,740)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class F
Shares sold	60,590	75,199	$ 1,374,571	$ 1,686,077
Reinvestment of distributions	2,248	793	47,986	17,528
Shares redeemed	(72,255)	(15,144)	(1,679,634)	(341,036)
Net increase (decrease)	(9,417)	60,848	$ (257,077)	$ 1,362,569

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 81% of the total outstanding shares of the Fund.

Effective after the close of business on December 7, 2012, 182,076 shares of the Fund held by the Freedom Funds were redeemed for cash and securities, with a value of $4,434,339. The Freedom Funds' ownership in the Fund was reduced to 47%. The Fund did not recognize gain or loss for federal income tax purposes.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Disciplined Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Disciplined Equity Fund (a fund of Fidelity Capital Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Disciplined Equity Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class K designates 91% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 100% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Class K and the retail class show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Disciplined Equity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longest performance record) was in the third quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group and benchmark. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Disciplined Equity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FDE-K-UANN-1212
1.863074.104

Fidelity®

Focused Stock

Fund

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Focused Stock Fund	12.03%	2.60%	9.27%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Focused Stock Fund on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow and the S&P® achieving their best marks since 2007, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Stephen DuFour, Portfolio Manager of Fidelity® Focused Stock Fund: For the year, the fund returned 12.03%, lagging the S&P 500®. The fund's focus on attractively priced stocks with faster earnings growth than the market hurt relative performance early in the period, when investors favored slower-growth, large-cap companies with strong balance sheets and high dividend yields. My sector allocation detracted, as did security selection within energy, industrials, financials and health care. Individual disappointments included untimely ownership of energy processing and pipeline company Keyera early in the period, when its shares were pressured by the warm winter and low natural gas prices. In industrials, the stock of Polypore International, which makes equipment used to manufacture batteries for electric vehicles, declined early on as safety issues and high costs hindered adoption rates for the batteries. Keyera and Polypore were not in the index and were not held at period end. By contrast, security selection was strong within consumer discretionary and the hardware/equipment segment of information technology. Top individual contributors included card processor MasterCard, whose shares rallied as more people worldwide paid with plastic, and homebuilder PulteGroup.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	.94%	$ 1,000.00	$ 993.60	$ 4.71
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.41	$ 4.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
MasterCard, Inc. Class A	6.1	6.8
American Tower Corp.	4.0	2.1
Pioneer Natural Resources Co.	3.6	3.2
Amgen, Inc.	3.3	1.4
Phillips 66	3.2	0.0
Comcast Corp. Class A	3.1	0.7
Gilead Sciences, Inc.	3.1	0.6
eBay, Inc.	3.1	0.0
Discovery Communications, Inc.	3.0	0.9
Wal-Mart Stores, Inc.	3.0	0.0
	35.5
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	12.5
Health Care	16.3	9.8
Information Technology	15.4	31.0
Consumer Discretionary	14.6	16.8
Energy	13.4	8.8
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Stocks 95.9%		Stocks 99.4%
	Short-Term Investments and Net Other Assets (Liabilities) 4.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	4.7%	** Foreign investments	1.8%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Household Durables - 1.7%
PulteGroup, Inc. (a)	529,000	$ 9,172,860
Media - 6.3%
Comcast Corp. Class A	458,800	17,209,588
Discovery Communications, Inc. (a)	282,000	16,643,640
Sirius XM Radio, Inc. (a)	337,000	943,600
		34,796,828
Specialty Retail - 5.8%
Cabela's, Inc. Class A (a)	260,100	11,655,081
Home Depot, Inc.	152,000	9,329,760
TJX Companies, Inc.	260,300	10,836,289
		31,821,130
Textiles, Apparel & Luxury Goods - 0.8%
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	80,699	4,217,330
TOTAL CONSUMER DISCRETIONARY		80,008,148
CONSUMER STAPLES - 5.6%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	64,000	5,352,394
Constellation Brands, Inc. Class A (sub. vtg.) (a)	77,000	2,721,180
		8,073,574
Food & Staples Retailing - 3.0%
Wal-Mart Stores, Inc.	220,000	16,504,400
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	102,500	6,316,050
TOTAL CONSUMER STAPLES		30,894,024
ENERGY - 13.4%
Oil, Gas & Consumable Fuels - 13.4%
Cabot Oil & Gas Corp.	279,000	13,107,420
James River Coal Co. (a)(d)	335,000	1,678,350
Marathon Petroleum Corp.	75,000	4,119,750
Noble Energy, Inc.	118,771	11,284,433
Peabody Energy Corp.	212,000	5,914,800
Phillips 66	372,000	17,543,520
Pioneer Natural Resources Co.	185,900	19,640,335
		73,288,608
Common Stocks - continued
	Shares	Value
FINANCIALS - 18.8%
Capital Markets - 0.7%
UBS AG (NY Shares)	260,000	$ 3,905,200
Commercial Banks - 2.7%
M&T Bank Corp.	73,000	7,599,300
Wells Fargo & Co.	214,000	7,209,660
		14,808,960
Consumer Finance - 3.6%
Capital One Financial Corp.	167,000	10,048,390
Discover Financial Services	238,500	9,778,500
		19,826,890
Diversified Financial Services - 2.1%
Citigroup, Inc.	309,000	11,553,510
Insurance - 5.1%
American International Group, Inc. (a)	344,000	12,015,920
Berkshire Hathaway, Inc. Class B (a)	105,000	9,066,750
The Travelers Companies, Inc.	97,000	6,881,180
		27,963,850
Real Estate Investment Trusts - 4.0%
American Tower Corp.	288,000	21,683,520
Real Estate Management & Development - 0.6%
Realogy Holdings Corp.	100,800	3,582,432
TOTAL FINANCIALS		103,324,362
HEALTH CARE - 16.3%
Biotechnology - 8.2%
Amgen, Inc.	212,000	18,347,540
Gilead Sciences, Inc. (a)	255,000	17,125,800
Onyx Pharmaceuticals, Inc. (a)	124,000	9,716,640
		45,189,980
Health Care Equipment & Supplies - 0.7%
The Cooper Companies, Inc.	39,200	3,762,416
Health Care Providers & Services - 0.7%
Catamaran Corp. (a)	77,000	3,615,820
Pharmaceuticals - 6.7%
Abbott Laboratories	186,000	12,186,720
Johnson & Johnson	121,000	8,569,220
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	148,000	$ 6,753,240
Pfizer, Inc.	362,000	9,002,940
		36,512,120
TOTAL HEALTH CARE		89,080,336
INDUSTRIALS - 10.0%
Industrial Conglomerates - 3.0%
General Electric Co.	773,000	16,279,380
Road & Rail - 6.1%
Canadian Pacific	107,000	9,843,464
J.B. Hunt Transport Services, Inc.	173,900	10,207,930
Union Pacific Corp.	110,000	13,533,300
		33,584,694
Trading Companies & Distributors - 0.9%
United Rentals, Inc. (a)	120,000	4,879,200
TOTAL INDUSTRIALS		54,743,274
INFORMATION TECHNOLOGY - 15.4%
Computers & Peripherals - 2.9%
Apple, Inc.	26,700	15,889,170
Internet Software & Services - 3.4%
eBay, Inc. (a)	349,600	16,882,184
Facebook, Inc. Class A (d)	82,000	1,731,430
		18,613,614
IT Services - 6.6%
Accenture PLC Class A	42,000	2,831,220
MasterCard, Inc. Class A	72,200	33,279,145
		36,110,365
Software - 2.5%
salesforce.com, Inc. (a)	90,700	13,240,386
Workday, Inc.	8,000	388,000
		13,628,386
TOTAL INFORMATION TECHNOLOGY		84,241,535
Common Stocks - continued
	Shares	Value
MATERIALS - 1.0%
Chemicals - 0.3%
Georgia Gulf Corp. (d)	50,913	$ 1,801,811
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	95,000	3,693,600
TOTAL MATERIALS		5,495,411
UTILITIES - 0.8%
Multi-Utilities - 0.8%
Sempra Energy	63,200	4,408,200
TOTAL COMMON STOCKS (Cost $476,147,037)		525,483,898
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.19% (b)	27,899,793	27,899,793
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	7,205,849	7,205,849
TOTAL MONEY MARKET FUNDS (Cost $35,105,642)		35,105,642
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $511,252,679)		560,589,540
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(12,605,598)
NET ASSETS - 100%		$ 547,983,942
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,166
Fidelity Securities Lending Cash Central Fund	61,400
Total	$ 70,566
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 80,008,148	$ 80,008,148	$ -	$ -
Consumer Staples	30,894,024	25,541,630	5,352,394	-
Energy	73,288,608	73,288,608	-	-
Financials	103,324,362	103,324,362	-	-
Health Care	89,080,336	89,080,336	-	-
Industrials	54,743,274	54,743,274	-	-
Information Technology	84,241,535	84,241,535	-	-
Materials	5,495,411	5,495,411	-	-
Utilities	4,408,200	4,408,200	-	-
Money Market Funds	35,105,642	35,105,642	-	-
Total Investments in Securities:	$ 560,589,540	$ 555,237,146	$ 5,352,394	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $6,861,253) - See accompanying schedule: Unaffiliated issuers (cost $476,147,037)	$ 525,483,898
Fidelity Central Funds (cost $35,105,642)	35,105,642
Total Investments (cost $511,252,679)		$ 560,589,540
Cash		281,862
Receivable for investments sold		3,892,137
Receivable for fund shares sold		1,430,925
Dividends receivable		289,169
Distributions receivable from Fidelity Central Funds		23,235
Other receivables		12,725
Total assets		566,519,593

Liabilities
Payable for investments purchased	$ 10,062,729
Payable for fund shares redeemed	801,588
Accrued management fee	310,082
Other affiliated payables	115,912
Other payables and accrued expenses	39,491
Collateral on securities loaned, at value	7,205,849
Total liabilities		18,535,651

Net Assets		$ 547,983,942
Net Assets consist of:
Paid in capital		$ 470,956,044
Undistributed net investment income		624,418
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		27,066,403
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,337,077
Net Assets, for 35,060,004 shares outstanding		$ 547,983,942
Net Asset Value, offering price and redemption price per share ($547,983,942 ÷ 35,060,004 shares)		$ 15.63

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended October 31, 2012

Investment Income
Dividends		$ 6,157,485
Interest		19
Income from Fidelity Central Funds		70,566
Total income		6,228,070

Expenses
Management fee Basic fee	$ 2,934,580
Performance adjustment	442,316
Transfer agent fees	1,181,710
Accounting and security lending fees	202,990
Custodian fees and expenses	41,452
Independent trustees' compensation	3,488
Registration fees	45,801
Audit	40,364
Legal	1,897
Interest	48
Miscellaneous	6,346
Total expenses before reductions	4,900,992
Expense reductions	(44,372)	4,856,620
Net investment income (loss)		1,371,450
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	59,762,746
Foreign currency transactions	9,937
Total net realized gain (loss)		59,772,683
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,335,145)
Assets and liabilities in foreign currencies	(75)
Total change in net unrealized appreciation (depreciation)		(2,335,220)
Net gain (loss)		57,437,463
Net increase (decrease) in net assets resulting from operations		$ 58,808,913

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,371,450	$ 115,924
Net realized gain (loss)	59,772,683	(21,573,716)
Change in net unrealized appreciation (depreciation)	(2,335,220)	27,268,453
Net increase (decrease) in net assets resulting from operations	58,808,913	5,810,661
Distributions to shareholders from net investment income	(745,356)	-
Share transactions Proceeds from sales of shares	203,651,987	637,822,609
Reinvestment of distributions	711,323	-
Cost of shares redeemed	(332,168,331)	(173,576,728)
Net increase (decrease) in net assets resulting from share transactions	(127,805,021)	464,245,881
Total increase (decrease) in net assets	(69,741,464)	470,056,542

Net Assets
Beginning of period	617,725,406	147,668,864
End of period (including undistributed net investment income of $624,418 and undistributed net investment income of $0, respectively)	$ 547,983,942	$ 617,725,406
Other Information Shares
Sold	13,682,045	44,763,038
Issued in reinvestment of distributions	51,959	-
Redeemed	(22,905,622)	(12,450,034)
Net increase (decrease)	(9,171,618)	32,313,004

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 12.39	$ 10.17	$ 9.82	$ 15.35
Income from Investment Operations
Net investment income (loss)B	.04	-F	(.03)	.06	.09
Net realized and unrealized gain (loss)	1.64	1.58	2.31	.36	(4.27)
Total from investment operations	1.68	1.58	2.28	.42	(4.18)
Distributions from net investment income	(.02)	-	(.06)	(.07)	(.06)
Distributions from net realized gain	-	-	-	-	(1.29)
Total distributions	(.02)	-	(.06)	(.07)	(1.35)
Net asset value, end of period	$ 15.63	$ 13.97	$ 12.39	$ 10.17	$ 9.82
Total ReturnA	12.03%	12.75%	22.44%	4.39%	(29.58)%
Ratios to Average Net AssetsC,E
Expenses before reductions	.93%	.93%	1.11%	1.09%	1.20%
Expenses net of fee waivers, if any	.93%	.93%	1.00%	1.00%	1.00%
Expenses net of all reductions	.92%	.92%	1.00%	.99%	.99%
Net investment income (loss)	.26%	.03%	(.26)%	.63%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 547,984	$ 617,725	$ 147,669	$ 122,780	$ 96,870
Portfolio turnover rateD	279%	277%	275%	363%	491%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Fidelity Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 54,551,847
Gross unrealized depreciation	(8,103,479)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,448,368

Tax Cost	$ 514,141,172

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,014,711
Undistributed long-term capital gain	$ 27,564,603
Net unrealized appreciation (depreciation)	$ 46,448,584

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 745,356	$ -

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,466,969,724 and $1,616,051,761, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $50,629 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,240,000.33%		$ 48

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,467 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Annual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,400, including $1,552 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $44,360 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $12.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Focused Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused Stock Fund (a fund of Fidelity Capital Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Focused Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 11, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Focused Stock Fund voted to pay on December 10, 2012, to shareholders of record at the opening of business on December 07, 2012, a distribution of $.790 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.029 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2012, $27,564,603, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Focused Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Focused Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TQG-UANN-1212
1.784778.109

Fidelity®

Stock Selector Small Cap
Fund

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Stock Selector Small Cap Fund	8.86%	-1.95%	7.53%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Stock Selector Small Cap Fund, a class of the fund, on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow achieving its best mark since 2007, the S&P® rising to its highest level since 2008, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Morgen Peck, Co-Portfolio Manager of Fidelity® Stock Selector Small Cap Fund, and Eirene Kontopoulos, who became a Co-Portfolio Manager of the fund, overseeing its health care sleeve, on April 2, 2012: For the year, the fund's Retail Class shares gained 8.86%, versus 12.08% for the Russell 2000® Index. On a sector basis, stock selection in consumer discretionary and financials hurt the most. In terms of individual stocks, two technology names - Quantum, a provider of data storage solutions, and Super Micro Computer, a maker of specialized servers - delivered the biggest blow. Trading firm Knight Capital Group and premium mattress maker Tempur-Pedic International also notably detracted. Conversely, we had some strong picks in the lagging energy sector and also benefited from our choices in health care. Software/services firm Web.com Group was the top contributor, while biotechnology firm Infinity Pharmaceuticals and Canadian discount store operator Dollarama also helped. Some stocks mentioned were not in the index and/or were sold from the fund by period end.

_________________________________________________

Note to shareholders: On February 1, 2012, Anmol Mehra became a Co-Portfolio Manager of the fund, responsible for the consumer discretionary and consumer staples sleeves.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	1.32%
Actual		$ 1,000.00	$ 985.30	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.70
Class T	1.57%
Actual		$ 1,000.00	$ 984.10	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.24	$ 7.96
Class B	2.07%
Actual		$ 1,000.00	$ 982.20	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.48
Class C	2.08%
Actual		$ 1,000.00	$ 981.70	$ 10.36
Hypothetical A		$ 1,000.00	$ 1,014.68	$ 10.53
Stock Selector Small Cap	1.01%
Actual		$ 1,000.00	$ 986.90	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.13
Institutional Class	1.03%
Actual		$ 1,000.00	$ 987.00	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
National Retail Properties, Inc.	1.1	1.2
Glimcher Realty Trust	1.1	1.1
Colonial Properties Trust (SBI)	1.1	1.1
Ramco-Gershenson Properties Trust (SBI)	1.0	1.0
National Penn Bancshares, Inc.	1.0	0.9
Teledyne Technologies, Inc.	1.0	1.0
American Assets Trust, Inc.	1.0	1.0
Home Properties, Inc.	1.0	1.2
UMB Financial Corp.	0.9	0.0
Waddell & Reed Financial, Inc. Class A	0.9	0.9
	10.1
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	22.0
Information Technology	16.9	16.8
Industrials	15.0	15.2
Consumer Discretionary	14.1	13.1
Health Care	11.6	11.2
Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Stocks 97.6%		Stocks and Equity Futures 96.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	7.5%	** Foreign investments	8.6%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.2%
Gentex Corp.	381,850	$ 6,575
Tenneco, Inc. (a)	322,984	9,867
		16,442
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	184,300	6,091
Life Time Fitness, Inc. (a)	225,501	10,123
Wyndham Worldwide Corp.	117,415	5,918
		22,132
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	358,810	10,553
Skullcandy, Inc. (a)(d)	486,754	5,895
		16,448
Internet & Catalog Retail - 0.5%
HSN, Inc.	141,093	7,340
Media - 1.5%
Cinemark Holdings, Inc.	356,867	8,811
John Wiley & Sons, Inc. Class A	176,903	7,674
MDC Partners, Inc. Class A (sub. vtg.)	367,900	4,161
		20,646
Multiline Retail - 0.9%
Dollarama, Inc.	183,634	11,600
Specialty Retail - 5.0%
Ascena Retail Group, Inc. (a)	558,460	11,058
Conn's, Inc. (a)	346,427	8,775
DSW, Inc. Class A	164,502	10,296
Express, Inc. (a)	406,517	4,525
GameStop Corp. Class A (d)	339,800	7,758
Jos. A. Bank Clothiers, Inc. (a)	191,325	8,952
Shoe Carnival, Inc.	252,822	5,911
Signet Jewelers Ltd.	197,810	10,239
		67,514
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc. (a)	245,935	8,231
PVH Corp.	99,300	10,922
Steven Madden Ltd. (a)	244,338	10,487
		29,640
TOTAL CONSUMER DISCRETIONARY		191,762
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	48,417	$ 2,496
Fresh Market, Inc. (a)	100,414	5,694
Susser Holdings Corp. (a)	156,820	5,636
United Natural Foods, Inc. (a)	139,645	7,435
		21,261
Food Products - 1.3%
Calavo Growers, Inc.	160,073	3,779
Fresh Del Monte Produce, Inc.	199,593	5,024
Green Mountain Coffee Roasters, Inc. (a)(d)	125,203	3,025
Post Holdings, Inc. (a)	184,052	5,807
		17,635
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	79,753	3,628
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	149,416	7,049
TOTAL CONSUMER STAPLES		49,573
ENERGY - 6.2%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	159,600	7,629
Total Energy Services, Inc.	429,700	6,518
		14,147
Oil, Gas & Consumable Fuels - 5.1%
Atlas Pipeline Partners, LP	264,304	9,351
Berry Petroleum Co. Class A	241,400	9,296
Cloud Peak Energy, Inc. (a)	446,500	9,421
Energen Corp.	46,062	2,149
PDC Energy, Inc. (a)	352,201	10,661
Stone Energy Corp. (a)	363,900	8,584
Targa Resources Corp.	225,500	11,485
Western Refining, Inc.	347,340	8,638
		69,585
TOTAL ENERGY		83,732
FINANCIALS - 21.4%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	57,800	7,312
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	676,711	$ 8,412
Waddell & Reed Financial, Inc. Class A	381,159	12,704
		28,428
Commercial Banks - 7.2%
Associated Banc-Corp.	826,123	10,649
BancFirst Corp.	156,700	6,889
Bank of the Ozarks, Inc.	346,400	11,341
BBCN Bancorp, Inc.	836,786	9,983
Bridge Capital Holdings (a)	335,523	5,016
Cathay General Bancorp	367,236	6,496
City National Corp.	216,413	11,059
National Penn Bancshares, Inc.	1,500,298	13,398
PacWest Bancorp	416,975	9,382
UMB Financial Corp.	288,200	12,834
		97,047
Insurance - 3.3%
Allied World Assurance Co. Holdings Ltd.	156,400	12,559
Alterra Capital Holdings Ltd.	433,215	10,583
Amerisafe, Inc. (a)	417,800	10,967
ProAssurance Corp.	121,792	10,888
		44,997
Real Estate Investment Trusts - 8.0%
American Assets Trust, Inc.	486,000	13,205
Colonial Properties Trust (SBI)	670,753	14,508
DCT Industrial Trust, Inc.	1,941,500	12,523
Glimcher Realty Trust	1,370,840	14,627
Highwoods Properties, Inc. (SBI)	368,100	11,871
Home Properties, Inc.	212,392	12,911
National Retail Properties, Inc.	467,200	14,798
Ramco-Gershenson Properties Trust (SBI)	1,077,250	13,961
		108,404
Thrifts & Mortgage Finance - 0.8%
Washington Federal, Inc.	663,030	11,126
TOTAL FINANCIALS		290,002
HEALTH CARE - 11.5%
Biotechnology - 5.2%
Achillion Pharmaceuticals, Inc. (a)	517,654	4,887
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
ARIAD Pharmaceuticals, Inc. (a)	169,704	$ 3,657
BioMarin Pharmaceutical, Inc. (a)	80,856	2,995
Discovery Laboratories, Inc. (a)	1,024,176	2,468
Dynavax Technologies Corp. (a)	1,211,510	5,016
Infinity Pharmaceuticals, Inc. (a)(d)	199,867	4,475
Insmed, Inc. (a)	485,871	3,105
Isis Pharmaceuticals, Inc. (a)	431,728	3,734
Medivation, Inc. (a)	74,586	3,813
Merrimack Pharmaceuticals, Inc. (d)	497,634	3,075
Novavax, Inc. (a)	2,011,387	4,224
OncoGenex Pharmaceuticals, Inc. (a)	223,329	2,769
Pharmacyclics, Inc. (a)	62,252	3,802
Rigel Pharmaceuticals, Inc. (a)	323,900	2,886
Synageva BioPharma Corp. (a)	93,784	3,965
Targacept, Inc. (a)	628,317	2,564
Theravance, Inc. (a)	233,569	5,258
Threshold Pharmaceuticals, Inc. (a)	527,069	2,166
Tranzyme, Inc. (a)	492,471	2,088
XOMA Corp. (a)(d)	1,265,859	3,468
		70,415
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	296,222	7,874
Analogic Corp.	35,251	2,597
Cerus Corp. (a)(d)	1,295,355	4,029
Conceptus, Inc. (a)	245,736	4,630
ICU Medical, Inc. (a)	115,989	6,882
Natus Medical, Inc. (a)	239,290	2,704
Sirona Dental Systems, Inc. (a)	56,233	3,220
		31,936
Health Care Providers & Services - 1.6%
BioScrip, Inc. (a)	431,655	3,976
Corvel Corp. (a)	68,370	2,908
Humana, Inc.	55,228	4,102
Magellan Health Services, Inc. (a)	53,413	2,679
MEDNAX, Inc. (a)	62,355	4,301
Team Health Holdings, Inc. (a)	162,798	4,332
		22,298
Health Care Technology - 1.1%
Epocrates, Inc. (a)	512,834	5,016
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - continued
MedAssets, Inc. (a)	182,300	$ 3,232
Medidata Solutions, Inc. (a)	156,365	6,570
		14,818
Life Sciences Tools & Services - 0.3%
Luminex Corp. (a)	223,003	3,586
Pharmaceuticals - 1.0%
Biodelivery Sciences International, Inc. (a)(d)	713,623	3,647
ViroPharma, Inc. (a)	233,122	5,886
XenoPort, Inc. (a)	443,900	3,653
		13,186
TOTAL HEALTH CARE		156,239
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	80,193	4,594
Teledyne Technologies, Inc. (a)	208,342	13,340
		17,934
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	271,374	8,415
UTI Worldwide, Inc.	313,700	4,357
		12,772
Building Products - 1.2%
AAON, Inc.	320,950	6,734
Armstrong World Industries, Inc.	170,958	8,856
		15,590
Commercial Services & Supplies - 1.4%
Swisher Hygiene, Inc. (a)	986,560	1,314
Tetra Tech, Inc. (a)	351,081	9,107
United Stationers, Inc.	303,984	8,822
		19,243
Construction & Engineering - 1.2%
Foster Wheeler AG (a)	338,572	7,540
MasTec, Inc. (a)	355,590	8,022
		15,562
Electrical Equipment - 1.2%
General Cable Corp. (a)	354,490	10,114
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	391,447	$ 4,114
II-VI, Inc. (a)	155,975	2,575
		16,803
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	147,900	8,216
Machinery - 2.4%
Actuant Corp. Class A	328,821	9,286
Altra Holdings, Inc.	192,506	3,469
CLARCOR, Inc.	151,710	6,863
TriMas Corp. (a)	279,233	7,003
Wabtec Corp.	70,429	5,768
		32,389
Marine - 0.3%
DryShips, Inc. (a)(d)	1,597,097	3,546
Professional Services - 2.7%
Advisory Board Co. (a)	68,036	3,232
Equifax, Inc.	158,100	7,911
Manpower, Inc.	226,096	8,578
Stantec, Inc.	305,300	10,515
Towers Watson & Co.	115,500	6,204
		36,440
Road & Rail - 0.4%
Ryder System, Inc.	119,041	5,371
Trading Companies & Distributors - 1.4%
Kaman Corp.	231,400	8,608
Watsco, Inc.	152,923	10,452
		19,060
TOTAL INDUSTRIALS		202,926
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 3.5%
Acme Packet, Inc. (a)	256,683	4,246
Brocade Communications Systems, Inc. (a)	1,533,577	8,128
Finisar Corp. (a)(d)	756,189	8,711
Ixia (a)	252,448	3,537
NETGEAR, Inc. (a)	173,714	6,169
Plantronics, Inc.	189,196	6,138
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	678,974	$ 6,803
Riverbed Technology, Inc. (a)	205,749	3,800
		47,532
Computers & Peripherals - 2.2%
NCR Corp. (a)	342,400	7,286
Quantum Corp. (a)	5,270,941	5,534
SanDisk Corp. (a)	125,240	5,230
Super Micro Computer, Inc. (a)	726,815	5,749
Synaptics, Inc. (a)	297,657	6,894
		30,693
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	138,613	4,883
Fabrinet (a)	646,861	6,229
InvenSense, Inc.	229,419	2,569
Vishay Intertechnology, Inc. (a)	429,400	3,555
		17,236
Internet Software & Services - 1.9%
Bankrate, Inc. (a)	752,450	8,074
Blucora, Inc. (a)	298,022	5,230
EarthLink, Inc.	218,280	1,384
QuinStreet, Inc. (a)	238,867	1,462
Stamps.com, Inc. (a)	187,409	5,157
Web.com Group, Inc. (a)	314,270	4,959
		26,266
IT Services - 2.4%
Euronet Worldwide, Inc. (a)	450,784	9,146
ExlService Holdings, Inc. (a)	338,648	10,038
HiSoft Technology International Ltd. ADR (a)	272,776	2,834
Sapient Corp. (a)	1,027,461	10,562
		32,580
Semiconductors & Semiconductor Equipment - 1.7%
Cirrus Logic, Inc. (a)	102,100	4,162
Entegris, Inc. (a)	737,577	6,056
Integrated Device Technology, Inc. (a)	702,562	3,822
RF Micro Devices, Inc. (a)	1,814,550	8,002
Spansion, Inc. Class A	50,765	563
		22,605
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.9%
BroadSoft, Inc. (a)	105,543	$ 4,034
Mentor Graphics Corp. (a)	272,268	4,226
Nuance Communications, Inc. (a)	545,455	12,142
Parametric Technology Corp. (a)	482,303	9,733
QLIK Technologies, Inc. (a)	217,200	3,999
Solera Holdings, Inc.	152,282	7,128
Synchronoss Technologies, Inc. (a)	217,756	4,462
Verint Systems, Inc. (a)	249,237	6,797
		52,521
TOTAL INFORMATION TECHNOLOGY		229,433
MATERIALS - 4.7%
Chemicals - 1.2%
Cabot Corp.	233,203	8,339
Kraton Performance Polymers, Inc. (a)	255,051	5,565
LyondellBasell Industries NV Class A	273	15
Zoltek Companies, Inc. (a)(d)	418,565	2,867
		16,786
Containers & Packaging - 1.1%
Aptargroup, Inc.	125,250	6,423
Rock-Tenn Co. Class A	117,190	8,577
		15,000
Metals & Mining - 2.4%
Carpenter Technology Corp.	170,232	8,275
Coeur d'Alene Mines Corp. (a)	310,000	9,582
Compass Minerals International, Inc.	130,500	10,290
HudBay Minerals, Inc.	480,700	4,462
		32,609
TOTAL MATERIALS		64,395
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Towerstream Corp. (a)(d)	549,375	1,934
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Clearwire Corp. Class A (a)(d)	3,876,731	$ 7,753
NII Holdings, Inc. (a)	115,024	917
		8,670
TOTAL TELECOMMUNICATION SERVICES		10,604
UTILITIES - 3.3%
Electric Utilities - 2.3%
Cleco Corp.	198,700	8,574
Empire District Electric Co.	247,877	5,381
IDACORP, Inc.	150,807	6,744
PNM Resources, Inc.	256,249	5,678
UNS Energy Corp.	129,300	5,513
		31,890
Gas Utilities - 1.0%
Atmos Energy Corp.	171,863	6,182
Northwest Natural Gas Co.	156,789	7,295
		13,477
TOTAL UTILITIES		45,367
TOTAL COMMON STOCKS (Cost $1,304,684)		1,324,033
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (e) (Cost $1,617)	329,266	1,617
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 11/23/12 to 12/20/12 (Cost $2,020)	$ 2,020	2,020
Money Market Funds - 4.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	30,663,237	$ 30,663
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	29,432,277	29,432
TOTAL MONEY MARKET FUNDS (Cost $60,095)		60,095
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,368,416)		1,387,765
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(30,616)
NET ASSETS - 100%		$ 1,357,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 75
Fidelity Securities Lending Cash Central Fund	1,741
Total	$ 1,816
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 191,762	$ 191,762	$ -	$ -
Consumer Staples	49,573	49,573	-	-
Energy	83,732	83,732	-	-
Financials	290,002	290,002	-	-
Health Care	157,856	156,239	-	1,617
Industrials	202,926	201,612	1,314	-
Information Technology	229,433	229,433	-	-
Materials	64,395	64,395	-	-
Telecommunication Services	10,604	10,604	-	-
Utilities	45,367	45,367	-	-
U.S. Government and Government Agency Obligations	2,020	-	2,020	-
Money Market Funds	60,095	60,095	-	-
Total Investments in Securities:	$ 1,387,765	$ 1,382,814	$ 3,334	$ 1,617

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $28,400) - See accompanying schedule: Unaffiliated issuers (cost $1,308,321)	$ 1,327,670
Fidelity Central Funds (cost $60,095)	60,095
Total Investments (cost $1,368,416)		$ 1,387,765
Receivable for investments sold		974
Receivable for fund shares sold		1,111
Dividends receivable		766
Distributions receivable from Fidelity Central Funds		303
Other receivables		34
Total assets		1,390,953

Liabilities
Payable to custodian bank	$ 146
Payable for investments purchased	868
Payable for fund shares redeemed	2,113
Accrued management fee	854
Distribution and service plan fees payable	3
Other affiliated payables	335
Other payables and accrued expenses	53
Collateral on securities loaned, at value	29,432
Total liabilities		33,804

Net Assets		$ 1,357,149
Net Assets consist of:
Paid in capital		$ 1,413,359
Undistributed net investment income		2,357
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,916)
Net unrealized appreciation (depreciation) on investments		19,349
Net Assets		$ 1,357,149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,065 ÷ 209.492 shares)	$ 19.40

Maximum offering price per share (100/94.25 of $19.40)	$ 20.58
Class T: Net Asset Value and redemption price per share ($1,073 ÷ 56.039 shares)	$ 19.15

Maximum offering price per share (100/96.50 of $19.15)	$ 19.84
Class B: Net Asset Value and offering price per share ($225 ÷ 11.974 shares)A	$ 18.79

Class C: Net Asset Value and offering price per share ($1,504 ÷ 80.310 shares)A	$ 18.73

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,310,690 ÷ 66,697.735 shares)	$ 19.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,592 ÷ 2,007.705 shares)	$ 19.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Dividends		$ 17,656
Interest		5
Income from Fidelity Central Funds (including $1,741 from security lending)		1,816
Total income		19,477

Expenses
Management fee Basic fee	$ 9,397
Performance adjustment	2,351
Transfer agent fees	3,981
Distribution and service plan fees	35
Accounting and security lending fees	492
Custodian fees and expenses	96
Independent trustees' compensation	10
Registration fees	94
Audit	61
Legal	7
Miscellaneous	22
Total expenses before reductions	16,546
Expense reductions	(119)	16,427
Net investment income (loss)		3,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,743
Foreign currency transactions	2
Futures contracts	1,724
Total net realized gain (loss)		190,469
Change in net unrealized appreciation (depreciation) on: Investment securities		(49,052)
Net gain (loss)		141,417
Net increase (decrease) in net assets resulting from operations		$ 144,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,050	$ 5,290
Net realized gain (loss)	190,469	249,381
Change in net unrealized appreciation (depreciation)	(49,052)	(126,104)
Net increase (decrease) in net assets resulting from operations	144,467	128,567
Distributions to shareholders from net investment income	-	(9,149)
Share transactions - net increase (decrease)	(502,681)	183,503
Redemption fees	299	776
Total increase (decrease) in net assets	(357,915)	303,697

Net Assets
Beginning of period	1,715,064	1,411,367
End of period (including undistributed net investment income of $2,357 and undistributed net investment income of $0, respectively)	$ 1,357,149	$ 1,715,064

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Income from Investment Operations
Net investment income (loss) C	(.02)	- G, J	(.01) H	- J	(.04)
Net realized and unrealized gain (loss)	1.55	1.73	3.68	1.31	(10.77)
Total from investment operations	1.53	1.73	3.67	1.31	(10.81)
Distributions from net investment income	-	(.07)	- J	(.02)	-
Distributions from net realized gain	-	-	-	-	(2.74)
Total distributions	-	(.07)	- J	(.02)	(2.74)
Redemption fees added to paid in capital C	- J	.01	- J	- J	- J
Net asset value, end of period	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Total Return A, B	8.56%	10.71%	29.32%	11.69%	(48.52)%
Ratios to Average Net Assets D, I
Expenses before reductions	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of fee waivers, if any	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of all reductions	1.36%	1.14%	.99%	1.01%	1.23%
Net investment income (loss)	(.10)%	-% F, G	(.07)% H	(.03)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 3	$ 3	$ 2
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21) %.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Income from Investment Operations
Net investment income (loss)C	(.07)	(.05) F	(.05) G	(.03)	(.08)
Net realized and unrealized gain (loss)	1.54	1.70	3.67	1.30	(10.76)
Total from investment operations	1.47	1.65	3.62	1.27	(10.84)
Distributions from net investment income	-	(.05)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(2.71)
Total distributions	-	(.05)	-	(.01)	(2.71)
Redemption fees added to paid in capital C	- I	.01	- I	- I	- I
Net asset value, end of period	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Total Return A, B	8.31%	10.34%	29.08%	11.42%	(48.70)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of fee waivers, if any	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of all reductions	1.63%	1.41%	1.26%	1.29%	1.49%
Net investment income (loss)	(.37)%	(.27)% F	(.33)% G	(.31)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073	$ 1,539	$ 723	$ 550	$ 409
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48) %.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43) %.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Income from Investment Operations
Net investment income (loss) C	(.16)	(.14)F	(.12)G	(.08)	(.17)
Net realized and unrealized gain (loss)	1.52	1.69	3.63	1.30	(10.73)
Total from investment operations	1.36	1.55	3.51	1.22	(10.90)
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(2.64)
Total distributions	-	-	-	(.01)	(2.64)
Redemption fees added to paid in capital C	- I	.01	- I	- I	- I
Net asset value, end of period	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Total Return A, B	7.80%	9.83%	28.40%	10.92%	(48.94)%
Ratios to Average Net Assets D, H
Expenses before reductions	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of fee waivers, if any	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of all reductions	2.11%	1.90%	1.75%	1.75%	1.99%
Net investment income (loss)	(.85)%	(.76)% F	(.82)% G	(.78)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225	$ 246	$ 220	$ 219	$ 199
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92) %.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Income from Investment Operations
Net investment income (loss)C	(.16)	(.14)F	(.12)G	(.09)	(.17)
Net realized and unrealized gain (loss)	1.51	1.69	3.61	1.31	(10.72)
Total from investment operations	1.35	1.55	3.49	1.22	(10.89)
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(2.70)
Total distributions	-	-	-	(.01)	(2.70)
Redemption fees added to paid in capitalC	- I	.01	- I	- I	- I
Net asset value, end of period	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Total Return A, B	7.77%	9.86%	28.30%	10.96%	(48.95)%
Ratios to Average Net Assets D, H
Expenses before reductions	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of fee waivers, if any	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of all reductions	2.11%	1.89%	1.74%	1.75%	1.99%
Net investment income (loss)	(.85)%	(.76)% F	(.81)%G	(.77)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,504	$ 1,370	$ 820	$ 428	$ 183
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91) %.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Stock Selector Small Cap

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81
Income from Investment Operations
Net investment income (loss) B	.04	.05 E	.03 F	.02	.01
Net realized and unrealized gain (loss)	1.56	1.74	3.72	1.33	(10.82)
Total from investment operations	1.60	1.79	3.75	1.35	(10.81)
Distributions from net investment income	-	(.10)	(.01)	(.02)	-
Distributions from net realized gain	-	-	-	-	(2.72)
Total distributions	-	(.10)	(.01)	(.02)	(2.72)
Redemption fees added to paid in capital B	- H	.01	-H	-H	-H
Net asset value, end of period	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Total Return A	8.86%	11.03%	29.75%	12.05%	(48.42)%
Ratios to Average Net Assets C, G
Expenses before reductions	1.07%	.85%	.73%	.77%	.95%
Expenses net of fee waivers, if any	1.07%	.85%	.73%	.77%	.95%
Expenses net of all reductions	1.06%	.85%	.72%	.75%	.94%
Net investment income (loss)	.20%	.29% E	.21% F	.22%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,311	$ 1,698	$ 1,406	$ 1,379	$ 1,292
Portfolio turnover rate D	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Income from Investment Operations
Net investment income (loss)B	.04	.05 E	.05 F	.04	.02
Net realized and unrealized gain (loss)	1.61	1.74	3.72	1.32	(10.82)
Total from investment operations	1.65	1.79	3.77	1.36	(10.80)
Distributions from net investment income	-	(.12)	(.01)	(.02)	-
Distributions from net realized gain	-	-	-	-	(2.73)
Total distributions	-	(.12)	(.01)	(.02)	(2.73)
Redemption fees added to paid in capitalB	- H	.01	- H	- H	- H
Net asset value, end of period	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Total ReturnA	9.13%	10.99%	29.89%	12.14%	(48.36)%
Ratios to Average Net AssetsC, G
Expenses before reductions	1.06%	.86%	.63%	.63%	.84%
Expenses net of fee waivers, if any	1.06%	.86%	.63%	.63%	.84%
Expenses net of all reductions	1.05%	.85%	.62%	.62%	.84%
Net investment income (loss)	.21%	.29% E	.31% F	.36%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,592	$ 10,038	$ 680	$ 413	$ 376
Portfolio turnover rate D	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 154,058,681
Gross unrealized depreciation	(136,833,244)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,225,437

Tax Cost	$ 1,370,539,922

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,697,958
Capital loss carryforward	$ (76,149,147)
Net unrealized appreciation (depreciation)	$ 17,225,437

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (76,149,147)

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ -	$ 9,148,743

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 90 days were subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $1,723,827 related to its investment in futures contracts. This amount is included in the Statement of Operations.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $903,468,768 and $1,372,717,175, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,017	$ 245
Class T	.25%	.25%	6,128	85
Class B	.75%	.25%	2,378	1,788
Class C	.75%	.25%	15,565	4,522
			$ 35,088	$ 6,640

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,402
Class T	533
Class B*	1,000
Class C*	391
$ 4,326

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 13,391.30
Class T	3,934.32
Class B	724.30
Class C	4,734.30
Stock Selector Small Cap	3,907,429.26
Institutional Class	51,268.25
	$ 3,981,480

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $65,259 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,767,000.38%		$ 103

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,349 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $72,600. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $38,761 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $118,757 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Class A	$ -	$ 15,209
Class T	-	2,838
Stock Selector Small Cap	-	9,104,153
Institutional Class	-	26,543
Total	$ -	$ 9,148,743

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class A
Shares sold	67,380	141,619	$ 1,259,708	$ 2,551,365
Reinvestment of distributions	-	794	-	14,554
Shares redeemed	(98,140)	(107,880)	(1,883,409)	(1,998,562)
Net increase (decrease)	(30,760)	34,533	$ (623,701)	$ 567,357
Class T
Shares sold	21,703	81,238	$ 403,605	$ 1,558,596
Reinvestment of distributions	-	154	-	2,831
Shares redeemed	(52,662)	(39,400)	(988,816)	(704,438)
Net increase (decrease)	(30,959)	41,992	$ (585,211)	$ 856,989
Class B
Shares sold	475	5,592	$ 8,561	$ 102,797
Shares redeemed	(2,588)	(5,365)	(48,635)	(93,413)
Net increase (decrease)	(2,113)	227	$ (40,074)	$ 9,384
Class C
Shares sold	22,125	52,816	$ 401,995	$ 972,098
Shares redeemed	(20,647)	(25,832)	(381,653)	(467,301)
Net increase (decrease)	1,478	26,984	$ 20,342	$ 504,797

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Stock Selector Small Cap
Shares sold	9,673,161	42,956,006	$ 183,426,126	$ 812,040,324
Reinvestment of distributions	-	490,501	-	8,965,215
Shares redeemed	(37,048,256)	(35,360,001)	(710,455,997)	(648,464,613)
Net increase (decrease)	(27,375,095)	8,086,506	$ (527,029,871)	$ 172,540,926
Institutional Class
Shares sold	2,802,215	1,267,453	$ 52,718,967	$ 24,122,964
Reinvestment of distributions	-	1,209	-	22,526
Shares redeemed	(1,350,009)	(754,664)	(27,142,424)	(15,119,704)
Net increase (decrease)	1,452,206	513,998	$ 25,576,543	$ 9,025,786

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector Small Cap Fund (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Stock Selector Small Cap Fund as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Stock Selector Small Cap Fund voted to pay on December 10, 2012, to shareholders of record at the opening of business on December 07, 2012, a distribution of $0.007 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.09 per share from net investment income.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Stock Selector Small Cap Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period, the first quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there were changes in the fund's portfolio management in April 2012, February 2012, and December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 5% means that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Stock Selector Small Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
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www.fidelity.com

SCS-UANN-1212
1.784779.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector
Small Cap Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge)A	2.32%	-3.37%	6.74%
Class T (incl. sales charge)B	4.52%	-3.18%	6.82%
Class B (incl. contingent deferred sales charge) C	2.80%	-3.29%	6.93%
Class C (incl. contingent deferred sales charge) D	6.77%	-2.96%	6.93%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity® Stock Selector Small Cap Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity Stock Selector Small Cap Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity Stock Selector Small Cap Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2% ,and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity Stock Selector Small Cap Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to May 2, 2007 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Stock Selector Small Cap Fund - Class A on October 31, 2002, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period. The initial offering of Class A took place on May 2, 2007. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow achieving its best mark since 2007, the S&P® rising to its highest level since 2008, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Morgen Peck, Co-Portfolio Manager of Fidelity Advisor® Stock Selector Small Cap Fund, and Eirene Kontopoulos, who became a Co-Portfolio Manager of the fund, overseeing its health care sleeve, on April 2, 2012: For the year, the fund's Class A, Class T, Class B and Class C shares gained 8.56%, 8.31%, 7.80% and 7.77%, respectively (excluding sales charges), versus 12.08% for the Russell 2000® Index. On a sector basis, stock selection in consumer discretionary and financials hurt the most. In terms of individual stocks, two technology names - Quantum, a provider of data storage solutions, and Super Micro Computer, a maker of specialized servers - delivered the biggest blow. Trading firm Knight Capital Group and premium mattress maker Tempur-Pedic International also notably detracted. Conversely, we had some strong picks in the lagging energy sector and also benefited from our choices in health care. Software/services firm Web.com Group was the top contributor, while biotechnology firm Infinity Pharmaceuticals and Canadian discount store operator Dollarama also helped. Some stocks mentioned were not in the index and/or were sold from the fund by period end.

Annual Report

______________________________________

Note to shareholders: On February 1, 2012, Anmol Mehra became a Co-Portfolio Manager of the fund, responsible for the consumer discretionary and consumer staples sleeves.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	1.32%
Actual		$ 1,000.00	$ 985.30	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.70
Class T	1.57%
Actual		$ 1,000.00	$ 984.10	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.24	$ 7.96
Class B	2.07%
Actual		$ 1,000.00	$ 982.20	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.48
Class C	2.08%
Actual		$ 1,000.00	$ 981.70	$ 10.36
Hypothetical A		$ 1,000.00	$ 1,014.68	$ 10.53
Stock Selector Small Cap	1.01%
Actual		$ 1,000.00	$ 986.90	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.13
Institutional Class	1.03%
Actual		$ 1,000.00	$ 987.00	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
National Retail Properties, Inc.	1.1	1.2
Glimcher Realty Trust	1.1	1.1
Colonial Properties Trust (SBI)	1.1	1.1
Ramco-Gershenson Properties Trust (SBI)	1.0	1.0
National Penn Bancshares, Inc.	1.0	0.9
Teledyne Technologies, Inc.	1.0	1.0
American Assets Trust, Inc.	1.0	1.0
Home Properties, Inc.	1.0	1.2
UMB Financial Corp.	0.9	0.0
Waddell & Reed Financial, Inc. Class A	0.9	0.9
	10.1
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	22.0
Information Technology	16.9	16.8
Industrials	15.0	15.2
Consumer Discretionary	14.1	13.1
Health Care	11.6	11.2
Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Stocks 97.6%		Stocks and Equity Futures 96.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	7.5%	** Foreign investments	8.6%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.2%
Gentex Corp.	381,850	$ 6,575
Tenneco, Inc. (a)	322,984	9,867
		16,442
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	184,300	6,091
Life Time Fitness, Inc. (a)	225,501	10,123
Wyndham Worldwide Corp.	117,415	5,918
		22,132
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	358,810	10,553
Skullcandy, Inc. (a)(d)	486,754	5,895
		16,448
Internet & Catalog Retail - 0.5%
HSN, Inc.	141,093	7,340
Media - 1.5%
Cinemark Holdings, Inc.	356,867	8,811
John Wiley & Sons, Inc. Class A	176,903	7,674
MDC Partners, Inc. Class A (sub. vtg.)	367,900	4,161
		20,646
Multiline Retail - 0.9%
Dollarama, Inc.	183,634	11,600
Specialty Retail - 5.0%
Ascena Retail Group, Inc. (a)	558,460	11,058
Conn's, Inc. (a)	346,427	8,775
DSW, Inc. Class A	164,502	10,296
Express, Inc. (a)	406,517	4,525
GameStop Corp. Class A (d)	339,800	7,758
Jos. A. Bank Clothiers, Inc. (a)	191,325	8,952
Shoe Carnival, Inc.	252,822	5,911
Signet Jewelers Ltd.	197,810	10,239
		67,514
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc. (a)	245,935	8,231
PVH Corp.	99,300	10,922
Steven Madden Ltd. (a)	244,338	10,487
		29,640
TOTAL CONSUMER DISCRETIONARY		191,762
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	48,417	$ 2,496
Fresh Market, Inc. (a)	100,414	5,694
Susser Holdings Corp. (a)	156,820	5,636
United Natural Foods, Inc. (a)	139,645	7,435
		21,261
Food Products - 1.3%
Calavo Growers, Inc.	160,073	3,779
Fresh Del Monte Produce, Inc.	199,593	5,024
Green Mountain Coffee Roasters, Inc. (a)(d)	125,203	3,025
Post Holdings, Inc. (a)	184,052	5,807
		17,635
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	79,753	3,628
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	149,416	7,049
TOTAL CONSUMER STAPLES		49,573
ENERGY - 6.2%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	159,600	7,629
Total Energy Services, Inc.	429,700	6,518
		14,147
Oil, Gas & Consumable Fuels - 5.1%
Atlas Pipeline Partners, LP	264,304	9,351
Berry Petroleum Co. Class A	241,400	9,296
Cloud Peak Energy, Inc. (a)	446,500	9,421
Energen Corp.	46,062	2,149
PDC Energy, Inc. (a)	352,201	10,661
Stone Energy Corp. (a)	363,900	8,584
Targa Resources Corp.	225,500	11,485
Western Refining, Inc.	347,340	8,638
		69,585
TOTAL ENERGY		83,732
FINANCIALS - 21.4%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	57,800	7,312
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	676,711	$ 8,412
Waddell & Reed Financial, Inc. Class A	381,159	12,704
		28,428
Commercial Banks - 7.2%
Associated Banc-Corp.	826,123	10,649
BancFirst Corp.	156,700	6,889
Bank of the Ozarks, Inc.	346,400	11,341
BBCN Bancorp, Inc.	836,786	9,983
Bridge Capital Holdings (a)	335,523	5,016
Cathay General Bancorp	367,236	6,496
City National Corp.	216,413	11,059
National Penn Bancshares, Inc.	1,500,298	13,398
PacWest Bancorp	416,975	9,382
UMB Financial Corp.	288,200	12,834
		97,047
Insurance - 3.3%
Allied World Assurance Co. Holdings Ltd.	156,400	12,559
Alterra Capital Holdings Ltd.	433,215	10,583
Amerisafe, Inc. (a)	417,800	10,967
ProAssurance Corp.	121,792	10,888
		44,997
Real Estate Investment Trusts - 8.0%
American Assets Trust, Inc.	486,000	13,205
Colonial Properties Trust (SBI)	670,753	14,508
DCT Industrial Trust, Inc.	1,941,500	12,523
Glimcher Realty Trust	1,370,840	14,627
Highwoods Properties, Inc. (SBI)	368,100	11,871
Home Properties, Inc.	212,392	12,911
National Retail Properties, Inc.	467,200	14,798
Ramco-Gershenson Properties Trust (SBI)	1,077,250	13,961
		108,404
Thrifts & Mortgage Finance - 0.8%
Washington Federal, Inc.	663,030	11,126
TOTAL FINANCIALS		290,002
HEALTH CARE - 11.5%
Biotechnology - 5.2%
Achillion Pharmaceuticals, Inc. (a)	517,654	4,887
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
ARIAD Pharmaceuticals, Inc. (a)	169,704	$ 3,657
BioMarin Pharmaceutical, Inc. (a)	80,856	2,995
Discovery Laboratories, Inc. (a)	1,024,176	2,468
Dynavax Technologies Corp. (a)	1,211,510	5,016
Infinity Pharmaceuticals, Inc. (a)(d)	199,867	4,475
Insmed, Inc. (a)	485,871	3,105
Isis Pharmaceuticals, Inc. (a)	431,728	3,734
Medivation, Inc. (a)	74,586	3,813
Merrimack Pharmaceuticals, Inc. (d)	497,634	3,075
Novavax, Inc. (a)	2,011,387	4,224
OncoGenex Pharmaceuticals, Inc. (a)	223,329	2,769
Pharmacyclics, Inc. (a)	62,252	3,802
Rigel Pharmaceuticals, Inc. (a)	323,900	2,886
Synageva BioPharma Corp. (a)	93,784	3,965
Targacept, Inc. (a)	628,317	2,564
Theravance, Inc. (a)	233,569	5,258
Threshold Pharmaceuticals, Inc. (a)	527,069	2,166
Tranzyme, Inc. (a)	492,471	2,088
XOMA Corp. (a)(d)	1,265,859	3,468
		70,415
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	296,222	7,874
Analogic Corp.	35,251	2,597
Cerus Corp. (a)(d)	1,295,355	4,029
Conceptus, Inc. (a)	245,736	4,630
ICU Medical, Inc. (a)	115,989	6,882
Natus Medical, Inc. (a)	239,290	2,704
Sirona Dental Systems, Inc. (a)	56,233	3,220
		31,936
Health Care Providers & Services - 1.6%
BioScrip, Inc. (a)	431,655	3,976
Corvel Corp. (a)	68,370	2,908
Humana, Inc.	55,228	4,102
Magellan Health Services, Inc. (a)	53,413	2,679
MEDNAX, Inc. (a)	62,355	4,301
Team Health Holdings, Inc. (a)	162,798	4,332
		22,298
Health Care Technology - 1.1%
Epocrates, Inc. (a)	512,834	5,016
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - continued
MedAssets, Inc. (a)	182,300	$ 3,232
Medidata Solutions, Inc. (a)	156,365	6,570
		14,818
Life Sciences Tools & Services - 0.3%
Luminex Corp. (a)	223,003	3,586
Pharmaceuticals - 1.0%
Biodelivery Sciences International, Inc. (a)(d)	713,623	3,647
ViroPharma, Inc. (a)	233,122	5,886
XenoPort, Inc. (a)	443,900	3,653
		13,186
TOTAL HEALTH CARE		156,239
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	80,193	4,594
Teledyne Technologies, Inc. (a)	208,342	13,340
		17,934
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	271,374	8,415
UTI Worldwide, Inc.	313,700	4,357
		12,772
Building Products - 1.2%
AAON, Inc.	320,950	6,734
Armstrong World Industries, Inc.	170,958	8,856
		15,590
Commercial Services & Supplies - 1.4%
Swisher Hygiene, Inc. (a)	986,560	1,314
Tetra Tech, Inc. (a)	351,081	9,107
United Stationers, Inc.	303,984	8,822
		19,243
Construction & Engineering - 1.2%
Foster Wheeler AG (a)	338,572	7,540
MasTec, Inc. (a)	355,590	8,022
		15,562
Electrical Equipment - 1.2%
General Cable Corp. (a)	354,490	10,114
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	391,447	$ 4,114
II-VI, Inc. (a)	155,975	2,575
		16,803
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	147,900	8,216
Machinery - 2.4%
Actuant Corp. Class A	328,821	9,286
Altra Holdings, Inc.	192,506	3,469
CLARCOR, Inc.	151,710	6,863
TriMas Corp. (a)	279,233	7,003
Wabtec Corp.	70,429	5,768
		32,389
Marine - 0.3%
DryShips, Inc. (a)(d)	1,597,097	3,546
Professional Services - 2.7%
Advisory Board Co. (a)	68,036	3,232
Equifax, Inc.	158,100	7,911
Manpower, Inc.	226,096	8,578
Stantec, Inc.	305,300	10,515
Towers Watson & Co.	115,500	6,204
		36,440
Road & Rail - 0.4%
Ryder System, Inc.	119,041	5,371
Trading Companies & Distributors - 1.4%
Kaman Corp.	231,400	8,608
Watsco, Inc.	152,923	10,452
		19,060
TOTAL INDUSTRIALS		202,926
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 3.5%
Acme Packet, Inc. (a)	256,683	4,246
Brocade Communications Systems, Inc. (a)	1,533,577	8,128
Finisar Corp. (a)(d)	756,189	8,711
Ixia (a)	252,448	3,537
NETGEAR, Inc. (a)	173,714	6,169
Plantronics, Inc.	189,196	6,138
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	678,974	$ 6,803
Riverbed Technology, Inc. (a)	205,749	3,800
		47,532
Computers & Peripherals - 2.2%
NCR Corp. (a)	342,400	7,286
Quantum Corp. (a)	5,270,941	5,534
SanDisk Corp. (a)	125,240	5,230
Super Micro Computer, Inc. (a)	726,815	5,749
Synaptics, Inc. (a)	297,657	6,894
		30,693
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	138,613	4,883
Fabrinet (a)	646,861	6,229
InvenSense, Inc.	229,419	2,569
Vishay Intertechnology, Inc. (a)	429,400	3,555
		17,236
Internet Software & Services - 1.9%
Bankrate, Inc. (a)	752,450	8,074
Blucora, Inc. (a)	298,022	5,230
EarthLink, Inc.	218,280	1,384
QuinStreet, Inc. (a)	238,867	1,462
Stamps.com, Inc. (a)	187,409	5,157
Web.com Group, Inc. (a)	314,270	4,959
		26,266
IT Services - 2.4%
Euronet Worldwide, Inc. (a)	450,784	9,146
ExlService Holdings, Inc. (a)	338,648	10,038
HiSoft Technology International Ltd. ADR (a)	272,776	2,834
Sapient Corp. (a)	1,027,461	10,562
		32,580
Semiconductors & Semiconductor Equipment - 1.7%
Cirrus Logic, Inc. (a)	102,100	4,162
Entegris, Inc. (a)	737,577	6,056
Integrated Device Technology, Inc. (a)	702,562	3,822
RF Micro Devices, Inc. (a)	1,814,550	8,002
Spansion, Inc. Class A	50,765	563
		22,605
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.9%
BroadSoft, Inc. (a)	105,543	$ 4,034
Mentor Graphics Corp. (a)	272,268	4,226
Nuance Communications, Inc. (a)	545,455	12,142
Parametric Technology Corp. (a)	482,303	9,733
QLIK Technologies, Inc. (a)	217,200	3,999
Solera Holdings, Inc.	152,282	7,128
Synchronoss Technologies, Inc. (a)	217,756	4,462
Verint Systems, Inc. (a)	249,237	6,797
		52,521
TOTAL INFORMATION TECHNOLOGY		229,433
MATERIALS - 4.7%
Chemicals - 1.2%
Cabot Corp.	233,203	8,339
Kraton Performance Polymers, Inc. (a)	255,051	5,565
LyondellBasell Industries NV Class A	273	15
Zoltek Companies, Inc. (a)(d)	418,565	2,867
		16,786
Containers & Packaging - 1.1%
Aptargroup, Inc.	125,250	6,423
Rock-Tenn Co. Class A	117,190	8,577
		15,000
Metals & Mining - 2.4%
Carpenter Technology Corp.	170,232	8,275
Coeur d'Alene Mines Corp. (a)	310,000	9,582
Compass Minerals International, Inc.	130,500	10,290
HudBay Minerals, Inc.	480,700	4,462
		32,609
TOTAL MATERIALS		64,395
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Towerstream Corp. (a)(d)	549,375	1,934
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Clearwire Corp. Class A (a)(d)	3,876,731	$ 7,753
NII Holdings, Inc. (a)	115,024	917
		8,670
TOTAL TELECOMMUNICATION SERVICES		10,604
UTILITIES - 3.3%
Electric Utilities - 2.3%
Cleco Corp.	198,700	8,574
Empire District Electric Co.	247,877	5,381
IDACORP, Inc.	150,807	6,744
PNM Resources, Inc.	256,249	5,678
UNS Energy Corp.	129,300	5,513
		31,890
Gas Utilities - 1.0%
Atmos Energy Corp.	171,863	6,182
Northwest Natural Gas Co.	156,789	7,295
		13,477
TOTAL UTILITIES		45,367
TOTAL COMMON STOCKS (Cost $1,304,684)		1,324,033
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (e) (Cost $1,617)	329,266	1,617
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 11/23/12 to 12/20/12 (Cost $2,020)	$ 2,020	2,020
Money Market Funds - 4.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	30,663,237	$ 30,663
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	29,432,277	29,432
TOTAL MONEY MARKET FUNDS (Cost $60,095)		60,095
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,368,416)		1,387,765
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(30,616)
NET ASSETS - 100%		$ 1,357,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 75
Fidelity Securities Lending Cash Central Fund	1,741
Total	$ 1,816
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 191,762	$ 191,762	$ -	$ -
Consumer Staples	49,573	49,573	-	-
Energy	83,732	83,732	-	-
Financials	290,002	290,002	-	-
Health Care	157,856	156,239	-	1,617
Industrials	202,926	201,612	1,314	-
Information Technology	229,433	229,433	-	-
Materials	64,395	64,395	-	-
Telecommunication Services	10,604	10,604	-	-
Utilities	45,367	45,367	-	-
U.S. Government and Government Agency Obligations	2,020	-	2,020	-
Money Market Funds	60,095	60,095	-	-
Total Investments in Securities:	$ 1,387,765	$ 1,382,814	$ 3,334	$ 1,617

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $28,400) - See accompanying schedule: Unaffiliated issuers (cost $1,308,321)	$ 1,327,670
Fidelity Central Funds (cost $60,095)	60,095
Total Investments (cost $1,368,416)		$ 1,387,765
Receivable for investments sold		974
Receivable for fund shares sold		1,111
Dividends receivable		766
Distributions receivable from Fidelity Central Funds		303
Other receivables		34
Total assets		1,390,953

Liabilities
Payable to custodian bank	$ 146
Payable for investments purchased	868
Payable for fund shares redeemed	2,113
Accrued management fee	854
Distribution and service plan fees payable	3
Other affiliated payables	335
Other payables and accrued expenses	53
Collateral on securities loaned, at value	29,432
Total liabilities		33,804

Net Assets		$ 1,357,149
Net Assets consist of:
Paid in capital		$ 1,413,359
Undistributed net investment income		2,357
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,916)
Net unrealized appreciation (depreciation) on investments		19,349
Net Assets		$ 1,357,149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,065 ÷ 209.492 shares)	$ 19.40

Maximum offering price per share (100/94.25 of $19.40)	$ 20.58
Class T: Net Asset Value and redemption price per share ($1,073 ÷ 56.039 shares)	$ 19.15

Maximum offering price per share (100/96.50 of $19.15)	$ 19.84
Class B: Net Asset Value and offering price per share ($225 ÷ 11.974 shares)A	$ 18.79

Class C: Net Asset Value and offering price per share ($1,504 ÷ 80.310 shares)A	$ 18.73

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,310,690 ÷ 66,697.735 shares)	$ 19.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,592 ÷ 2,007.705 shares)	$ 19.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Dividends		$ 17,656
Interest		5
Income from Fidelity Central Funds (including $1,741 from security lending)		1,816
Total income		19,477

Expenses
Management fee Basic fee	$ 9,397
Performance adjustment	2,351
Transfer agent fees	3,981
Distribution and service plan fees	35
Accounting and security lending fees	492
Custodian fees and expenses	96
Independent trustees' compensation	10
Registration fees	94
Audit	61
Legal	7
Miscellaneous	22
Total expenses before reductions	16,546
Expense reductions	(119)	16,427
Net investment income (loss)		3,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,743
Foreign currency transactions	2
Futures contracts	1,724
Total net realized gain (loss)		190,469
Change in net unrealized appreciation (depreciation) on: Investment securities		(49,052)
Net gain (loss)		141,417
Net increase (decrease) in net assets resulting from operations		$ 144,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,050	$ 5,290
Net realized gain (loss)	190,469	249,381
Change in net unrealized appreciation (depreciation)	(49,052)	(126,104)
Net increase (decrease) in net assets resulting from operations	144,467	128,567
Distributions to shareholders from net investment income	-	(9,149)
Share transactions - net increase (decrease)	(502,681)	183,503
Redemption fees	299	776
Total increase (decrease) in net assets	(357,915)	303,697

Net Assets
Beginning of period	1,715,064	1,411,367
End of period (including undistributed net investment income of $2,357 and undistributed net investment income of $0, respectively)	$ 1,357,149	$ 1,715,064

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Income from Investment Operations
Net investment income (loss) C	(.02)	- G, J	(.01) H	- J	(.04)
Net realized and unrealized gain (loss)	1.55	1.73	3.68	1.31	(10.77)
Total from investment operations	1.53	1.73	3.67	1.31	(10.81)
Distributions from net investment income	-	(.07)	- J	(.02)	-
Distributions from net realized gain	-	-	-	-	(2.74)
Total distributions	-	(.07)	- J	(.02)	(2.74)
Redemption fees added to paid in capital C	- J	.01	- J	- J	- J
Net asset value, end of period	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Total Return A, B	8.56%	10.71%	29.32%	11.69%	(48.52)%
Ratios to Average Net Assets D, I
Expenses before reductions	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of fee waivers, if any	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of all reductions	1.36%	1.14%	.99%	1.01%	1.23%
Net investment income (loss)	(.10)%	-% F, G	(.07)% H	(.03)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 3	$ 3	$ 2
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21) %.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Income from Investment Operations
Net investment income (loss)C	(.07)	(.05) F	(.05) G	(.03)	(.08)
Net realized and unrealized gain (loss)	1.54	1.70	3.67	1.30	(10.76)
Total from investment operations	1.47	1.65	3.62	1.27	(10.84)
Distributions from net investment income	-	(.05)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(2.71)
Total distributions	-	(.05)	-	(.01)	(2.71)
Redemption fees added to paid in capital C	- I	.01	- I	- I	- I
Net asset value, end of period	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Total Return A, B	8.31%	10.34%	29.08%	11.42%	(48.70)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of fee waivers, if any	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of all reductions	1.63%	1.41%	1.26%	1.29%	1.49%
Net investment income (loss)	(.37)%	(.27)% F	(.33)% G	(.31)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073	$ 1,539	$ 723	$ 550	$ 409
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48) %.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43) %.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Income from Investment Operations
Net investment income (loss) C	(.16)	(.14)F	(.12)G	(.08)	(.17)
Net realized and unrealized gain (loss)	1.52	1.69	3.63	1.30	(10.73)
Total from investment operations	1.36	1.55	3.51	1.22	(10.90)
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(2.64)
Total distributions	-	-	-	(.01)	(2.64)
Redemption fees added to paid in capital C	- I	.01	- I	- I	- I
Net asset value, end of period	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Total Return A, B	7.80%	9.83%	28.40%	10.92%	(48.94)%
Ratios to Average Net Assets D, H
Expenses before reductions	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of fee waivers, if any	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of all reductions	2.11%	1.90%	1.75%	1.75%	1.99%
Net investment income (loss)	(.85)%	(.76)% F	(.82)% G	(.78)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225	$ 246	$ 220	$ 219	$ 199
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92) %.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Income from Investment Operations
Net investment income (loss)C	(.16)	(.14)F	(.12)G	(.09)	(.17)
Net realized and unrealized gain (loss)	1.51	1.69	3.61	1.31	(10.72)
Total from investment operations	1.35	1.55	3.49	1.22	(10.89)
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(2.70)
Total distributions	-	-	-	(.01)	(2.70)
Redemption fees added to paid in capitalC	- I	.01	- I	- I	- I
Net asset value, end of period	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Total Return A, B	7.77%	9.86%	28.30%	10.96%	(48.95)%
Ratios to Average Net Assets D, H
Expenses before reductions	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of fee waivers, if any	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of all reductions	2.11%	1.89%	1.74%	1.75%	1.99%
Net investment income (loss)	(.85)%	(.76)% F	(.81)%G	(.77)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,504	$ 1,370	$ 820	$ 428	$ 183
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91) %.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Stock Selector Small Cap

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81
Income from Investment Operations
Net investment income (loss) B	.04	.05 E	.03 F	.02	.01
Net realized and unrealized gain (loss)	1.56	1.74	3.72	1.33	(10.82)
Total from investment operations	1.60	1.79	3.75	1.35	(10.81)
Distributions from net investment income	-	(.10)	(.01)	(.02)	-
Distributions from net realized gain	-	-	-	-	(2.72)
Total distributions	-	(.10)	(.01)	(.02)	(2.72)
Redemption fees added to paid in capital B	- H	.01	-H	-H	-H
Net asset value, end of period	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Total Return A	8.86%	11.03%	29.75%	12.05%	(48.42)%
Ratios to Average Net Assets C, G
Expenses before reductions	1.07%	.85%	.73%	.77%	.95%
Expenses net of fee waivers, if any	1.07%	.85%	.73%	.77%	.95%
Expenses net of all reductions	1.06%	.85%	.72%	.75%	.94%
Net investment income (loss)	.20%	.29% E	.21% F	.22%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,311	$ 1,698	$ 1,406	$ 1,379	$ 1,292
Portfolio turnover rate D	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Income from Investment Operations
Net investment income (loss)B	.04	.05 E	.05 F	.04	.02
Net realized and unrealized gain (loss)	1.61	1.74	3.72	1.32	(10.82)
Total from investment operations	1.65	1.79	3.77	1.36	(10.80)
Distributions from net investment income	-	(.12)	(.01)	(.02)	-
Distributions from net realized gain	-	-	-	-	(2.73)
Total distributions	-	(.12)	(.01)	(.02)	(2.73)
Redemption fees added to paid in capitalB	- H	.01	- H	- H	- H
Net asset value, end of period	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Total ReturnA	9.13%	10.99%	29.89%	12.14%	(48.36)%
Ratios to Average Net AssetsC, G
Expenses before reductions	1.06%	.86%	.63%	.63%	.84%
Expenses net of fee waivers, if any	1.06%	.86%	.63%	.63%	.84%
Expenses net of all reductions	1.05%	.85%	.62%	.62%	.84%
Net investment income (loss)	.21%	.29% E	.31% F	.36%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,592	$ 10,038	$ 680	$ 413	$ 376
Portfolio turnover rate D	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 154,058,681
Gross unrealized depreciation	(136,833,244)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,225,437

Tax Cost	$ 1,370,539,922

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,697,958
Capital loss carryforward	$ (76,149,147)
Net unrealized appreciation (depreciation)	$ 17,225,437

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (76,149,147)

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ -	$ 9,148,743

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 90 days were subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $1,723,827 related to its investment in futures contracts. This amount is included in the Statement of Operations.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $903,468,768 and $1,372,717,175, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,017	$ 245
Class T	.25%	.25%	6,128	85
Class B	.75%	.25%	2,378	1,788
Class C	.75%	.25%	15,565	4,522
			$ 35,088	$ 6,640

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,402
Class T	533
Class B*	1,000
Class C*	391
$ 4,326

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 13,391.30
Class T	3,934.32
Class B	724.30
Class C	4,734.30
Stock Selector Small Cap	3,907,429.26
Institutional Class	51,268.25
	$ 3,981,480

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $65,259 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,767,000.38%		$ 103

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,349 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $72,600. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $38,761 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $118,757 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Class A	$ -	$ 15,209
Class T	-	2,838
Stock Selector Small Cap	-	9,104,153
Institutional Class	-	26,543
Total	$ -	$ 9,148,743

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class A
Shares sold	67,380	141,619	$ 1,259,708	$ 2,551,365
Reinvestment of distributions	-	794	-	14,554
Shares redeemed	(98,140)	(107,880)	(1,883,409)	(1,998,562)
Net increase (decrease)	(30,760)	34,533	$ (623,701)	$ 567,357
Class T
Shares sold	21,703	81,238	$ 403,605	$ 1,558,596
Reinvestment of distributions	-	154	-	2,831
Shares redeemed	(52,662)	(39,400)	(988,816)	(704,438)
Net increase (decrease)	(30,959)	41,992	$ (585,211)	$ 856,989
Class B
Shares sold	475	5,592	$ 8,561	$ 102,797
Shares redeemed	(2,588)	(5,365)	(48,635)	(93,413)
Net increase (decrease)	(2,113)	227	$ (40,074)	$ 9,384
Class C
Shares sold	22,125	52,816	$ 401,995	$ 972,098
Shares redeemed	(20,647)	(25,832)	(381,653)	(467,301)
Net increase (decrease)	1,478	26,984	$ 20,342	$ 504,797

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Stock Selector Small Cap
Shares sold	9,673,161	42,956,006	$ 183,426,126	$ 812,040,324
Reinvestment of distributions	-	490,501	-	8,965,215
Shares redeemed	(37,048,256)	(35,360,001)	(710,455,997)	(648,464,613)
Net increase (decrease)	(27,375,095)	8,086,506	$ (527,029,871)	$ 172,540,926
Institutional Class
Shares sold	2,802,215	1,267,453	$ 52,718,967	$ 24,122,964
Reinvestment of distributions	-	1,209	-	22,526
Shares redeemed	(1,350,009)	(754,664)	(27,142,424)	(15,119,704)
Net increase (decrease)	1,452,206	513,998	$ 25,576,543	$ 9,025,786

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector Small Cap Fund (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Stock Selector Small Cap Fund as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Stock Selector Small Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/10/12	12/07/12	$0.027	$0.007
Class T	12/10/12	12/07/12	$0.000	$0.000
Class B	12/10/12	12/07/12	$0.000	$0.000
Class C	12/10/12	12/07/12	$0.000	$0.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Stock Selector Small Cap Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period, the first quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there were changes in the fund's portfolio management in April 2012, February 2012, and December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 5% means that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Stock Selector Small Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASCS-UANN-1212
1.843150.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Institutional Class

Annual Report

October 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Stock Selector Small Cap Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	9.13%	-1.85%	7.59%

A The initial offering of Institutional Class shares took place on May 2, 2007. Returns prior to May 2, 2007 are those of Fidelity® Stock Selector Small Cap Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Stock Selector Small Cap Fund - Institutional Class on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period. The initial offering of Institutional Class took place on May 2, 2007. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow achieving its best mark since 2007, the S&P® rising to its highest level since 2008, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Morgen Peck, Co-Portfolio Manager of Fidelity Advisor® Stock Selector Small Cap Fund, and Eirene Kontopoulos, who became a Co-Portfolio Manager of the fund, overseeing its health care sleeve, on April 2, 2012: For the year, the fund's Institutional Class shares gained 9.13%, versus 12.08% for the Russell 2000® Index. On a sector basis, stock selection in consumer discretionary and financials hurt the most. In terms of individual stocks, two technology names - Quantum, a provider of data storage solutions, and Super Micro Computer, a maker of specialized servers - delivered the biggest blow. Trading firm Knight Capital Group and premium mattress maker Tempur-Pedic International also notably detracted. Conversely, we had some strong picks in the lagging energy sector and also benefited from our choices in health care. Software/services firm Web.com Group was the top contributor, while biotechnology firm Infinity Pharmaceuticals and Canadian discount store operator Dollarama also helped. Some stocks mentioned were not in the index and/or were sold from the fund by period end.

Annual Report

______________________________________

Note to shareholders: On February 1, 2012, Anmol Mehra became a Co-Portfolio Manager of the fund, responsible for the consumer discretionary and consumer staples sleeves.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	1.32%
Actual		$ 1,000.00	$ 985.30	$ 6.59
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.70
Class T	1.57%
Actual		$ 1,000.00	$ 984.10	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.24	$ 7.96
Class B	2.07%
Actual		$ 1,000.00	$ 982.20	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.48
Class C	2.08%
Actual		$ 1,000.00	$ 981.70	$ 10.36
Hypothetical A		$ 1,000.00	$ 1,014.68	$ 10.53
Stock Selector Small Cap	1.01%
Actual		$ 1,000.00	$ 986.90	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.13
Institutional Class	1.03%
Actual		$ 1,000.00	$ 987.00	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.96	$ 5.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
National Retail Properties, Inc.	1.1	1.2
Glimcher Realty Trust	1.1	1.1
Colonial Properties Trust (SBI)	1.1	1.1
Ramco-Gershenson Properties Trust (SBI)	1.0	1.0
National Penn Bancshares, Inc.	1.0	0.9
Teledyne Technologies, Inc.	1.0	1.0
American Assets Trust, Inc.	1.0	1.0
Home Properties, Inc.	1.0	1.2
UMB Financial Corp.	0.9	0.0
Waddell & Reed Financial, Inc. Class A	0.9	0.9
	10.1
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	22.0
Information Technology	16.9	16.8
Industrials	15.0	15.2
Consumer Discretionary	14.1	13.1
Health Care	11.6	11.2
Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Stocks 97.6%		Stocks and Equity Futures 96.4%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.3%		Short-Term Investments and Net Other Assets (Liabilities) 3.5%
* Foreign investments	7.5%	** Foreign investments	8.6%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.2%
Gentex Corp.	381,850	$ 6,575
Tenneco, Inc. (a)	322,984	9,867
		16,442
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	184,300	6,091
Life Time Fitness, Inc. (a)	225,501	10,123
Wyndham Worldwide Corp.	117,415	5,918
		22,132
Household Durables - 1.2%
Ethan Allen Interiors, Inc.	358,810	10,553
Skullcandy, Inc. (a)(d)	486,754	5,895
		16,448
Internet & Catalog Retail - 0.5%
HSN, Inc.	141,093	7,340
Media - 1.5%
Cinemark Holdings, Inc.	356,867	8,811
John Wiley & Sons, Inc. Class A	176,903	7,674
MDC Partners, Inc. Class A (sub. vtg.)	367,900	4,161
		20,646
Multiline Retail - 0.9%
Dollarama, Inc.	183,634	11,600
Specialty Retail - 5.0%
Ascena Retail Group, Inc. (a)	558,460	11,058
Conn's, Inc. (a)	346,427	8,775
DSW, Inc. Class A	164,502	10,296
Express, Inc. (a)	406,517	4,525
GameStop Corp. Class A (d)	339,800	7,758
Jos. A. Bank Clothiers, Inc. (a)	191,325	8,952
Shoe Carnival, Inc.	252,822	5,911
Signet Jewelers Ltd.	197,810	10,239
		67,514
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc. (a)	245,935	8,231
PVH Corp.	99,300	10,922
Steven Madden Ltd. (a)	244,338	10,487
		29,640
TOTAL CONSUMER DISCRETIONARY		191,762
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	48,417	$ 2,496
Fresh Market, Inc. (a)	100,414	5,694
Susser Holdings Corp. (a)	156,820	5,636
United Natural Foods, Inc. (a)	139,645	7,435
		21,261
Food Products - 1.3%
Calavo Growers, Inc.	160,073	3,779
Fresh Del Monte Produce, Inc.	199,593	5,024
Green Mountain Coffee Roasters, Inc. (a)(d)	125,203	3,025
Post Holdings, Inc. (a)	184,052	5,807
		17,635
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	79,753	3,628
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	149,416	7,049
TOTAL CONSUMER STAPLES		49,573
ENERGY - 6.2%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	159,600	7,629
Total Energy Services, Inc.	429,700	6,518
		14,147
Oil, Gas & Consumable Fuels - 5.1%
Atlas Pipeline Partners, LP	264,304	9,351
Berry Petroleum Co. Class A	241,400	9,296
Cloud Peak Energy, Inc. (a)	446,500	9,421
Energen Corp.	46,062	2,149
PDC Energy, Inc. (a)	352,201	10,661
Stone Energy Corp. (a)	363,900	8,584
Targa Resources Corp.	225,500	11,485
Western Refining, Inc.	347,340	8,638
		69,585
TOTAL ENERGY		83,732
FINANCIALS - 21.4%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	57,800	7,312
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	676,711	$ 8,412
Waddell & Reed Financial, Inc. Class A	381,159	12,704
		28,428
Commercial Banks - 7.2%
Associated Banc-Corp.	826,123	10,649
BancFirst Corp.	156,700	6,889
Bank of the Ozarks, Inc.	346,400	11,341
BBCN Bancorp, Inc.	836,786	9,983
Bridge Capital Holdings (a)	335,523	5,016
Cathay General Bancorp	367,236	6,496
City National Corp.	216,413	11,059
National Penn Bancshares, Inc.	1,500,298	13,398
PacWest Bancorp	416,975	9,382
UMB Financial Corp.	288,200	12,834
		97,047
Insurance - 3.3%
Allied World Assurance Co. Holdings Ltd.	156,400	12,559
Alterra Capital Holdings Ltd.	433,215	10,583
Amerisafe, Inc. (a)	417,800	10,967
ProAssurance Corp.	121,792	10,888
		44,997
Real Estate Investment Trusts - 8.0%
American Assets Trust, Inc.	486,000	13,205
Colonial Properties Trust (SBI)	670,753	14,508
DCT Industrial Trust, Inc.	1,941,500	12,523
Glimcher Realty Trust	1,370,840	14,627
Highwoods Properties, Inc. (SBI)	368,100	11,871
Home Properties, Inc.	212,392	12,911
National Retail Properties, Inc.	467,200	14,798
Ramco-Gershenson Properties Trust (SBI)	1,077,250	13,961
		108,404
Thrifts & Mortgage Finance - 0.8%
Washington Federal, Inc.	663,030	11,126
TOTAL FINANCIALS		290,002
HEALTH CARE - 11.5%
Biotechnology - 5.2%
Achillion Pharmaceuticals, Inc. (a)	517,654	4,887
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
ARIAD Pharmaceuticals, Inc. (a)	169,704	$ 3,657
BioMarin Pharmaceutical, Inc. (a)	80,856	2,995
Discovery Laboratories, Inc. (a)	1,024,176	2,468
Dynavax Technologies Corp. (a)	1,211,510	5,016
Infinity Pharmaceuticals, Inc. (a)(d)	199,867	4,475
Insmed, Inc. (a)	485,871	3,105
Isis Pharmaceuticals, Inc. (a)	431,728	3,734
Medivation, Inc. (a)	74,586	3,813
Merrimack Pharmaceuticals, Inc. (d)	497,634	3,075
Novavax, Inc. (a)	2,011,387	4,224
OncoGenex Pharmaceuticals, Inc. (a)	223,329	2,769
Pharmacyclics, Inc. (a)	62,252	3,802
Rigel Pharmaceuticals, Inc. (a)	323,900	2,886
Synageva BioPharma Corp. (a)	93,784	3,965
Targacept, Inc. (a)	628,317	2,564
Theravance, Inc. (a)	233,569	5,258
Threshold Pharmaceuticals, Inc. (a)	527,069	2,166
Tranzyme, Inc. (a)	492,471	2,088
XOMA Corp. (a)(d)	1,265,859	3,468
		70,415
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	296,222	7,874
Analogic Corp.	35,251	2,597
Cerus Corp. (a)(d)	1,295,355	4,029
Conceptus, Inc. (a)	245,736	4,630
ICU Medical, Inc. (a)	115,989	6,882
Natus Medical, Inc. (a)	239,290	2,704
Sirona Dental Systems, Inc. (a)	56,233	3,220
		31,936
Health Care Providers & Services - 1.6%
BioScrip, Inc. (a)	431,655	3,976
Corvel Corp. (a)	68,370	2,908
Humana, Inc.	55,228	4,102
Magellan Health Services, Inc. (a)	53,413	2,679
MEDNAX, Inc. (a)	62,355	4,301
Team Health Holdings, Inc. (a)	162,798	4,332
		22,298
Health Care Technology - 1.1%
Epocrates, Inc. (a)	512,834	5,016
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - continued
MedAssets, Inc. (a)	182,300	$ 3,232
Medidata Solutions, Inc. (a)	156,365	6,570
		14,818
Life Sciences Tools & Services - 0.3%
Luminex Corp. (a)	223,003	3,586
Pharmaceuticals - 1.0%
Biodelivery Sciences International, Inc. (a)(d)	713,623	3,647
ViroPharma, Inc. (a)	233,122	5,886
XenoPort, Inc. (a)	443,900	3,653
		13,186
TOTAL HEALTH CARE		156,239
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	80,193	4,594
Teledyne Technologies, Inc. (a)	208,342	13,340
		17,934
Air Freight & Logistics - 0.9%
Hub Group, Inc. Class A (a)	271,374	8,415
UTI Worldwide, Inc.	313,700	4,357
		12,772
Building Products - 1.2%
AAON, Inc.	320,950	6,734
Armstrong World Industries, Inc.	170,958	8,856
		15,590
Commercial Services & Supplies - 1.4%
Swisher Hygiene, Inc. (a)	986,560	1,314
Tetra Tech, Inc. (a)	351,081	9,107
United Stationers, Inc.	303,984	8,822
		19,243
Construction & Engineering - 1.2%
Foster Wheeler AG (a)	338,572	7,540
MasTec, Inc. (a)	355,590	8,022
		15,562
Electrical Equipment - 1.2%
General Cable Corp. (a)	354,490	10,114
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	391,447	$ 4,114
II-VI, Inc. (a)	155,975	2,575
		16,803
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	147,900	8,216
Machinery - 2.4%
Actuant Corp. Class A	328,821	9,286
Altra Holdings, Inc.	192,506	3,469
CLARCOR, Inc.	151,710	6,863
TriMas Corp. (a)	279,233	7,003
Wabtec Corp.	70,429	5,768
		32,389
Marine - 0.3%
DryShips, Inc. (a)(d)	1,597,097	3,546
Professional Services - 2.7%
Advisory Board Co. (a)	68,036	3,232
Equifax, Inc.	158,100	7,911
Manpower, Inc.	226,096	8,578
Stantec, Inc.	305,300	10,515
Towers Watson & Co.	115,500	6,204
		36,440
Road & Rail - 0.4%
Ryder System, Inc.	119,041	5,371
Trading Companies & Distributors - 1.4%
Kaman Corp.	231,400	8,608
Watsco, Inc.	152,923	10,452
		19,060
TOTAL INDUSTRIALS		202,926
INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 3.5%
Acme Packet, Inc. (a)	256,683	4,246
Brocade Communications Systems, Inc. (a)	1,533,577	8,128
Finisar Corp. (a)(d)	756,189	8,711
Ixia (a)	252,448	3,537
NETGEAR, Inc. (a)	173,714	6,169
Plantronics, Inc.	189,196	6,138
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	678,974	$ 6,803
Riverbed Technology, Inc. (a)	205,749	3,800
		47,532
Computers & Peripherals - 2.2%
NCR Corp. (a)	342,400	7,286
Quantum Corp. (a)	5,270,941	5,534
SanDisk Corp. (a)	125,240	5,230
Super Micro Computer, Inc. (a)	726,815	5,749
Synaptics, Inc. (a)	297,657	6,894
		30,693
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	138,613	4,883
Fabrinet (a)	646,861	6,229
InvenSense, Inc.	229,419	2,569
Vishay Intertechnology, Inc. (a)	429,400	3,555
		17,236
Internet Software & Services - 1.9%
Bankrate, Inc. (a)	752,450	8,074
Blucora, Inc. (a)	298,022	5,230
EarthLink, Inc.	218,280	1,384
QuinStreet, Inc. (a)	238,867	1,462
Stamps.com, Inc. (a)	187,409	5,157
Web.com Group, Inc. (a)	314,270	4,959
		26,266
IT Services - 2.4%
Euronet Worldwide, Inc. (a)	450,784	9,146
ExlService Holdings, Inc. (a)	338,648	10,038
HiSoft Technology International Ltd. ADR (a)	272,776	2,834
Sapient Corp. (a)	1,027,461	10,562
		32,580
Semiconductors & Semiconductor Equipment - 1.7%
Cirrus Logic, Inc. (a)	102,100	4,162
Entegris, Inc. (a)	737,577	6,056
Integrated Device Technology, Inc. (a)	702,562	3,822
RF Micro Devices, Inc. (a)	1,814,550	8,002
Spansion, Inc. Class A	50,765	563
		22,605
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.9%
BroadSoft, Inc. (a)	105,543	$ 4,034
Mentor Graphics Corp. (a)	272,268	4,226
Nuance Communications, Inc. (a)	545,455	12,142
Parametric Technology Corp. (a)	482,303	9,733
QLIK Technologies, Inc. (a)	217,200	3,999
Solera Holdings, Inc.	152,282	7,128
Synchronoss Technologies, Inc. (a)	217,756	4,462
Verint Systems, Inc. (a)	249,237	6,797
		52,521
TOTAL INFORMATION TECHNOLOGY		229,433
MATERIALS - 4.7%
Chemicals - 1.2%
Cabot Corp.	233,203	8,339
Kraton Performance Polymers, Inc. (a)	255,051	5,565
LyondellBasell Industries NV Class A	273	15
Zoltek Companies, Inc. (a)(d)	418,565	2,867
		16,786
Containers & Packaging - 1.1%
Aptargroup, Inc.	125,250	6,423
Rock-Tenn Co. Class A	117,190	8,577
		15,000
Metals & Mining - 2.4%
Carpenter Technology Corp.	170,232	8,275
Coeur d'Alene Mines Corp. (a)	310,000	9,582
Compass Minerals International, Inc.	130,500	10,290
HudBay Minerals, Inc.	480,700	4,462
		32,609
TOTAL MATERIALS		64,395
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Towerstream Corp. (a)(d)	549,375	1,934
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
Clearwire Corp. Class A (a)(d)	3,876,731	$ 7,753
NII Holdings, Inc. (a)	115,024	917
		8,670
TOTAL TELECOMMUNICATION SERVICES		10,604
UTILITIES - 3.3%
Electric Utilities - 2.3%
Cleco Corp.	198,700	8,574
Empire District Electric Co.	247,877	5,381
IDACORP, Inc.	150,807	6,744
PNM Resources, Inc.	256,249	5,678
UNS Energy Corp.	129,300	5,513
		31,890
Gas Utilities - 1.0%
Atmos Energy Corp.	171,863	6,182
Northwest Natural Gas Co.	156,789	7,295
		13,477
TOTAL UTILITIES		45,367
TOTAL COMMON STOCKS (Cost $1,304,684)		1,324,033
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (e) (Cost $1,617)	329,266	1,617
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.1% 11/23/12 to 12/20/12 (Cost $2,020)	$ 2,020	2,020
Money Market Funds - 4.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	30,663,237	$ 30,663
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	29,432,277	29,432
TOTAL MONEY MARKET FUNDS (Cost $60,095)		60,095
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,368,416)		1,387,765
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(30,616)
NET ASSETS - 100%		$ 1,357,149
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 75
Fidelity Securities Lending Cash Central Fund	1,741
Total	$ 1,816
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 191,762	$ 191,762	$ -	$ -
Consumer Staples	49,573	49,573	-	-
Energy	83,732	83,732	-	-
Financials	290,002	290,002	-	-
Health Care	157,856	156,239	-	1,617
Industrials	202,926	201,612	1,314	-
Information Technology	229,433	229,433	-	-
Materials	64,395	64,395	-	-
Telecommunication Services	10,604	10,604	-	-
Utilities	45,367	45,367	-	-
U.S. Government and Government Agency Obligations	2,020	-	2,020	-
Money Market Funds	60,095	60,095	-	-
Total Investments in Securities:	$ 1,387,765	$ 1,382,814	$ 3,334	$ 1,617

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $28,400) - See accompanying schedule: Unaffiliated issuers (cost $1,308,321)	$ 1,327,670
Fidelity Central Funds (cost $60,095)	60,095
Total Investments (cost $1,368,416)		$ 1,387,765
Receivable for investments sold		974
Receivable for fund shares sold		1,111
Dividends receivable		766
Distributions receivable from Fidelity Central Funds		303
Other receivables		34
Total assets		1,390,953

Liabilities
Payable to custodian bank	$ 146
Payable for investments purchased	868
Payable for fund shares redeemed	2,113
Accrued management fee	854
Distribution and service plan fees payable	3
Other affiliated payables	335
Other payables and accrued expenses	53
Collateral on securities loaned, at value	29,432
Total liabilities		33,804

Net Assets		$ 1,357,149
Net Assets consist of:
Paid in capital		$ 1,413,359
Undistributed net investment income		2,357
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(77,916)
Net unrealized appreciation (depreciation) on investments		19,349
Net Assets		$ 1,357,149

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,065 ÷ 209.492 shares)	$ 19.40

Maximum offering price per share (100/94.25 of $19.40)	$ 20.58
Class T: Net Asset Value and redemption price per share ($1,073 ÷ 56.039 shares)	$ 19.15

Maximum offering price per share (100/96.50 of $19.15)	$ 19.84
Class B: Net Asset Value and offering price per share ($225 ÷ 11.974 shares)A	$ 18.79

Class C: Net Asset Value and offering price per share ($1,504 ÷ 80.310 shares)A	$ 18.73

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,310,690 ÷ 66,697.735 shares)	$ 19.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($39,592 ÷ 2,007.705 shares)	$ 19.72

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Dividends		$ 17,656
Interest		5
Income from Fidelity Central Funds (including $1,741 from security lending)		1,816
Total income		19,477

Expenses
Management fee Basic fee	$ 9,397
Performance adjustment	2,351
Transfer agent fees	3,981
Distribution and service plan fees	35
Accounting and security lending fees	492
Custodian fees and expenses	96
Independent trustees' compensation	10
Registration fees	94
Audit	61
Legal	7
Miscellaneous	22
Total expenses before reductions	16,546
Expense reductions	(119)	16,427
Net investment income (loss)		3,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,743
Foreign currency transactions	2
Futures contracts	1,724
Total net realized gain (loss)		190,469
Change in net unrealized appreciation (depreciation) on: Investment securities		(49,052)
Net gain (loss)		141,417
Net increase (decrease) in net assets resulting from operations		$ 144,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,050	$ 5,290
Net realized gain (loss)	190,469	249,381
Change in net unrealized appreciation (depreciation)	(49,052)	(126,104)
Net increase (decrease) in net assets resulting from operations	144,467	128,567
Distributions to shareholders from net investment income	-	(9,149)
Share transactions - net increase (decrease)	(502,681)	183,503
Redemption fees	299	776
Total increase (decrease) in net assets	(357,915)	303,697

Net Assets
Beginning of period	1,715,064	1,411,367
End of period (including undistributed net investment income of $2,357 and undistributed net investment income of $0, respectively)	$ 1,357,149	$ 1,715,064

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Income from Investment Operations
Net investment income (loss) C	(.02)	- G, J	(.01) H	- J	(.04)
Net realized and unrealized gain (loss)	1.55	1.73	3.68	1.31	(10.77)
Total from investment operations	1.53	1.73	3.67	1.31	(10.81)
Distributions from net investment income	-	(.07)	- J	(.02)	-
Distributions from net realized gain	-	-	-	-	(2.74)
Total distributions	-	(.07)	- J	(.02)	(2.74)
Redemption fees added to paid in capital C	- J	.01	- J	- J	- J
Net asset value, end of period	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Total Return A, B	8.56%	10.71%	29.32%	11.69%	(48.52)%
Ratios to Average Net Assets D, I
Expenses before reductions	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of fee waivers, if any	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of all reductions	1.36%	1.14%	.99%	1.01%	1.23%
Net investment income (loss)	(.10)%	-% F, G	(.07)% H	(.03)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 3	$ 3	$ 2
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21) %.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16) %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Income from Investment Operations
Net investment income (loss)C	(.07)	(.05) F	(.05) G	(.03)	(.08)
Net realized and unrealized gain (loss)	1.54	1.70	3.67	1.30	(10.76)
Total from investment operations	1.47	1.65	3.62	1.27	(10.84)
Distributions from net investment income	-	(.05)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(2.71)
Total distributions	-	(.05)	-	(.01)	(2.71)
Redemption fees added to paid in capital C	- I	.01	- I	- I	- I
Net asset value, end of period	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Total Return A, B	8.31%	10.34%	29.08%	11.42%	(48.70)%
Ratios to Average Net Assets D, H
Expenses before reductions	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of fee waivers, if any	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of all reductions	1.63%	1.41%	1.26%	1.29%	1.49%
Net investment income (loss)	(.37)%	(.27)% F	(.33)% G	(.31)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,073	$ 1,539	$ 723	$ 550	$ 409
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48) %.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43) %.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Income from Investment Operations
Net investment income (loss) C	(.16)	(.14)F	(.12)G	(.08)	(.17)
Net realized and unrealized gain (loss)	1.52	1.69	3.63	1.30	(10.73)
Total from investment operations	1.36	1.55	3.51	1.22	(10.90)
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(2.64)
Total distributions	-	-	-	(.01)	(2.64)
Redemption fees added to paid in capital C	- I	.01	- I	- I	- I
Net asset value, end of period	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Total Return A, B	7.80%	9.83%	28.40%	10.92%	(48.94)%
Ratios to Average Net Assets D, H
Expenses before reductions	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of fee waivers, if any	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of all reductions	2.11%	1.90%	1.75%	1.75%	1.99%
Net investment income (loss)	(.85)%	(.76)% F	(.82)% G	(.78)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225	$ 246	$ 220	$ 219	$ 199
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92) %.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Income from Investment Operations
Net investment income (loss)C	(.16)	(.14)F	(.12)G	(.09)	(.17)
Net realized and unrealized gain (loss)	1.51	1.69	3.61	1.31	(10.72)
Total from investment operations	1.35	1.55	3.49	1.22	(10.89)
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	(2.70)
Total distributions	-	-	-	(.01)	(2.70)
Redemption fees added to paid in capitalC	- I	.01	- I	- I	- I
Net asset value, end of period	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Total Return A, B	7.77%	9.86%	28.30%	10.96%	(48.95)%
Ratios to Average Net Assets D, H
Expenses before reductions	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of fee waivers, if any	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of all reductions	2.11%	1.89%	1.74%	1.75%	1.99%
Net investment income (loss)	(.85)%	(.76)% F	(.81)%G	(.77)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,504	$ 1,370	$ 820	$ 428	$ 183
Portfolio turnover rate E	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96) %.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91) %.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Stock Selector Small Cap

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81
Income from Investment Operations
Net investment income (loss) B	.04	.05 E	.03 F	.02	.01
Net realized and unrealized gain (loss)	1.56	1.74	3.72	1.33	(10.82)
Total from investment operations	1.60	1.79	3.75	1.35	(10.81)
Distributions from net investment income	-	(.10)	(.01)	(.02)	-
Distributions from net realized gain	-	-	-	-	(2.72)
Total distributions	-	(.10)	(.01)	(.02)	(2.72)
Redemption fees added to paid in capital B	- H	.01	-H	-H	-H
Net asset value, end of period	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Total Return A	8.86%	11.03%	29.75%	12.05%	(48.42)%
Ratios to Average Net Assets C, G
Expenses before reductions	1.07%	.85%	.73%	.77%	.95%
Expenses net of fee waivers, if any	1.07%	.85%	.73%	.77%	.95%
Expenses net of all reductions	1.06%	.85%	.72%	.75%	.94%
Net investment income (loss)	.20%	.29% E	.21% F	.22%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,311	$ 1,698	$ 1,406	$ 1,379	$ 1,292
Portfolio turnover rate D	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Income from Investment Operations
Net investment income (loss)B	.04	.05 E	.05 F	.04	.02
Net realized and unrealized gain (loss)	1.61	1.74	3.72	1.32	(10.82)
Total from investment operations	1.65	1.79	3.77	1.36	(10.80)
Distributions from net investment income	-	(.12)	(.01)	(.02)	-
Distributions from net realized gain	-	-	-	-	(2.73)
Total distributions	-	(.12)	(.01)	(.02)	(2.73)
Redemption fees added to paid in capitalB	- H	.01	- H	- H	- H
Net asset value, end of period	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Total ReturnA	9.13%	10.99%	29.89%	12.14%	(48.36)%
Ratios to Average Net AssetsC, G
Expenses before reductions	1.06%	.86%	.63%	.63%	.84%
Expenses net of fee waivers, if any	1.06%	.86%	.63%	.63%	.84%
Expenses net of all reductions	1.05%	.85%	.62%	.62%	.84%
Net investment income (loss)	.21%	.29% E	.31% F	.36%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,592	$ 10,038	$ 680	$ 413	$ 376
Portfolio turnover rate D	61%	73%	138%	135%	101%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

F Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

1. Organization.

Fidelity Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 154,058,681
Gross unrealized depreciation	(136,833,244)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,225,437

Tax Cost	$ 1,370,539,922

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 3,697,958
Capital loss carryforward	$ (76,149,147)
Net unrealized appreciation (depreciation)	$ 17,225,437

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (76,149,147)

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ -	$ 9,148,743

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 90 days were subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $1,723,827 related to its investment in futures contracts. This amount is included in the Statement of Operations.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $903,468,768 and $1,372,717,175, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,017	$ 245
Class T	.25%	.25%	6,128	85
Class B	.75%	.25%	2,378	1,788
Class C	.75%	.25%	15,565	4,522
			$ 35,088	$ 6,640

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,402
Class T	533
Class B*	1,000
Class C*	391
$ 4,326

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 13,391.30
Class T	3,934.32
Class B	724.30
Class C	4,734.30
Stock Selector Small Cap	3,907,429.26
Institutional Class	51,268.25
	$ 3,981,480

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $65,259 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,767,000.38%		$ 103

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,349 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $72,600. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $38,761 from securities loaned to FCM.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $118,757 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Class A	$ -	$ 15,209
Class T	-	2,838
Stock Selector Small Cap	-	9,104,153
Institutional Class	-	26,543
Total	$ -	$ 9,148,743

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Class A
Shares sold	67,380	141,619	$ 1,259,708	$ 2,551,365
Reinvestment of distributions	-	794	-	14,554
Shares redeemed	(98,140)	(107,880)	(1,883,409)	(1,998,562)
Net increase (decrease)	(30,760)	34,533	$ (623,701)	$ 567,357
Class T
Shares sold	21,703	81,238	$ 403,605	$ 1,558,596
Reinvestment of distributions	-	154	-	2,831
Shares redeemed	(52,662)	(39,400)	(988,816)	(704,438)
Net increase (decrease)	(30,959)	41,992	$ (585,211)	$ 856,989
Class B
Shares sold	475	5,592	$ 8,561	$ 102,797
Shares redeemed	(2,588)	(5,365)	(48,635)	(93,413)
Net increase (decrease)	(2,113)	227	$ (40,074)	$ 9,384
Class C
Shares sold	22,125	52,816	$ 401,995	$ 972,098
Shares redeemed	(20,647)	(25,832)	(381,653)	(467,301)
Net increase (decrease)	1,478	26,984	$ 20,342	$ 504,797

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Stock Selector Small Cap
Shares sold	9,673,161	42,956,006	$ 183,426,126	$ 812,040,324
Reinvestment of distributions	-	490,501	-	8,965,215
Shares redeemed	(37,048,256)	(35,360,001)	(710,455,997)	(648,464,613)
Net increase (decrease)	(27,375,095)	8,086,506	$ (527,029,871)	$ 172,540,926
Institutional Class
Shares sold	2,802,215	1,267,453	$ 52,718,967	$ 24,122,964
Reinvestment of distributions	-	1,209	-	22,526
Shares redeemed	(1,350,009)	(754,664)	(27,142,424)	(15,119,704)
Net increase (decrease)	1,452,206	513,998	$ 25,576,543	$ 9,025,786

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector Small Cap Fund (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Stock Selector Small Cap Fund as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Stock Selector Small Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/10/12	12/07/12	$0.126	$0.007

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on three-year performance), respectively. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Stock Selector Small Cap Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one-year period, the first quartile for the three-year period, and the third quartile for the five-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there were changes in the fund's portfolio management in April 2012, February 2012, and December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 5% means that 95% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Stock Selector Small Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2011 and the total expense ratio of Class T ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASCSI-UANN-1212
1.843142.105

Fidelity®

Value

Fund

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Value Fund	15.99%	-1.15%	8.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Fund, a class of the fund, on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow and the S&P® achieving their best marks since 2007, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Matthew Friedman, Lead Portfolio Manager of Fidelity® Value Fund: For the year, the fund's Retail Class shares returned 15.99%, compared with 14.99% for the Russell Midcap® Value Index. The fund's relative performance was largely driven by favorable stock picking in the materials and consumer discretionary sectors. Sempra Energy in utilities was the fund's top individual contributor, while regional banking firms Wells Fargo and U.S. Bancorp further boosted returns, despite financials' overall drag on results. Canadian oil and gas entity Nexen and specialty chemicals manufacturer Solutia were among several beneficiaries of buyout activity. Weak stock picking in the financials sector was the biggest detractor, including stakes in Brazil's Itau Unibanco Holdings and Knight Capital Group, along with missing out on strong-performing index component Discover Financial Services. Results from the telecommunication services and information technology sectors also were disappointing, including the biggest individual detractor, Latin American wireless provider NII Holdings, and personal computer/printer manufacturer Hewlett-Packard. A number of these stocks were not in the index, and I sold some prior to period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Value	.55%
Actual		$ 1,000.00	$ 1,032.60	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80
Class K	.42%
Actual		$ 1,000.00	$ 1,033.40	$ 2.15
HypotheticalA		$ 1,000.00	$ 1,023.03	$ 2.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.8	2.5
Berkshire Hathaway, Inc. Class B	1.6	1.6
Edison International	1.4	1.8
Northeast Utilities	1.4	1.1
U.S. Bancorp	1.1	1.3
ITC Holdings Corp.	1.1	0.0
Wells Fargo & Co.	1.0	1.7
Ventas, Inc.	0.9	0.7
CIT Group, Inc.	0.9	0.9
AECOM Technology Corp.	0.9	0.1
	12.1
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.0	28.6
Industrials	12.3	11.6
Information Technology	10.6	9.2
Consumer Discretionary	10.6	11.1
Utilities	8.9	11.3
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Stocks and Equity Futures 98.1%		Stocks and Equity Futures 97.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	16.1%	** Foreign investments	16.8%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.0%
Delphi Automotive PLC	1,312,555	$ 41,267
Tenneco, Inc. (a)	637,563	19,478
		60,745
Automobiles - 0.3%
Harley-Davidson, Inc.	392,496	18,353
Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes SA	1,005,500	17,624
DeVry, Inc.	567,998	14,916
H&R Block, Inc.	1,056,338	18,697
		51,237
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. unit	375,574	14,227
Penn National Gaming, Inc. (a)	497,237	20,103
Sonic Corp. (a)	1,536,421	15,318
		49,648
Household Durables - 0.9%
Harman International Industries, Inc.	258,731	10,849
Jarden Corp.	586,729	29,219
Whirlpool Corp.	186,395	18,207
		58,275
Internet & Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	1,870,503	37,410
Leisure Equipment & Products - 0.2%
Brunswick Corp.	546,055	12,881
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	843,988	14,702
DreamWorks Animation SKG, Inc. Class A (a)(d)	718,007	14,626
Kabel Deutschland Holding AG	106,600	7,681
Liberty Media Corp. Series A (a)	149,899	8,531
McGraw-Hill Companies, Inc.	216,537	11,970
Time Warner, Inc.	317,400	13,791
Valassis Communications, Inc. (a)(d)	471,351	12,265
		83,566
Multiline Retail - 0.1%
PPR SA	47,400	8,334
Specialty Retail - 4.3%
Abercrombie & Fitch Co. Class A	351,983	10,764
Advance Auto Parts, Inc.	241,917	17,162
Ascena Retail Group, Inc. (a)	2,244,907	44,449
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	83,400	$ 4,811
Best Buy Co., Inc.	1,711,778	26,036
Chico's FAS, Inc.	924,880	17,203
Express, Inc. (a)	1,019,872	11,351
Guess?, Inc.	893,647	22,145
Jos. A. Bank Clothiers, Inc. (a)	303,858	14,218
Lowe's Companies, Inc.	1,122,100	36,334
OfficeMax, Inc.	1,484,804	10,913
Signet Jewelers Ltd.	281,867	14,589
Staples, Inc.	2,260,456	26,029
WH Smith PLC (d)	1,488,188	14,914
		270,918
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	504,600	17,183
TOTAL CONSUMER DISCRETIONARY		668,550
CONSUMER STAPLES - 5.2%
Beverages - 1.5%
Britvic PLC	1,746,258	10,122
Cott Corp.	1,134,000	8,663
Dr Pepper Snapple Group, Inc.	649,252	27,820
Molson Coors Brewing Co. Class B	864,875	37,311
Treasury Wine Estates Ltd.	2,289,505	11,741
		95,657
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	525,420	24,379
Kroger Co.	430,804	10,865
Walgreen Co.	285,914	10,073
		45,317
Food Products - 2.1%
Bunge Ltd.	307,846	21,866
ConAgra Foods, Inc.	940,460	26,182
Danone SA	270,000	16,597
Dean Foods Co. (a)	501,594	8,447
Ingredion, Inc.	229,123	14,082
The J.M. Smucker Co.	513,953	44,015
		131,189
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.5%
Reckitt Benckiser Group PLC	544,727	$ 32,964
Tobacco - 0.4%
Lorillard, Inc.	225,733	26,187
TOTAL CONSUMER STAPLES		331,314
ENERGY - 8.6%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	921,480	46,664
Dresser-Rand Group, Inc. (a)	203,400	10,481
Fugro NV (Certificaten Van Aandelen) unit	271,300	18,342
Halliburton Co.	533,715	17,234
National Oilwell Varco, Inc.	342,731	25,259
Oil States International, Inc. (a)	134,627	9,841
Patterson-UTI Energy, Inc.	1,192,190	19,290
Rowan Companies PLC (a)	1,168,275	37,046
		184,157
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	525,590	36,166
BPZ Energy, Inc. (a)	2,283,600	6,577
Chesapeake Energy Corp. (d)	904,810	18,331
Cloud Peak Energy, Inc. (a)	786,874	16,603
Energen Corp.	961,744	44,865
EQT Corp.	487,340	29,547
Exxon Mobil Corp.	142,300	12,973
HollyFrontier Corp.	1,081,869	41,793
Marathon Petroleum Corp.	416,900	22,900
Noble Energy, Inc.	232,400	22,080
Northern Oil & Gas, Inc. (a)	424,800	6,440
Phillips 66	525,427	24,779
The Williams Companies, Inc.	1,222,308	42,769
World Fuel Services Corp.	439,620	15,255
WPX Energy, Inc.	1,326,360	22,469
		363,547
TOTAL ENERGY		547,704
FINANCIALS - 27.0%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	357,570	20,871
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Ashmore Group PLC	1,830,400	$ 10,743
Bank of New York Mellon Corp.	308,504	7,623
Fortress Investment Group LLC	2,538,300	10,965
Goldman Sachs Group, Inc.	124,747	15,268
Invesco Ltd.	1,882,421	45,780
Morgan Stanley	1,501,747	26,100
State Street Corp.	1,152,995	51,389
TD Ameritrade Holding Corp.	397,764	6,241
The Blackstone Group LP	1,268,496	19,484
		214,464
Commercial Banks - 4.8%
Bank of Ireland (a)	140,863,526	16,806
CIT Group, Inc. (a)	1,488,503	55,402
Comerica, Inc.	68,899	2,054
DnB NOR ASA	1,327,495	16,578
First Citizen Bancshares, Inc.	82,945	13,997
Heritage Financial Corp., Washington	74,295	1,027
Itau Unibanco Holdings SA sponsored ADR	2,732,075	39,834
PNC Financial Services Group, Inc.	459,155	26,718
U.S. Bancorp	2,158,512	71,684
Wells Fargo & Co.	1,822,328	61,394
		305,494
Consumer Finance - 1.1%
Capital One Financial Corp.	359,700	21,643
SLM Corp.	2,646,276	46,522
		68,165
Diversified Financial Services - 1.6%
Deutsche Boerse AG	269,500	14,587
JPMorgan Chase & Co.	1,083,721	45,169
Moody's Corp.	411,797	19,832
The NASDAQ Stock Market, Inc.	897,115	21,360
		100,948
Insurance - 8.6%
AFLAC, Inc.	978,872	48,728
Aon PLC	625,428	33,742
Berkshire Hathaway, Inc. Class B (a)	1,199,334	103,562
Brasil Insurance Participacoes e Administracao SA	1,158,100	10,229
Fairfax Financial Holdings Ltd. (sub. vtg.)	148,061	54,927
First American Financial Corp.	194,886	4,434
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Greenlight Capital Re, Ltd. (a)	396,456	$ 10,129
Hanover Insurance Group, Inc.	9,900	357
Hartford Financial Services Group, Inc.	1,071,642	23,265
Jardine Lloyd Thompson Group PLC	743,607	8,922
MetLife, Inc.	924,164	32,799
Montpelier Re Holdings Ltd.	183,300	4,192
Old Republic International Corp.	4,056,721	40,080
Progressive Corp.	307,400	6,855
Prudential Financial, Inc.	395,522	22,565
Reinsurance Group of America, Inc.	444,618	23,529
StanCorp Financial Group, Inc.	602,975	20,712
The Chubb Corp.	9,900	762
The Travelers Companies, Inc.	9,900	702
Torchmark Corp.	673,101	34,052
Unum Group	1,040,504	21,101
Validus Holdings Ltd.	1,088,538	38,970
		544,614
Real Estate Investment Trusts - 4.4%
American Campus Communities, Inc.	49,600	2,247
American Realty Capital Trust, Inc.	475,765	5,362
American Tower Corp.	534,391	40,234
Boston Properties, Inc.	177,252	18,842
Corporate Office Properties Trust (SBI)	249,000	6,213
Douglas Emmett, Inc.	902,617	21,166
Equity Lifestyle Properties, Inc.	265,919	17,904
HCP, Inc.	94,127	4,170
Health Care REIT, Inc.	69,389	4,124
MFA Financial, Inc.	1,565,592	12,791
Prologis, Inc.	956,578	32,801
Public Storage	49,274	6,831
SL Green Realty Corp.	314,473	23,680
Ventas, Inc.	930,455	58,870
Weyerhaeuser Co.	908,804	25,165
		280,400
Real Estate Management & Development - 2.8%
Brookfield Asset Management, Inc. Class A (d)	130,400	4,489
CBRE Group, Inc. (a)	1,745,341	31,451
Forest City Enterprises, Inc. Class A (a)	2,520,873	40,460
Forestar Group, Inc. (a)	1,410,019	22,574
Jones Lang LaSalle, Inc.	39,599	3,078
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Kennedy-Wilson Holdings, Inc.	5,048,749	$ 71,692
		173,744
Thrifts & Mortgage Finance - 0.3%
People's United Financial, Inc.	1,774,435	21,346
TOTAL FINANCIALS		1,709,175
HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)	127,415	2,446
Boston Scientific Corp. (a)	4,783,984	24,590
CareFusion Corp. (a)	1,030,596	27,373
Hologic, Inc. (a)	554,955	11,443
St. Jude Medical, Inc.	88,900	3,401
Stryker Corp.	349,541	18,386
Teleflex, Inc.	87,758	5,963
The Cooper Companies, Inc.	65,224	6,260
Zimmer Holdings, Inc.	630,122	40,460
		140,322
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	148,600	3,486
CIGNA Corp.	578,225	29,489
Emeritus Corp. (a)	1,387,733	31,155
Health Net, Inc. (a)	214,796	4,622
Humana, Inc.	276,476	20,534
McKesson Corp.	239,504	22,348
MEDNAX, Inc. (a)	299,157	20,636
Quest Diagnostics, Inc.	148,300	8,560
UnitedHealth Group, Inc.	270,898	15,170
Universal Health Services, Inc. Class B	677,790	28,054
		184,054
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	102,000	1,318
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	501,232	24,515
PerkinElmer, Inc.	148,700	4,599
		29,114
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.3%
AVANIR Pharmaceuticals Class A (a)(d)	2,129,558	$ 6,091
Elan Corp. PLC sponsored ADR (a)	1,327,500	14,337
Endo Pharmaceuticals Holdings, Inc. (a)	527,240	15,111
Forest Laboratories, Inc. (a)	325,700	10,979
Hospira, Inc. (a)	146,100	4,484
Impax Laboratories, Inc. (a)	508,194	10,799
ViroPharma, Inc. (a)	87,236	2,203
Warner Chilcott PLC	643,690	7,454
Watson Pharmaceuticals, Inc. (a)	135,600	11,655
		83,113
TOTAL HEALTH CARE		437,921
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.5%
DigitalGlobe, Inc. (a)(d)	635,073	16,474
Esterline Technologies Corp. (a)	224,477	12,973
General Dynamics Corp.	268,420	18,274
Meggitt PLC	2,073,434	12,916
Rockwell Collins, Inc.	174,809	9,366
Textron, Inc.	907,345	22,874
		92,877
Building Products - 0.8%
Owens Corning (a)	1,461,648	49,097
Commercial Services & Supplies - 2.1%
Corrections Corp. of America	563,119	18,949
Interface, Inc.	951,164	13,611
Intrum Justitia AB	871,887	12,619
Quad/Graphics, Inc.	698,972	12,812
Republic Services, Inc.	595,834	16,892
Sykes Enterprises, Inc. (a)	808,954	11,018
The Geo Group, Inc.	1,627,548	45,116
		131,017
Construction & Engineering - 1.6%
AECOM Technology Corp. (a)	2,577,968	55,349
Foster Wheeler AG (a)	1,452,830	32,355
MasTec, Inc. (a)	507,002	11,438
		99,142
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	149,350	$ 12,504
Prysmian SpA	683,300	13,143
		25,647
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	397,810	22,098
Koninklijke Philips Electronics NV	426,534	10,683
Orkla ASA (A Shares)	1,021,800	8,083
		40,864
Machinery - 3.2%
Cummins, Inc.	192,600	18,024
Fiat Industrial SpA	1,082,794	11,726
GEA Group AG	313,234	9,780
Harsco Corp.	826,620	16,524
Ingersoll-Rand PLC	400,092	18,816
ITT Corp.	581,425	12,094
Oshkosh Truck Corp. (a)	860,552	25,799
PACCAR, Inc.	239,567	10,383
Parker Hannifin Corp.	127,404	10,022
Snap-On, Inc.	187,714	14,516
Stanley Black & Decker, Inc.	790,502	54,782
		202,466
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(d)(e)	3,001,747	4,563
Professional Services - 1.1%
FTI Consulting, Inc. (a)	320,852	8,329
Manpower, Inc.	580,185	22,012
Towers Watson & Co.	784,764	42,150
		72,491
Road & Rail - 0.5%
Con-way, Inc.	402,475	11,716
Quality Distribution, Inc. (a)(e)	1,634,287	14,055
Vitran Corp., Inc. (a)(e)	1,639,888	8,577
		34,348
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	909,268	$ 11,329
WESCO International, Inc. (a)	238,832	15,495
		26,824
TOTAL INDUSTRIALS		779,336
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.9%
Cisco Systems, Inc.	763,461	13,086
Motorola Solutions, Inc.	263,240	13,604
Polycom, Inc. (a)	1,596,891	16,001
ViaSat, Inc. (a)	350,321	13,606
		56,297
Computers & Peripherals - 0.6%
Electronics for Imaging, Inc. (a)	607,448	10,545
Hewlett-Packard Co.	1,442,742	19,982
Lexmark International, Inc. Class A	394,800	8,393
		38,920
Electronic Equipment & Components - 2.7%
Aeroflex Holding Corp. (a)	1,197,731	7,618
Arrow Electronics, Inc. (a)	635,225	22,379
Benchmark Electronics, Inc. (a)	497,930	7,379
Corning, Inc.	942,420	11,073
Flextronics International Ltd. (a)	7,686,041	44,348
Jabil Circuit, Inc.	2,439,789	42,306
TE Connectivity Ltd.	576,584	18,554
TTM Technologies, Inc. (a)	1,753,400	15,781
		169,438
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	616,500	10,363
IT Services - 1.5%
Amdocs Ltd.	658,463	21,775
Fidelity National Information Services, Inc.	488,595	16,060
Fiserv, Inc. (a)	255,903	19,177
Global Payments, Inc.	337,368	14,422
Sapient Corp. (a)	915,914	9,416
Unisys Corp. (a)	696,922	11,883
		92,733
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp.	3,439,789	$ 22,152
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	288,725	15,871
Broadcom Corp. Class A	533,662	16,829
Entegris, Inc. (a)	1,383,824	11,361
Freescale Semiconductor Holdings I Ltd. (a)(d)	2,887,502	25,814
Intersil Corp. Class A	3,250,292	22,915
Marvell Technology Group Ltd.	2,450,132	19,332
NXP Semiconductors NV (a)	637,900	15,475
ON Semiconductor Corp. (a)	3,317,582	20,403
PMC-Sierra, Inc. (a)	1,655,360	7,747
		155,747
Software - 2.0%
Autodesk, Inc. (a)	228,239	7,267
BMC Software, Inc. (a)	221,737	9,025
Check Point Software Technologies Ltd. (a)	249,500	11,110
Comverse Technology, Inc. (a)	2,327,195	15,336
Constellation Software, Inc.	69,400	7,960
Electronic Arts, Inc. (a)	1,210,892	14,955
JDA Software Group, Inc. (a)	674,285	25,717
Oracle Corp.	570,503	17,714
Symantec Corp. (a)	825,866	15,023
		124,107
TOTAL INFORMATION TECHNOLOGY		669,757
MATERIALS - 6.2%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	280,867	21,776
Albemarle Corp.	311,486	17,166
Ashland, Inc.	649,855	46,237
Cytec Industries, Inc.	293,800	20,219
Eastman Chemical Co.	559,695	33,156
LyondellBasell Industries NV Class A	335,020	17,887
Methanex Corp.	392,108	11,754
Mexichem SAB de CV	1,678,900	8,320
W.R. Grace & Co. (a)	110,219	7,072
Westlake Chemical Corp.	240,564	18,297
		201,884
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 1.5%
Ball Corp.	611,682	$ 26,198
Rock-Tenn Co. Class A	705,834	51,660
Sonoco Products Co.	458,178	14,263
		92,121
Metals & Mining - 1.5%
Coeur d'Alene Mines Corp. (a)	288,200	8,908
First Quantum Minerals Ltd.	937,100	21,064
Gem Diamonds Ltd. (a)	2,582,367	7,032
Reliance Steel & Aluminum Co.	904,270	49,138
SunCoke Energy, Inc. (a)	741,477	11,916
		98,058
TOTAL MATERIALS		392,063
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	57,491	2,207
Frontier Communications Corp. (d)	2,166,104	10,224
		12,431
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)(d)	3,022,115	24,086
Sprint Nextel Corp. (a)	2,652,304	14,694
		38,780
TOTAL TELECOMMUNICATION SERVICES		51,211
UTILITIES - 8.9%
Electric Utilities - 5.5%
Edison International	1,934,770	90,818
ITC Holdings Corp.	895,512	71,301
NextEra Energy, Inc.	307,893	21,571
Northeast Utilities	2,270,479	89,230
OGE Energy Corp.	543,651	31,303
Pinnacle West Capital Corp.	451,913	23,938
PNM Resources, Inc.	943,392	20,906
		349,067
Gas Utilities - 0.3%
ONEOK, Inc.	364,574	17,244
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.0%
Calpine Corp. (a)	920,860	$ 16,207
The AES Corp.	4,559,203	47,644
		63,851
Multi-Utilities - 2.1%
PG&E Corp.	448,769	19,082
Sempra Energy	1,623,397	113,238
		132,320
TOTAL UTILITIES		562,482
TOTAL COMMON STOCKS (Cost $6,187,814)		6,149,513
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.11% 11/23/12 to 1/24/13 (f) (Cost $3,080)	$ 3,080	3,080
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	189,262,510	189,263
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	59,630,645	59,631
TOTAL MONEY MARKET FUNDS (Cost $248,894)		248,894
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,439,788)		6,401,487
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(65,883)
NET ASSETS - 100%		$ 6,335,604
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
640 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	$ 62,598	$ (209)

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,065,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 240
Fidelity Securities Lending Cash Central Fund	1,130
Total	$ 1,370
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pinnacle Airlines Corp.	$ 4,948	$ -	$ 302	$ -	$ -
Quality Distribution, Inc.	16,056	3,500	1,627	-	14,055
Ultrapetrol (Bahamas) Ltd.	3,216	3,646	-	-	4,563
Vitran Corp., Inc.	7,920	33	-	-	8,577
Total	$ 32,140	$ 7,179	$ 1,929	$ -	$ 27,195
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 668,550	$ 668,550	$ -	$ -
Consumer Staples	331,314	331,314	-	-
Energy	547,704	547,704	-	-
Financials	1,709,175	1,692,369	16,806	-
Health Care	437,921	437,921	-	-
Industrials	779,336	768,653	10,683	-
Information Technology	669,757	669,757	-	-
Materials	392,063	392,063	-	-
Telecommunication Services	51,211	51,211	-	-
Utilities	562,482	562,482	-	-
U.S. Government and Government Agency Obligations	3,080	-	3,080	-
Money Market Funds	248,894	248,894	-	-
Total Investments in Securities:	$ 6,401,487	$ 6,370,918	$ 30,569	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (209)	$ (209)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (209)
Total Value of Derivatives	$ -	$ (209)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.9%
Bermuda	2.7%
United Kingdom	2.5%
Canada	2.1%
Netherlands	1.4%
Brazil	1.1%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $57,528) - See accompanying schedule: Unaffiliated issuers (cost $6,155,423)	$ 6,125,398
Fidelity Central Funds (cost $248,894)	248,894
Other affiliated issuers (cost $35,471)	27,195
Total Investments (cost $6,439,788)		$ 6,401,487
Cash		3
Receivable for investments sold		52,088
Receivable for fund shares sold		2,776
Dividends receivable		2,731
Distributions receivable from Fidelity Central Funds		93
Receivable for daily variation margin on futures contracts		339
Other receivables		475
Total assets		6,459,992

Liabilities
Payable for investments purchased	$ 44,340
Payable for fund shares redeemed	16,927
Accrued management fee	1,996
Other affiliated payables	1,025
Other payables and accrued expenses	469
Collateral on securities loaned, at value	59,631
Total liabilities		124,388

Net Assets		$ 6,335,604
Net Assets consist of:
Paid in capital		$ 8,519,381
Undistributed net investment income		44,796
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,190,066)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(38,507)
Net Assets		$ 6,335,604

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012

Value: Net Asset Value, offering price and redemption price per share ($5,571,022 ÷ 75,140 shares)	$ 74.14

Class K: Net Asset Value, offering price and redemption price per share ($764,582 ÷ 10,294 shares)	$ 74.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Dividends		$ 111,107
Interest		4
Income from Fidelity Central Funds		1,370
Total income		112,481

Expenses
Management fee Basic fee	$ 35,859
Performance adjustment	(6,434)
Transfer agent fees	11,668
Accounting and security lending fees	1,153
Custodian fees and expenses	250
Independent trustees' compensation	43
Appreciation in deferred trustee compensation account	1
Registration fees	97
Audit	86
Legal	27
Miscellaneous	70
Total expenses before reductions	42,820
Expense reductions	(310)	42,510
Net investment income (loss)		69,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	273,852
Other affiliated issuers	(9,159)
Investments not meeting investment restrictions	34
Payment from investment advisor for loss on investment not meeting investment restrictions	24
Foreign currency transactions	(459)
Futures contracts	226
Total net realized gain (loss)		264,518
Change in net unrealized appreciation (depreciation) on: Investment securities	621,331
Assets and liabilities in foreign currencies	(19)
Futures contracts	882
Total change in net unrealized appreciation (depreciation)		622,194
Net gain (loss)		886,712
Net increase (decrease) in net assets resulting from operations		$ 956,683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,971	$ 71,043
Net realized gain (loss)	264,518	852,091
Change in net unrealized appreciation (depreciation)	622,194	(642,684)
Net increase (decrease) in net assets resulting from operations	956,683	280,450
Distributions to shareholders from net investment income	(59,276)	(112,001)
Distributions to shareholders from net realized gain	(2,930)	(2,508)
Total distributions	(62,206)	(114,509)
Share transactions - net increase (decrease)	(1,203,854)	(1,667,982)
Total increase (decrease) in net assets	(309,377)	(1,502,041)

Net Assets
Beginning of period	6,644,981	8,147,022
End of period (including undistributed net investment income of $44,796 and undistributed net investment income of $38,674, respectively)	$ 6,335,604	$ 6,644,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Value

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 64.53	$ 64.09	$ 51.82	$ 43.78	$ 89.60
Income from Investment Operations
Net investment income (loss) B	.74	.59	.66 E	.59	.75
Net realized and unrealized gain (loss)	9.48	.75	12.09	7.69	(38.92)
Total from investment operations	10.22	1.34	12.75	8.28	(38.17)
Distributions from net investment income	(.58)	(.88)	(.48)	(.24)	(.56)
Distributions from net realized gain	(.03)	(.02)	-	-	(7.09)
Total distributions	(.61)	(.90)	(.48)	(.24)	(7.65)
Net asset value, end of period	$ 74.14	$ 64.53	$ 64.09	$ 51.82	$ 43.78
Total Return A	15.99%	2.05%	24.74%	19.12%	(46.34)%
Ratios to Average Net Assets C, F
Expenses before reductions	.68%	.60%	.64%	.64%	.76%
Expenses net of fee waivers, if any	.68%	.60%	.64%	.64%	.76%
Expenses net of all reductions	.68%	.59%	.63%	.64%	.76%
Net investment income (loss)	1.07%	.87%	1.12% E	1.41%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 5,571	$ 6,006	$ 7,276	$ 7,278	$ 11,066
Portfolio turnover rate D	77%	95%	148%	51%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 64.66	$ 64.24	$ 51.96	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.85	.70	.76 G	.72	.25
Net realized and unrealized gain (loss)	9.47	.74	12.12	7.67	(29.04)
Total from investment operations	10.32	1.44	12.88	8.39	(28.79)
Distributions from net investment income	(.68)	(1.00)	(.60)	(.25)	-
Distributions from net realized gain	(.03)	(.02)	-	-	-
Total distributions	(.71)	(1.02)	(.60)	(.25)	-
Net asset value, end of period	$ 74.27	$ 64.66	$ 64.24	$ 51.96	$ 43.82
Total Return B, C	16.16%	2.20%	24.96%	19.39%	(39.65)%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%	.44%	.47%	.40%	.60% A
Expenses net of fee waivers, if any	.54%	.44%	.47%	.40%	.60% A
Expenses net of all reductions	.53%	.44%	.46%	.40%	.60% A
Net investment income (loss)	1.22%	1.02%	1.29% G	1.64%	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 765	$ 639	$ 872	$ 484	$ 177
Portfolio turnover rate F	77%	95%	148%	51%	50%

A Annualized.

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 546,190
Gross unrealized depreciation	(636,556)
Net unrealized appreciation (depreciation) on securities and other investments	$ (90,366)

Tax Cost	$ 6,491,853

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 45,145
Capital loss carryforward	$ (2,138,210)
Net unrealized appreciation (depreciation)	$ (90,363)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,809,894)
2018	(328,316)
Total capital loss carryforward	$ (2,138,210)

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 62,206	$ 114,509

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $226 and a change in net unrealized appreciation (depreciation) of $882 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,819,773 and $6,014,900, respectively.

The Fund realized a gain and loss of $58 and $24 respectively, on sales of investments which did not meet the investment restrictions of the Fund. The loss of $24 was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Value	$ 11,305.20
Class K	363.05
	$ 11,668

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $150 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Annual Report

7. Committed Line of Credit - continued

amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,628. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,130, including $35 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $310 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Value	$ 52,420	$ 98,394
Class K	6,856	13,607
Total	$ 59,276	$ 112,001

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

Years ended October 31,	2012	2011
From net realized gain
Value	$ 2,639	$ 2,236
Class K	291	272
Total	$ 2,930	$ 2,508

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Value
Shares sold	4,490	9,763	$ 310,256	$ 677,671
Reinvestment of distributions	833	1,446	52,550	96,363
Shares redeemed	(23,268)	(31,637)	(1,594,790)	(2,177,863)
Net increase (decrease)	(17,945)	(20,428)	$ (1,231,984)	$ (1,403,829)
Class K
Shares sold	4,935	4,738	$ 339,901	$ 327,041
Reinvestment of distributions	113	208	7,146	13,878
Shares redeemed	(4,630)	(8,636)	(318,917)	(605,072)
Net increase (decrease)	418	(3,690)	$ 28,130	$ (264,153)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Value Fund (a fund of Fidelity Capital Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Value Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

VAL-UANN-1212
1.784783.109

Fidelity®

Value

Fund -
Class K

Annual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class K A	16.16%	-0.99%	9.01%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008, are those of Fidelity® Value Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Value Fund - Class K on October 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility to post strong gains for the year ending October 31, 2012, and extend an uptrend that began in March 2009. The broad-based S&P 500® Index advanced 15.21% for the 12-month period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 12.56% and 12.21%, respectively. Debt problems in Europe, slower growth in China and uncertainty about a U.S. economic recovery put downward pressure on stocks early on and during a turbulent spring. However, beginning in June, stocks rose on central bank stimulus, steps to repair the eurozone and signs of life in the U.S. housing market. Equity benchmarks hit multiyear highs in September, with the Dow and the S&P® achieving their best marks since 2007, and the Nasdaq reaching a 12-year high. Stocks retreated in October, which was marked by disappointing corporate earnings reports and a two-day weather-related closure of the New York Stock Exchange. Among the 10 sectors that comprise the S&P 500®, most posted a double-digit gain, led by telecommunication services (+26%) and health care (+22%), with energy (+7%) and materials (+7%) lagging the most. Despite lingering eurozone turmoil and weaker local currencies versus the U.S. dollar, foreign developed-markets stocks rose modestly, with the MSCI® EAFE® Index adding 4.76%.

Comments from Matthew Friedman, Lead Portfolio Manager of Fidelity® Value Fund: For the year, the fund's Class K shares returned 16.16%, compared with 14.99% for the Russell Midcap® Value Index. The fund's relative performance was largely driven by favorable stock picking in the materials and consumer discretionary sectors. Sempra Energy in utilities was the fund's top individual contributor, while regional banking firms Wells Fargo and U.S. Bancorp further boosted returns, despite financials' overall drag on results. Canadian oil and gas entity Nexen and specialty chemicals manufacturer Solutia were among several beneficiaries of buyout activity. Weak stock picking in the financials sector was the biggest detractor, including stakes in Brazil's Itau Unibanco Holdings and Knight Capital Group, along with missing out on strong-performing index component Discover Financial Services. Results from the telecommunication services and information technology sectors also were disappointing, including the biggest individual detractor, Latin American wireless provider NII Holdings, and personal computer/printer manufacturer Hewlett-Packard. A number of these stocks were not in the index, and I sold some prior to period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Value	.55%
Actual		$ 1,000.00	$ 1,032.60	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80
Class K	.42%
Actual		$ 1,000.00	$ 1,033.40	$ 2.15
HypotheticalA		$ 1,000.00	$ 1,023.03	$ 2.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.8	2.5
Berkshire Hathaway, Inc. Class B	1.6	1.6
Edison International	1.4	1.8
Northeast Utilities	1.4	1.1
U.S. Bancorp	1.1	1.3
ITC Holdings Corp.	1.1	0.0
Wells Fargo & Co.	1.0	1.7
Ventas, Inc.	0.9	0.7
CIT Group, Inc.	0.9	0.9
AECOM Technology Corp.	0.9	0.1
	12.1
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.0	28.6
Industrials	12.3	11.6
Information Technology	10.6	9.2
Consumer Discretionary	10.6	11.1
Utilities	8.9	11.3
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Stocks and Equity Futures 98.1%		Stocks and Equity Futures 97.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	16.1%	** Foreign investments	16.8%

Annual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.0%
Delphi Automotive PLC	1,312,555	$ 41,267
Tenneco, Inc. (a)	637,563	19,478
		60,745
Automobiles - 0.3%
Harley-Davidson, Inc.	392,496	18,353
Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes SA	1,005,500	17,624
DeVry, Inc.	567,998	14,916
H&R Block, Inc.	1,056,338	18,697
		51,237
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. unit	375,574	14,227
Penn National Gaming, Inc. (a)	497,237	20,103
Sonic Corp. (a)	1,536,421	15,318
		49,648
Household Durables - 0.9%
Harman International Industries, Inc.	258,731	10,849
Jarden Corp.	586,729	29,219
Whirlpool Corp.	186,395	18,207
		58,275
Internet & Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	1,870,503	37,410
Leisure Equipment & Products - 0.2%
Brunswick Corp.	546,055	12,881
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	843,988	14,702
DreamWorks Animation SKG, Inc. Class A (a)(d)	718,007	14,626
Kabel Deutschland Holding AG	106,600	7,681
Liberty Media Corp. Series A (a)	149,899	8,531
McGraw-Hill Companies, Inc.	216,537	11,970
Time Warner, Inc.	317,400	13,791
Valassis Communications, Inc. (a)(d)	471,351	12,265
		83,566
Multiline Retail - 0.1%
PPR SA	47,400	8,334
Specialty Retail - 4.3%
Abercrombie & Fitch Co. Class A	351,983	10,764
Advance Auto Parts, Inc.	241,917	17,162
Ascena Retail Group, Inc. (a)	2,244,907	44,449
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	83,400	$ 4,811
Best Buy Co., Inc.	1,711,778	26,036
Chico's FAS, Inc.	924,880	17,203
Express, Inc. (a)	1,019,872	11,351
Guess?, Inc.	893,647	22,145
Jos. A. Bank Clothiers, Inc. (a)	303,858	14,218
Lowe's Companies, Inc.	1,122,100	36,334
OfficeMax, Inc.	1,484,804	10,913
Signet Jewelers Ltd.	281,867	14,589
Staples, Inc.	2,260,456	26,029
WH Smith PLC (d)	1,488,188	14,914
		270,918
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	504,600	17,183
TOTAL CONSUMER DISCRETIONARY		668,550
CONSUMER STAPLES - 5.2%
Beverages - 1.5%
Britvic PLC	1,746,258	10,122
Cott Corp.	1,134,000	8,663
Dr Pepper Snapple Group, Inc.	649,252	27,820
Molson Coors Brewing Co. Class B	864,875	37,311
Treasury Wine Estates Ltd.	2,289,505	11,741
		95,657
Food & Staples Retailing - 0.7%
CVS Caremark Corp.	525,420	24,379
Kroger Co.	430,804	10,865
Walgreen Co.	285,914	10,073
		45,317
Food Products - 2.1%
Bunge Ltd.	307,846	21,866
ConAgra Foods, Inc.	940,460	26,182
Danone SA	270,000	16,597
Dean Foods Co. (a)	501,594	8,447
Ingredion, Inc.	229,123	14,082
The J.M. Smucker Co.	513,953	44,015
		131,189
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.5%
Reckitt Benckiser Group PLC	544,727	$ 32,964
Tobacco - 0.4%
Lorillard, Inc.	225,733	26,187
TOTAL CONSUMER STAPLES		331,314
ENERGY - 8.6%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	921,480	46,664
Dresser-Rand Group, Inc. (a)	203,400	10,481
Fugro NV (Certificaten Van Aandelen) unit	271,300	18,342
Halliburton Co.	533,715	17,234
National Oilwell Varco, Inc.	342,731	25,259
Oil States International, Inc. (a)	134,627	9,841
Patterson-UTI Energy, Inc.	1,192,190	19,290
Rowan Companies PLC (a)	1,168,275	37,046
		184,157
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	525,590	36,166
BPZ Energy, Inc. (a)	2,283,600	6,577
Chesapeake Energy Corp. (d)	904,810	18,331
Cloud Peak Energy, Inc. (a)	786,874	16,603
Energen Corp.	961,744	44,865
EQT Corp.	487,340	29,547
Exxon Mobil Corp.	142,300	12,973
HollyFrontier Corp.	1,081,869	41,793
Marathon Petroleum Corp.	416,900	22,900
Noble Energy, Inc.	232,400	22,080
Northern Oil & Gas, Inc. (a)	424,800	6,440
Phillips 66	525,427	24,779
The Williams Companies, Inc.	1,222,308	42,769
World Fuel Services Corp.	439,620	15,255
WPX Energy, Inc.	1,326,360	22,469
		363,547
TOTAL ENERGY		547,704
FINANCIALS - 27.0%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	357,570	20,871
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Ashmore Group PLC	1,830,400	$ 10,743
Bank of New York Mellon Corp.	308,504	7,623
Fortress Investment Group LLC	2,538,300	10,965
Goldman Sachs Group, Inc.	124,747	15,268
Invesco Ltd.	1,882,421	45,780
Morgan Stanley	1,501,747	26,100
State Street Corp.	1,152,995	51,389
TD Ameritrade Holding Corp.	397,764	6,241
The Blackstone Group LP	1,268,496	19,484
		214,464
Commercial Banks - 4.8%
Bank of Ireland (a)	140,863,526	16,806
CIT Group, Inc. (a)	1,488,503	55,402
Comerica, Inc.	68,899	2,054
DnB NOR ASA	1,327,495	16,578
First Citizen Bancshares, Inc.	82,945	13,997
Heritage Financial Corp., Washington	74,295	1,027
Itau Unibanco Holdings SA sponsored ADR	2,732,075	39,834
PNC Financial Services Group, Inc.	459,155	26,718
U.S. Bancorp	2,158,512	71,684
Wells Fargo & Co.	1,822,328	61,394
		305,494
Consumer Finance - 1.1%
Capital One Financial Corp.	359,700	21,643
SLM Corp.	2,646,276	46,522
		68,165
Diversified Financial Services - 1.6%
Deutsche Boerse AG	269,500	14,587
JPMorgan Chase & Co.	1,083,721	45,169
Moody's Corp.	411,797	19,832
The NASDAQ Stock Market, Inc.	897,115	21,360
		100,948
Insurance - 8.6%
AFLAC, Inc.	978,872	48,728
Aon PLC	625,428	33,742
Berkshire Hathaway, Inc. Class B (a)	1,199,334	103,562
Brasil Insurance Participacoes e Administracao SA	1,158,100	10,229
Fairfax Financial Holdings Ltd. (sub. vtg.)	148,061	54,927
First American Financial Corp.	194,886	4,434
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Greenlight Capital Re, Ltd. (a)	396,456	$ 10,129
Hanover Insurance Group, Inc.	9,900	357
Hartford Financial Services Group, Inc.	1,071,642	23,265
Jardine Lloyd Thompson Group PLC	743,607	8,922
MetLife, Inc.	924,164	32,799
Montpelier Re Holdings Ltd.	183,300	4,192
Old Republic International Corp.	4,056,721	40,080
Progressive Corp.	307,400	6,855
Prudential Financial, Inc.	395,522	22,565
Reinsurance Group of America, Inc.	444,618	23,529
StanCorp Financial Group, Inc.	602,975	20,712
The Chubb Corp.	9,900	762
The Travelers Companies, Inc.	9,900	702
Torchmark Corp.	673,101	34,052
Unum Group	1,040,504	21,101
Validus Holdings Ltd.	1,088,538	38,970
		544,614
Real Estate Investment Trusts - 4.4%
American Campus Communities, Inc.	49,600	2,247
American Realty Capital Trust, Inc.	475,765	5,362
American Tower Corp.	534,391	40,234
Boston Properties, Inc.	177,252	18,842
Corporate Office Properties Trust (SBI)	249,000	6,213
Douglas Emmett, Inc.	902,617	21,166
Equity Lifestyle Properties, Inc.	265,919	17,904
HCP, Inc.	94,127	4,170
Health Care REIT, Inc.	69,389	4,124
MFA Financial, Inc.	1,565,592	12,791
Prologis, Inc.	956,578	32,801
Public Storage	49,274	6,831
SL Green Realty Corp.	314,473	23,680
Ventas, Inc.	930,455	58,870
Weyerhaeuser Co.	908,804	25,165
		280,400
Real Estate Management & Development - 2.8%
Brookfield Asset Management, Inc. Class A (d)	130,400	4,489
CBRE Group, Inc. (a)	1,745,341	31,451
Forest City Enterprises, Inc. Class A (a)	2,520,873	40,460
Forestar Group, Inc. (a)	1,410,019	22,574
Jones Lang LaSalle, Inc.	39,599	3,078
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Kennedy-Wilson Holdings, Inc.	5,048,749	$ 71,692
		173,744
Thrifts & Mortgage Finance - 0.3%
People's United Financial, Inc.	1,774,435	21,346
TOTAL FINANCIALS		1,709,175
HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)	127,415	2,446
Boston Scientific Corp. (a)	4,783,984	24,590
CareFusion Corp. (a)	1,030,596	27,373
Hologic, Inc. (a)	554,955	11,443
St. Jude Medical, Inc.	88,900	3,401
Stryker Corp.	349,541	18,386
Teleflex, Inc.	87,758	5,963
The Cooper Companies, Inc.	65,224	6,260
Zimmer Holdings, Inc.	630,122	40,460
		140,322
Health Care Providers & Services - 2.9%
Brookdale Senior Living, Inc. (a)	148,600	3,486
CIGNA Corp.	578,225	29,489
Emeritus Corp. (a)	1,387,733	31,155
Health Net, Inc. (a)	214,796	4,622
Humana, Inc.	276,476	20,534
McKesson Corp.	239,504	22,348
MEDNAX, Inc. (a)	299,157	20,636
Quest Diagnostics, Inc.	148,300	8,560
UnitedHealth Group, Inc.	270,898	15,170
Universal Health Services, Inc. Class B	677,790	28,054
		184,054
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	102,000	1,318
Life Sciences Tools & Services - 0.5%
Life Technologies Corp. (a)	501,232	24,515
PerkinElmer, Inc.	148,700	4,599
		29,114
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.3%
AVANIR Pharmaceuticals Class A (a)(d)	2,129,558	$ 6,091
Elan Corp. PLC sponsored ADR (a)	1,327,500	14,337
Endo Pharmaceuticals Holdings, Inc. (a)	527,240	15,111
Forest Laboratories, Inc. (a)	325,700	10,979
Hospira, Inc. (a)	146,100	4,484
Impax Laboratories, Inc. (a)	508,194	10,799
ViroPharma, Inc. (a)	87,236	2,203
Warner Chilcott PLC	643,690	7,454
Watson Pharmaceuticals, Inc. (a)	135,600	11,655
		83,113
TOTAL HEALTH CARE		437,921
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.5%
DigitalGlobe, Inc. (a)(d)	635,073	16,474
Esterline Technologies Corp. (a)	224,477	12,973
General Dynamics Corp.	268,420	18,274
Meggitt PLC	2,073,434	12,916
Rockwell Collins, Inc.	174,809	9,366
Textron, Inc.	907,345	22,874
		92,877
Building Products - 0.8%
Owens Corning (a)	1,461,648	49,097
Commercial Services & Supplies - 2.1%
Corrections Corp. of America	563,119	18,949
Interface, Inc.	951,164	13,611
Intrum Justitia AB	871,887	12,619
Quad/Graphics, Inc.	698,972	12,812
Republic Services, Inc.	595,834	16,892
Sykes Enterprises, Inc. (a)	808,954	11,018
The Geo Group, Inc.	1,627,548	45,116
		131,017
Construction & Engineering - 1.6%
AECOM Technology Corp. (a)	2,577,968	55,349
Foster Wheeler AG (a)	1,452,830	32,355
MasTec, Inc. (a)	507,002	11,438
		99,142
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	149,350	$ 12,504
Prysmian SpA	683,300	13,143
		25,647
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	397,810	22,098
Koninklijke Philips Electronics NV	426,534	10,683
Orkla ASA (A Shares)	1,021,800	8,083
		40,864
Machinery - 3.2%
Cummins, Inc.	192,600	18,024
Fiat Industrial SpA	1,082,794	11,726
GEA Group AG	313,234	9,780
Harsco Corp.	826,620	16,524
Ingersoll-Rand PLC	400,092	18,816
ITT Corp.	581,425	12,094
Oshkosh Truck Corp. (a)	860,552	25,799
PACCAR, Inc.	239,567	10,383
Parker Hannifin Corp.	127,404	10,022
Snap-On, Inc.	187,714	14,516
Stanley Black & Decker, Inc.	790,502	54,782
		202,466
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)(d)(e)	3,001,747	4,563
Professional Services - 1.1%
FTI Consulting, Inc. (a)	320,852	8,329
Manpower, Inc.	580,185	22,012
Towers Watson & Co.	784,764	42,150
		72,491
Road & Rail - 0.5%
Con-way, Inc.	402,475	11,716
Quality Distribution, Inc. (a)(e)	1,634,287	14,055
Vitran Corp., Inc. (a)(e)	1,639,888	8,577
		34,348
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	909,268	$ 11,329
WESCO International, Inc. (a)	238,832	15,495
		26,824
TOTAL INDUSTRIALS		779,336
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.9%
Cisco Systems, Inc.	763,461	13,086
Motorola Solutions, Inc.	263,240	13,604
Polycom, Inc. (a)	1,596,891	16,001
ViaSat, Inc. (a)	350,321	13,606
		56,297
Computers & Peripherals - 0.6%
Electronics for Imaging, Inc. (a)	607,448	10,545
Hewlett-Packard Co.	1,442,742	19,982
Lexmark International, Inc. Class A	394,800	8,393
		38,920
Electronic Equipment & Components - 2.7%
Aeroflex Holding Corp. (a)	1,197,731	7,618
Arrow Electronics, Inc. (a)	635,225	22,379
Benchmark Electronics, Inc. (a)	497,930	7,379
Corning, Inc.	942,420	11,073
Flextronics International Ltd. (a)	7,686,041	44,348
Jabil Circuit, Inc.	2,439,789	42,306
TE Connectivity Ltd.	576,584	18,554
TTM Technologies, Inc. (a)	1,753,400	15,781
		169,438
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	616,500	10,363
IT Services - 1.5%
Amdocs Ltd.	658,463	21,775
Fidelity National Information Services, Inc.	488,595	16,060
Fiserv, Inc. (a)	255,903	19,177
Global Payments, Inc.	337,368	14,422
Sapient Corp. (a)	915,914	9,416
Unisys Corp. (a)	696,922	11,883
		92,733
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp.	3,439,789	$ 22,152
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	288,725	15,871
Broadcom Corp. Class A	533,662	16,829
Entegris, Inc. (a)	1,383,824	11,361
Freescale Semiconductor Holdings I Ltd. (a)(d)	2,887,502	25,814
Intersil Corp. Class A	3,250,292	22,915
Marvell Technology Group Ltd.	2,450,132	19,332
NXP Semiconductors NV (a)	637,900	15,475
ON Semiconductor Corp. (a)	3,317,582	20,403
PMC-Sierra, Inc. (a)	1,655,360	7,747
		155,747
Software - 2.0%
Autodesk, Inc. (a)	228,239	7,267
BMC Software, Inc. (a)	221,737	9,025
Check Point Software Technologies Ltd. (a)	249,500	11,110
Comverse Technology, Inc. (a)	2,327,195	15,336
Constellation Software, Inc.	69,400	7,960
Electronic Arts, Inc. (a)	1,210,892	14,955
JDA Software Group, Inc. (a)	674,285	25,717
Oracle Corp.	570,503	17,714
Symantec Corp. (a)	825,866	15,023
		124,107
TOTAL INFORMATION TECHNOLOGY		669,757
MATERIALS - 6.2%
Chemicals - 3.2%
Air Products & Chemicals, Inc.	280,867	21,776
Albemarle Corp.	311,486	17,166
Ashland, Inc.	649,855	46,237
Cytec Industries, Inc.	293,800	20,219
Eastman Chemical Co.	559,695	33,156
LyondellBasell Industries NV Class A	335,020	17,887
Methanex Corp.	392,108	11,754
Mexichem SAB de CV	1,678,900	8,320
W.R. Grace & Co. (a)	110,219	7,072
Westlake Chemical Corp.	240,564	18,297
		201,884
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 1.5%
Ball Corp.	611,682	$ 26,198
Rock-Tenn Co. Class A	705,834	51,660
Sonoco Products Co.	458,178	14,263
		92,121
Metals & Mining - 1.5%
Coeur d'Alene Mines Corp. (a)	288,200	8,908
First Quantum Minerals Ltd.	937,100	21,064
Gem Diamonds Ltd. (a)	2,582,367	7,032
Reliance Steel & Aluminum Co.	904,270	49,138
SunCoke Energy, Inc. (a)	741,477	11,916
		98,058
TOTAL MATERIALS		392,063
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
CenturyLink, Inc.	57,491	2,207
Frontier Communications Corp. (d)	2,166,104	10,224
		12,431
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)(d)	3,022,115	24,086
Sprint Nextel Corp. (a)	2,652,304	14,694
		38,780
TOTAL TELECOMMUNICATION SERVICES		51,211
UTILITIES - 8.9%
Electric Utilities - 5.5%
Edison International	1,934,770	90,818
ITC Holdings Corp.	895,512	71,301
NextEra Energy, Inc.	307,893	21,571
Northeast Utilities	2,270,479	89,230
OGE Energy Corp.	543,651	31,303
Pinnacle West Capital Corp.	451,913	23,938
PNM Resources, Inc.	943,392	20,906
		349,067
Gas Utilities - 0.3%
ONEOK, Inc.	364,574	17,244
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.0%
Calpine Corp. (a)	920,860	$ 16,207
The AES Corp.	4,559,203	47,644
		63,851
Multi-Utilities - 2.1%
PG&E Corp.	448,769	19,082
Sempra Energy	1,623,397	113,238
		132,320
TOTAL UTILITIES		562,482
TOTAL COMMON STOCKS (Cost $6,187,814)		6,149,513
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.11% 11/23/12 to 1/24/13 (f) (Cost $3,080)	$ 3,080	3,080
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	189,262,510	189,263
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	59,630,645	59,631
TOTAL MONEY MARKET FUNDS (Cost $248,894)		248,894
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $6,439,788)		6,401,487
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(65,883)
NET ASSETS - 100%		$ 6,335,604
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
640 CME E-mini S&P MidCap 400 Index Contracts	Dec. 2012	$ 62,598	$ (209)

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,065,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 240
Fidelity Securities Lending Cash Central Fund	1,130
Total	$ 1,370
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pinnacle Airlines Corp.	$ 4,948	$ -	$ 302	$ -	$ -
Quality Distribution, Inc.	16,056	3,500	1,627	-	14,055
Ultrapetrol (Bahamas) Ltd.	3,216	3,646	-	-	4,563
Vitran Corp., Inc.	7,920	33	-	-	8,577
Total	$ 32,140	$ 7,179	$ 1,929	$ -	$ 27,195
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 668,550	$ 668,550	$ -	$ -
Consumer Staples	331,314	331,314	-	-
Energy	547,704	547,704	-	-
Financials	1,709,175	1,692,369	16,806	-
Health Care	437,921	437,921	-	-
Industrials	779,336	768,653	10,683	-
Information Technology	669,757	669,757	-	-
Materials	392,063	392,063	-	-
Telecommunication Services	51,211	51,211	-	-
Utilities	562,482	562,482	-	-
U.S. Government and Government Agency Obligations	3,080	-	3,080	-
Money Market Funds	248,894	248,894	-	-
Total Investments in Securities:	$ 6,401,487	$ 6,370,918	$ 30,569	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (209)	$ (209)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (209)
Total Value of Derivatives	$ -	$ (209)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.9%
Bermuda	2.7%
United Kingdom	2.5%
Canada	2.1%
Netherlands	1.4%
Brazil	1.1%
Others (Individually Less Than 1%)	6.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $57,528) - See accompanying schedule: Unaffiliated issuers (cost $6,155,423)	$ 6,125,398
Fidelity Central Funds (cost $248,894)	248,894
Other affiliated issuers (cost $35,471)	27,195
Total Investments (cost $6,439,788)		$ 6,401,487
Cash		3
Receivable for investments sold		52,088
Receivable for fund shares sold		2,776
Dividends receivable		2,731
Distributions receivable from Fidelity Central Funds		93
Receivable for daily variation margin on futures contracts		339
Other receivables		475
Total assets		6,459,992

Liabilities
Payable for investments purchased	$ 44,340
Payable for fund shares redeemed	16,927
Accrued management fee	1,996
Other affiliated payables	1,025
Other payables and accrued expenses	469
Collateral on securities loaned, at value	59,631
Total liabilities		124,388

Net Assets		$ 6,335,604
Net Assets consist of:
Paid in capital		$ 8,519,381
Undistributed net investment income		44,796
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,190,066)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(38,507)
Net Assets		$ 6,335,604

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	October 31, 2012

Value: Net Asset Value, offering price and redemption price per share ($5,571,022 ÷ 75,140 shares)	$ 74.14

Class K: Net Asset Value, offering price and redemption price per share ($764,582 ÷ 10,294 shares)	$ 74.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2012

Investment Income
Dividends		$ 111,107
Interest		4
Income from Fidelity Central Funds		1,370
Total income		112,481

Expenses
Management fee Basic fee	$ 35,859
Performance adjustment	(6,434)
Transfer agent fees	11,668
Accounting and security lending fees	1,153
Custodian fees and expenses	250
Independent trustees' compensation	43
Appreciation in deferred trustee compensation account	1
Registration fees	97
Audit	86
Legal	27
Miscellaneous	70
Total expenses before reductions	42,820
Expense reductions	(310)	42,510
Net investment income (loss)		69,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	273,852
Other affiliated issuers	(9,159)
Investments not meeting investment restrictions	34
Payment from investment advisor for loss on investment not meeting investment restrictions	24
Foreign currency transactions	(459)
Futures contracts	226
Total net realized gain (loss)		264,518
Change in net unrealized appreciation (depreciation) on: Investment securities	621,331
Assets and liabilities in foreign currencies	(19)
Futures contracts	882
Total change in net unrealized appreciation (depreciation)		622,194
Net gain (loss)		886,712
Net increase (decrease) in net assets resulting from operations		$ 956,683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2012	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,971	$ 71,043
Net realized gain (loss)	264,518	852,091
Change in net unrealized appreciation (depreciation)	622,194	(642,684)
Net increase (decrease) in net assets resulting from operations	956,683	280,450
Distributions to shareholders from net investment income	(59,276)	(112,001)
Distributions to shareholders from net realized gain	(2,930)	(2,508)
Total distributions	(62,206)	(114,509)
Share transactions - net increase (decrease)	(1,203,854)	(1,667,982)
Total increase (decrease) in net assets	(309,377)	(1,502,041)

Net Assets
Beginning of period	6,644,981	8,147,022
End of period (including undistributed net investment income of $44,796 and undistributed net investment income of $38,674, respectively)	$ 6,335,604	$ 6,644,981

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Value

Years ended October 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 64.53	$ 64.09	$ 51.82	$ 43.78	$ 89.60
Income from Investment Operations
Net investment income (loss) B	.74	.59	.66 E	.59	.75
Net realized and unrealized gain (loss)	9.48	.75	12.09	7.69	(38.92)
Total from investment operations	10.22	1.34	12.75	8.28	(38.17)
Distributions from net investment income	(.58)	(.88)	(.48)	(.24)	(.56)
Distributions from net realized gain	(.03)	(.02)	-	-	(7.09)
Total distributions	(.61)	(.90)	(.48)	(.24)	(7.65)
Net asset value, end of period	$ 74.14	$ 64.53	$ 64.09	$ 51.82	$ 43.78
Total Return A	15.99%	2.05%	24.74%	19.12%	(46.34)%
Ratios to Average Net Assets C, F
Expenses before reductions	.68%	.60%	.64%	.64%	.76%
Expenses net of fee waivers, if any	.68%	.60%	.64%	.64%	.76%
Expenses net of all reductions	.68%	.59%	.63%	.64%	.76%
Net investment income (loss)	1.07%	.87%	1.12% E	1.41%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 5,571	$ 6,006	$ 7,276	$ 7,278	$ 11,066
Portfolio turnover rate D	77%	95%	148%	51%	50%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended October 31,	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 64.66	$ 64.24	$ 51.96	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.85	.70	.76 G	.72	.25
Net realized and unrealized gain (loss)	9.47	.74	12.12	7.67	(29.04)
Total from investment operations	10.32	1.44	12.88	8.39	(28.79)
Distributions from net investment income	(.68)	(1.00)	(.60)	(.25)	-
Distributions from net realized gain	(.03)	(.02)	-	-	-
Total distributions	(.71)	(1.02)	(.60)	(.25)	-
Net asset value, end of period	$ 74.27	$ 64.66	$ 64.24	$ 51.96	$ 43.82
Total Return B, C	16.16%	2.20%	24.96%	19.39%	(39.65)%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%	.44%	.47%	.40%	.60% A
Expenses net of fee waivers, if any	.54%	.44%	.47%	.40%	.60% A
Expenses net of all reductions	.53%	.44%	.46%	.40%	.60% A
Net investment income (loss)	1.22%	1.02%	1.29% G	1.64%	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 765	$ 639	$ 872	$ 484	$ 177
Portfolio turnover rate F	77%	95%	148%	51%	50%

A Annualized.

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of October 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 546,190
Gross unrealized depreciation	(636,556)
Net unrealized appreciation (depreciation) on securities and other investments	$ (90,366)

Tax Cost	$ 6,491,853

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 45,145
Capital loss carryforward	$ (2,138,210)
Net unrealized appreciation (depreciation)	$ (90,363)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (1,809,894)
2018	(328,316)
Total capital loss carryforward	$ (2,138,210)

The tax character of distributions paid was as follows:

	October 31, 2012	October 31, 2011
Ordinary Income	$ 62,206	$ 114,509

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $226 and a change in net unrealized appreciation (depreciation) of $882 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,819,773 and $6,014,900, respectively.

The Fund realized a gain and loss of $58 and $24 respectively, on sales of investments which did not meet the investment restrictions of the Fund. The loss of $24 was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Value	$ 11,305.20
Class K	363.05
	$ 11,668

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $150 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Annual Report

7. Committed Line of Credit - continued

amounted to $18 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,628. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,130, including $35 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $310 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2012	2011
From net investment income
Value	$ 52,420	$ 98,394
Class K	6,856	13,607
Total	$ 59,276	$ 112,001

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

Years ended October 31,	2012	2011
From net realized gain
Value	$ 2,639	$ 2,236
Class K	291	272
Total	$ 2,930	$ 2,508

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2012	2011	2012	2011
Value
Shares sold	4,490	9,763	$ 310,256	$ 677,671
Reinvestment of distributions	833	1,446	52,550	96,363
Shares redeemed	(23,268)	(31,637)	(1,594,790)	(2,177,863)
Net increase (decrease)	(17,945)	(20,428)	$ (1,231,984)	$ (1,403,829)
Class K
Shares sold	4,935	4,738	$ 339,901	$ 327,041
Reinvestment of distributions	113	208	7,146	13,878
Shares redeemed	(4,630)	(8,636)	(318,917)	(605,072)
Net increase (decrease)	418	(3,690)	$ 28,130	$ (264,153)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Value Fund (a fund of Fidelity Capital Trust) at October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Value Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 236 funds advised by FMR or an affiliate. Mr. Curvey oversees 443 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (59)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (62)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (70)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Thomas C. Hense (48)

Year of Election or Appointment: 2008 or 2010

Vice President of Fidelity's High Income (2008), Small Cap (2008), and Value (2010) Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Sadoski also serves as Assistant Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

K Class designates 85% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

K Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Value Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2011.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

VAL-K-UANN-1212
1.863246.104

Item 2. Code of Ethics

As of the end of the period, October 31, 2012, Fidelity Capital Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Stock Selector Small Cap Fund (the "Fund"):

Services Billed by Deloitte Entities

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Stock Selector Small Cap Fund	$42,000	$-	$4,600	$600

October 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Stock Selector Small Cap Fund	$42,000	$-	$4,600	$400

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Focused Stock Fund, and Fidelity Value Fund (the "Funds"):

Services Billed by PwC

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital Appreciation Fund	$57,000	$-	$3,300	$3,800
Fidelity Disciplined Equity Fund	$67,000	$-	$3,500	$5,200
Fidelity Focused Stock Fund	$35,000	$-	$3,300	$1,700
Fidelity Value Fund	$65,000	$-	$5,300	$4,200

October 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital Appreciation Fund	$58,000	$-	$3,300	$4,200
Fidelity Disciplined Equity Fund	$70,000	$-	$3,300	$6,600
Fidelity Focused Stock Fund	$34,000	$-	$3,300	$1,800
Fidelity Value Fund	$68,000	$-	$4,300	$5,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2012A	October 31, 2011A
Audit-Related Fees	$720,000	$440,000
Tax Fees	$-	$-
All Other Fees	$1,305,000	$430,000

A Amounts may reflect rounding.

Services Billed by PwC

	October 31, 2012A	October 31, 2011A
Audit-Related Fees	$3,640,000	$3,835,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2012 A	October 31, 2011 A
PwC	$4,200,000	$5,865,000
Deloitte Entities	$2,070,000	$965,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 26, 2012